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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08405

Evergreen Select Money Market Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making an annual filing for six of its series, Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Prime Cash Management Money Market Fund, for the year ended February 28, 2010. These series have February 28 fiscal year end.

Date of reporting period:	February 28, 2010

Item 1 - Reports to Stockholders.

Evergreen Institutional 100% Treasury Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
10	STATEMENT OF ASSETS AND LIABILITIES
11	STATEMENT OF OPERATIONS
12	STATEMENTS OF CHANGES IN NET ASSETS
13	NOTES TO FINANCIAL STATEMENTS
20	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
21	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

April 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Institutional 100% Treasury Money Market Fund for the twelve-month period ended February 28, 2010 (the “period”).

At the beginning of the period in March 2009, the credit markets were at the early stages of a recovery in the wake of the credit crisis from late 2008. The positive effects from government intervention programs began to appear in the spring of 2009 as the credit system started to build a steadier foundation and investors increasingly returned to both the credit markets and the equity markets. The trend over the period was one of steady improvement in investor confidence and in credit market conditions. Overall, the period finished with indications of stronger investor sentiment than when it began.

Short-term credit markets slowly regained their footing in early 2009 after several months of uncertainty following the credit crisis of late 2008. Although government intervention programs to aid the short-term credit markets had been in effect for several months following the crisis, the trend toward fully functioning markets only began to emerge in March of 2009. Many investors had remained skeptical of certain financial institutions for several months. That all finally started to change after the government’s stress tests of banks in early 2009 attested to the strength of financial institutions. That signal to the markets, coupled with the ongoing support from government programs, bolstered confidence in the credit system. Thus, 2009 became a year of strengthening confidence in credit. Investors incrementally began to follow the government’s lead by re-engaging in the credit system on the belief that in the worst case scenario the government would step in and buy whatever the investor was too afraid to own through various government programs. As the months went by this government-inspired investor confidence began to stand on its own two feet. Investors increasingly traded with each other once again and relied less and less on selling to the government as the buyer and lender of last resort.

Compared with turmoil from the financial crisis, the past twelve months were a period of improvement and relative calm. The tone of the markets improved with each passing month as efforts by central banks took hold and the general level of credit quality improved. Several government programs were implemented in late 2008 and had positive effect during 2009. For money market eligible securities, the most influential programs were the Asset-Backed Commercial Paper Money Market Fund Liquidity

1

LETTER TO SHAREHOLDERS continued

Facility (“AMLF”), the Commercial Paper Funding Facility (“CPFF”), and the Temporary Liquidity Guarantee Program (“TLGP”). All of these facilities were aimed at reconstructing a market for short-term credit securities. Because investors were largely unwilling to lend and invest money in an environment of unusually high risk, the government was compelled to step in to fill the void. This resulted in a market made by government intervention which served investors well and produced a foundation for investors to trade on. As 2009 progressed, the need for such programs lessened as markets increasingly functioned on their own merits without explicit government support. Thus, the government reassessed its intervention and scheduled the retirement of several programs for the end of October 2009. Credit markets showed little concern for the end of the programs which, in our view, was an indication of how far credit markets had improved over the previous six months. Many of the Federal Reserve programs aimed at supporting liquidity in the money markets, such as the AMLF, CPFF, Primary Dealer Credit Facility (“PDCP”) and Term Securities Lending Facility (“TSLF”), expired on February 1, 2010, with little fanfare and to no noticeable effect.

On January 27, 2010, the Securities and Exchange Commission (the “SEC”) approved amendments to Rule 2a-7, the section of the Investment Company Act that governs money market funds. The SEC had proposed certain amendments in June 2009, asking for public comment. After having received over 150 comments from the public, the final amendments largely mirrored the initial proposals released last June. These changes shortened the maximum weighted-average maturity of money market funds, restricted the use of “second tier” and illiquid securities, required funds to periodically stress test their funds, and set standards for the percentage of a fund’s assets that must be invested in highly liquid securities. These changes were well known by the money market fund industry; and we believe a transition to the new requirements should proceed smoothly. In our opinion, our funds are well positioned to accommodate the terms of the new regulations.

During a period characterized by volatility both in the bond and equity markets, the management teams of Evergreen’s money market funds held to their discipline, attempting to seek competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of February 28, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

David D. Sylvester†

†	Effective January 19, 2010, Mr. Sylvester became portfolio manager of the fund.

PERFORMANCE AND RETURNS*

Portfolio inception date: 12/8/1997

				BofA
			Lipper	Merrill
			Institutional	Lynch
		Institutional	U.S. Treasury	3-Month
	Institutional	Service	Money	U.S.
	Shares	Shares	Markets	Treasury
	(Class I)	(Class IS)	Median	Bill Index†

Class inception date	12/8/1997	12/22/1997

Nasdaq symbol	EUIXX	ESIXX

Average annual return

1-year	0.04%	0.01%	0.02%	0.20%

5-year	2.48%	2.28%	2.59%	2.96%

10-year	2.49%	2.26%	2.49%	2.90%

7-day annualized yield	0.01%	0.01%	N/A	N/A

30-day annualized yield	0.01%	0.01%	N/A	N/A

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 28, 2010, there were 181 funds in the Lipper Institutional U.S. Treasury Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.25% for Class IS. Class I does not pay a 12b-1 fee.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fee for Class IS. Had the fees and expenses not been waived or reimbursed, returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

4

FUND AT A GLANCE continued

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

†	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	9/1/2009	2/28/2010	During Period*

Actual
Class I	$1,000.00	$1,000.05	$0.60
Class IS	$1,000.00	$1,000.05	$0.60
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.20	$0.60
Class IS	$1,000.00	$1,024.20	$0.60

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.12% for Class I and 0.12% for Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2010	2009	2008[1]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [2]	0.01	0.04	0.04	0.03

Distributions to shareholders from
Net investment income	0 [2]	(0.01)	(0.04)	(0.04)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.04%	1.10%	3.81%	4.57%	2.96%

Ratios and supplemental data
Net assets, end of period (thousands)	$481,019	$1,507,912	$864,468	$98,946	$493,913
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.21%	0.21%	0.32%	0.33%	0.32%
Expenses excluding waivers/reimbursements and expense reductions	0.36%	0.31%	0.32%	0.33%	0.32%
Net investment income	0.06%	0.96%	3.17%	4.32%	2.94%

[1]	Year Ended February 29.
[2]	Amount represents less than $0.005 per share.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2010	2009	2008[1]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [2]	0.01	0.04	0.04	0.03

Distributions to shareholders from
Net investment income	0 [2]	(0.01)	(0.04)	(0.04)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.01%	0.85%	3.56%	4.32%	2.70%

Ratios and supplemental data
Net assets, end of period (thousands)	$157,877	$235,023	$214,365	$110,143	$162,313
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.22%	0.47%	0.58%	0.59%	0.57%
Expenses excluding waivers/reimbursements and expense reductions	0.59%	0.57%	0.58%	0.59%	0.57%
Net investment income	0.01%	0.81%	3.29%	4.16%	2.64%

[1]	Year ended February 29
[2]	Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

February 28, 2010

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 99.4%
U.S. Treasury Bills ß:
0.04%, 03/25/2010	$25,886,000	$25,885,311
0.05%, 04/08/2010	2,395,000	2,394,886
0.06%, 03/11/2010-04/29/2010	138,059,000	138,050,759
0.07%, 03/04/2010-04/15/2010	146,945,000	146,938,816
0.09%, 04/01/2010-05/06/2010	32,214,000	32,209,143
0.10%, 05/20/2010	47,175,000	47,164,054
0.11%, 05/13/2010-05/27/2010	92,500,000	92,477,205
0.14%, 07/29/2010	7,500,000	7,495,625
0.15%, 07/22/2010	5,000,000	4,997,021
0.16%, 08/05/2010	7,500,000	7,494,603
0.17%, 04/22/2010-08/12/2010	30,000,000	29,989,875
0.18%, 08/19/2010	5,000,000	4,995,606
0.19%, 08/26/2010	5,000,000	4,995,179
0.44%, 06/17/2010	25,000,000	24,967,000
0.51%, 04/01/2010	40,000,000	39,982,278
U.S. Treasury Notes, 1.75%, 03/31/2010	25,000,000	25,030,043

Total Investments (cost $635,067,404) 99.4%		635,067,404
Other Assets and Liabilities 0.6%		3,828,818

Net Assets 100.0%		$638,896,222

ß	Zero coupon security. Rate represents yield to maturity.

The following table shows the percent of total investments by credit quality as of February 28, 2010 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of February 28, 2010 (unaudited):

2-7 days	7.1%
8-60 days	57.5%
61-120 days	29.9%
121-240 days	5.5%

100.0%

See Notes to Financial Statements

9

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2010

Assets
Investments in unaffiliated issuers at amortized cost	$635,067,404
Cash	148
Receivable for Fund shares sold	3,619,945
Interest receivable	182,692
Receivable from investment advisor	30,446
Prepaid expenses and other assets	48,262

Total assets	638,948,897

Liabilities
Dividends payable	2,282
Due to related parties	6,172
Trustees’ fees and expenses payable	9,799
Printing and postage expenses payable	8,563
Custodian and accounting fees payable	11,345
Professional fees payable	11,495
Accrued expenses and other liabilities	3,019

Total liabilities	52,675

Net assets	$638,896,222

Net assets represented by
Paid-in capital	$639,139,017
Overdistributed net investment income	(1,350)
Accumulated net realized losses on investments	(241,445)

Total net assets	$638,896,222

Net assets consists of
Class I	$481,019,385
Class IS	157,876,837

Total net assets	$638,896,222

Shares outstanding (unlimited number of shares authorized)
Class I	481,013,354
Class IS	157,825,472

Net asset value per share
Class I	$1.00
Class IS	$1.00

See Notes to Financial Statements

10

STATEMENT OF OPERATIONS

Year Ended February 28, 2010

Investment income
Interest	$2,507,350

Expenses
Advisory fee	1,986,615
Distribution Plan expenses	436,556
Administrative services fee	567,604
Transfer agent fees	48,905
Trustees’ fees and expenses	45,823
Printing and postage expenses	15,699
Custodian and accounting fees	245,771
Registration and filing fees	155,505
Professional fees	65,804
Temporary guarantee program fees	155,011
Other	45,886

Total expenses	3,769,179
Less: Expense reductions	(219)
Fee waivers and expense reimbursements	(1,780,857)

Net expenses	1,988,103

Net investment income	519,247

Net realized gains on securities in unaffiliated issuers	45,464

Net increase in net assets resulting from operations	$564,711

See Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2010		2009

Operations
Net investment income		$519,247		$16,787,539
Net realized gains or losses on investments		45,464		(16,559)

Net increase in net assets resulting from operations		564,711		16,770,980

Distributions to shareholders from
Net investment income
Class I		(493,210)		(14,799,245)
Class IS		(26,029)		(1,992,747)

Total distributions to shareholders		(519,239)		(16,791,992)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	469,102,200	469,102,200	6,117,883,577	6,117,883,577
Class IS	58,867,695	58,867,695	587,476,127	587,476,127

		527,969,895		6,705,359,704

Net asset value of shares issued in reinvestment of distributions
Class I	321,486	321,486	8,185,019	8,185,019
Class IS	16,933	16,933	1,268,040	1,268,040

		338,419		9,453,059

Payment for shares redeemed
Class I	(1,496,354,563)	(1,496,354,563)	(5,482,613,853)	(5,482,613,853)
Class IS	(136,038,829)	(136,038,829)	(568,075,756)	(568,075,756)

		(1,632,393,392)		(6,050,689,609)

Net increase (decrease) in net assets resulting from capital share transactions		(1,104,085,078)		664,123,154

Total increase (decrease) in net assets		(1,104,039,606)		664,102,142
Net assets
Beginning of period		1,742,935,828		1,078,833,686

End of period		$638,896,222		$1,742,935,828

Overdistributed net investment income		$(1,350)		$(1,358)

See Notes to Financial Statements

12

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional 100% Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) and Institutional Service (“Class IS”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing distribution fee. Class I shares are not subject to a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

c. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already

13

NOTES TO FINANCIAL STATEMENTS continued

been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.21% and declining to 0.17% as average daily net assets increase. For the year ended February 28, 2010, the advisory fee was equivalent to an annual rate of 0.21% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended February 28, 2010, EIMC voluntarily waived its advisory fee in the amount of $1,400,495 and reimbursed Distribution Plan expenses (see Note 4) relating to Class IS shares in the amount of $380,362.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended February 28, 2010, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

14

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLAN

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class IS shares. However, currently the distribution fees are limited to 0.25% of the average daily net assets of the class.

5. INVESTMENT TRANSACTIONS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2010, all of the Fund’s investments in securities carried at fair value were designated as Level 2 inputs. Further details on the major security types can be found in the Schedule of Investments.

On February 28, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2010, the Fund had $241,445 in capital loss carryovers for federal income tax purposes with $82,560 expiring in 2014, $142,326 expiring in 2015 and $16,559 expiring in 2017.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2010, the Fund did not participate in the interfund lending program.

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NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryovers	Temporary Book/Tax Differences

$8,231	$241,445	$(9,581)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid were $519,239 and $16,791,992 of ordinary income for the years ended February 28, 2010 and February 28, 2009, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the year ended February 28, 2010, the Fund had no borrowings under this agreement.

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

During the year ended February 28, 2010, the Fund participated in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the

16

NOTES TO FINANCIAL STATEMENTS continued

“Program”) which expired on September 18, 2009. The Program guaranteed the net asset value of certain shares of money market funds as of September 19, 2008. The Program applied only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share fell below $0.995 on any day while the Program was in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 were eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program was the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee was triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The Fund did not participate in the Program after April 30, 2009. During the year ended February 28, 2010, the Fund paid a fee in the amount of $155,011 to participate in the Program, which represents 0.02% of its average daily net assets. The fees were amortized over the length of the participation in the Program.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be

17

NOTES TO FINANCIAL STATEMENTS continued

distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

14. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage 100% Treasury Money Market Fund, a series of Wells Fargo Funds Trust, will

18

NOTES TO FINANCIAL STATEMENTS continued

acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage 100% Treasury Money Market Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional 100% Treasury Money Market Fund, a series of the Evergreen Select Money Market Trust, as of February 28, 2010 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2010 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional 100% Treasury Money Market Fund as of February 28, 2010, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 23, 2010

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ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 871 of the Internal Revenue Code, $519,239 has been designated as Qualified Interest Income for purposes of exempting withholding of tax on distributions to nonresident alien shareholders.

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ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Institutional 100% Treasury Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

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ADDITIONAL INFORMATION (unaudited) continued

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the information that EIMC and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the

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ADDITIONAL INFORMATION (unaudited) continued

larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

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ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the

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ADDITIONAL INFORMATION (unaudited) continued

Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one- and ten-year periods ended December 31, 2008, the Fund’s Class I shares had underperformed the Fund’s benchmark index, the BofA Merrill Lynch Three-Month U.S. Treasury Bill Index, and had performed in the third quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that, for the three- and five-year periods ended December 31, 2008, the Fund’s Class I shares had underperformed the Fund’s benchmark index, and had performed in the fourth quintile of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its

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ADDITIONAL INFORMATION (unaudited) continued

benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was slightly below the average and at the median of the management fees paid by the mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business and other risks to sponsors of money market funds evidenced in recent periods. The Trustees also noted generally the apparent willingness of Evergreen and its affiliates to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past two years to do so (although not specifically in respect of the Fund).

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially

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ADDITIONAL INFORMATION (unaudited) continued

on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

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TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

121275 565575 rv7 04/2010

Evergreen Institutional Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
23	STATEMENT OF ASSETS AND LIABILITIES
24	STATEMENT OF OPERATIONS
25	STATEMENTS OF CHANGES IN NET ASSETS
26	NOTES TO FINANCIAL STATEMENTS
33	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
34	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

April 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Institutional Money Market Fund for the twelve-month period ended February 28, 2010 (the “period”).

At the beginning of the period in March 2009, the credit markets were at the early stages of a recovery in the wake of the credit crisis from late 2008. The positive effects from government intervention programs began to appear in the spring of 2009 as the credit system started to build a steadier foundation and investors increasingly returned to both the credit markets and the equity markets. The trend over the period was one of steady improvement in investor confidence and in credit market conditions. Overall, the period finished with indications of stronger investor sentiment than when it began.

Short-term credit markets slowly regained their footing in early 2009 after several months of uncertainty following the credit crisis of late 2008. Although government intervention programs to aid the short-term credit markets had been in effect for several months following the crisis, the trend toward fully functioning markets only began to emerge in March of 2009. Many investors had remained skeptical of certain financial institutions for several months. That all finally started to change after the government’s stress tests of banks in early 2009 attested to the strength of financial institutions. That signal to the markets, coupled with the ongoing support from government programs, bolstered confidence in the credit system. Thus, 2009 became a year of strengthening confidence in credit. Investors incrementally began to follow the government’s lead by re-engaging in the credit system on the belief that in the worst case scenario the government would step in and buy whatever the investor was too afraid to own through various government programs. As the months went by this government-inspired investor confidence began to stand on its own two feet. Investors increasingly traded with each other once again and relied less and less on selling to the government as the buyer and lender of last resort.

Compared with turmoil from the financial crisis, the past twelve months were a period of improvement and relative calm. The tone of the markets improved with each passing month as efforts by central banks took hold and the general level of credit quality improved. Several government programs were implemented in late 2008 and had positive effect during 2009. For money market eligible securities, the most influential programs were the Asset-Backed Commercial Paper Money Market Fund Liquidity Facility (“AMLF”), the Commercial Paper Funding Facility (“CPFF”), and the

1

LETTER TO SHAREHOLDERS continued

Temporary Liquidity Guarantee Program (“TLGP”). All of these facilities were aimed at reconstructing a market for short-term credit securities. Because investors were largely unwilling to lend and invest money in an environment of unusually high risk, the government was compelled to step in to fill the void. This resulted in a market made by government intervention which served investors well and produced a foundation for investors to trade on. As 2009 progressed, the need for such programs lessened as markets increasingly functioned on their own merits without explicit government support. Thus, the government reassessed its intervention and scheduled the retirement of several programs for the end of October 2009. Credit markets showed little concern for the end of the programs which, in our view, was an indication of how far credit markets had improved over the previous six months. Many of the Federal Reserve programs aimed at supporting liquidity in the money markets, such as the AMLF, CPFF, Primary Dealer Credit Facility (“PDCP”) and Term Securities Lending Facility (“TSLF”), expired on February 1, 2010, with little fanfare and to no noticeable effect.

On January 27, 2010, the Securities and Exchange Commission (the “SEC”) approved amendments to Rule 2a-7, the section of the Investment Company Act that governs money market funds. The SEC had proposed certain amendments in June 2009, asking for public comment. After having received over 150 comments from the public, the final amendments largely mirrored the initial proposals released last June. These changes shortened the maximum weighted-average maturity of money market funds, restricted the use of “second tier” and illiquid securities, required funds to periodically stress test their funds, and set standards for the percentage of a fund’s assets that must be invested in highly liquid securities. These changes were well known by the money market fund industry; and we believe a transition to the new requirements should proceed smoothly. In our opinion, our funds are well positioned to accommodate the terms of the new regulations.

During a period characterized by volatility both in the bond and equity markets, the management teams of Evergreen’s money market funds held to their discipline, attempting to seek competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of February 28, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

David D. Sylvester†

†	Effective January 19, 2010, Mr. Sylvester became portfolio manager of the fund.

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/19/1996

							BofA
							Merrill
						Lipper	Lynch
				Institutional		Institutional	3-Month
	Institutional	Administrative	Investor	Service	Participant	Money	U.S.
	Shares	Shares	Shares	Shares	Shares	Markets	Treasury
	(Class I)	(Class AD)	(Class IN)	(Class IS)	(Class P)	Median	Bill Index†

Class inception date	11/19/1996	5/1/2001	5/1/2001	11/26/1996	5/1/2001

Nasdaq symbol	EMIXX	EMDXX	EMNXX	EMSXX	EMPXX

Average annual return

1-year	0.24%	0.21%	0.17%	0.11%	0.06%	0.17%	0.20%

5-year	3.26%	3.21%	3.17%	3.03%	2.81%	3.08%	2.96%

10-year	3.06%	3.02%	2.97%	2.81%	2.64%	2.84%	2.90%

7-day annualized yield	0.01%	0.01%	0.01%	0.01%	0.01%	N/A	N/A

30-day annualized yield	0.01%	0.01%	0.01%	0.01%	0.01%	N/A	N/A

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 28, 2010, there were 344 funds in the Lipper Institutional Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN and P prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fees for Classes AD, IN, IS, and P. Had the fees not been waived or reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a single industry may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

†	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	9/1/2009	2/28/2010	During Period*

Actual
Class I	$1,000.00	$1,000.28	$1.44
Class AD	$1,000.00	$1,000.15	$1.59
Class IN	$1,000.00	$1,000.08	$1.69
Class IS	$1,000.00	$1,000.05	$1.69
Class P	$1,000.00	$1,000.05	$1.64
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,023.36	$1.45
Class AD	$1,000.00	$1,023.21	$1.61
Class IN	$1,000.00	$1,023.11	$1.71
Class IS	$1,000.00	$1,023.11	$1.71
Class P	$1,000.00	$1,023.16	$1.66

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.29% for Class I, 0.32% for Class AD, 0.34% for Class IN, 0.34% for Class IS and 0.33% for Class P), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2010	2009	2008[1]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [2]	0.02	0.05	0.05	0.03

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.05)	(0.05)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.24%	2.41%[3]	5.13%	5.15%	3.47%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,972,135	$9,787,145	$15,859,243	$14,239,628	$12,037,126
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.27%	0.22%	0.18%	0.18%	0.13%
Expenses excluding waivers/reimbursements and expense reductions	0.28%	0.23%	0.20%	0.20%	0.22%
Net investment income	0.28%	2.43%	5.00%	5.03%	3.46%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the Fund had not entered into support agreements during the period, the total return would have been lower.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS AD	2010	2009	2008[1]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [2]	0.02	0.05	0.05	0.03

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.05)	(0.05)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.21%	2.36%[3]	5.08%	5.10%	3.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,208	$39,919	$181,752	$154,493	$18,476
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.31%	0.27%	0.23%	0.24%	0.20%
Expenses excluding waivers/reimbursements and expense reductions	0.33%	0.28%	0.25%	0.26%	0.29%
Net investment income	0.29%	2.51%	4.96%	5.10%	3.66%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the Fund had not entered into support agreements during the period, the total return would have been lower.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IN	2010	2009	2008[1]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [2]	0.02	0.05	0.05	0.03

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.05)	(0.05)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.17%	2.31%[3]	5.02%	5.05%	3.36%

Ratios and supplemental data
Net assets, end of period (thousands)	$22,690	$52,995	$114,977	$123,480	$128,213
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.35%	0.32%	0.28%	0.28%	0.23%
Expenses excluding waivers/reimbursements and expense reductions	0.38%	0.33%	0.30%	0.30%	0.32%
Net investment income	0.22%	2.41%	4.96%	4.93%	3.22%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the Fund had not entered into support agreements during the period, the total return would have been lower.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2010	2009	2008[1]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [2]	0.02	0.05	0.05	0.03

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.05)	(0.05)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.11%	2.15%[3]	4.86%	4.89%	3.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,270,085	$2,830,533	$3,569,283	$2,868,537	$2,196,902
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.43%	0.47%	0.43%	0.43%	0.38%
Expenses excluding waivers/reimbursements and expense reductions	0.53%	0.48%	0.45%	0.45%	0.47%
Net investment income	0.13%	2.17%	4.75%	4.80%	3.13%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the Fund had not entered into support agreements during the period, the total return would have been lower.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS P	2010	2009	2008[1]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [2]	0.02	0.05	0.05	0.03

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.05)	(0.05)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.06%	1.90%[3]	4.61%	4.63%	2.95%

Ratios and supplemental data
Net assets, end of period (thousands)	$45,155	$46,198	$136,996	$72,771	$37,038
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.47%	0.72%	0.68%	0.68%	0.61%
Expenses excluding waivers/reimbursements and expense reductions	0.78%	0.73%	0.70%	0.70%	0.70%
Net investment income	0.06%	2.06%	4.46%	4.56%	2.55%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the Fund had not entered into support agreements during the period, the total return would have been lower.

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

February 28, 2010

	Principal
	Amount	Value

CERTIFICATES OF DEPOSIT 4.2%
Barclays Bank plc, 0.48%, 03/22/2010	$57,000,000	$57,000,000
Calyon, 0.25%, 06/02/2010	15,000,000	15,000,000
Dexia Credit Local SA, 1.02%, 08/13/2010	145,000,000	145,013,158
Societe Generale, 0.33%, 03/25/2010	22,000,000	22,000,000
Westpac Banking Corp., 0.25%, 03/17/2010	25,000,000	25,000,504

Total Certificates of Deposit (cost $264,013,662)		264,013,662

COMMERCIAL PAPER 62.5%
Airport 0.5%
Los Angeles Department of Airports, 0.25%, 05/03/2010	7,000,000	6,996,938
San Jose International Airport, 0.28%, 03/11/2010	23,000,000	23,000,000

		29,996,938

Asset-Backed 39.8%
Amstel Funding Corp.:
0.49%, 03/01/2010 ß	13,000,000	13,000,000
0.49%, 03/04/2010 ß	70,000,000	69,996,208
0.56%, 03/15/2010 ß	6,000,000	5,998,600
0.56%, 03/16/2010 ß	1,000,000	999,750
0.56%, 03/17/2010 ß	11,000,000	10,997,067
0.57%, 03/18/2010 ß	12,000,000	11,996,600
0.79%, 04/30/2010 ß	1,000,000	998,667
Amsterdam Funding Corp.:
0.15%, 03/22/2010 ß	16,000,000	15,998,507
0.16%, 03/18/2010 ß	22,000,000	21,998,234
0.19%, 04/19/2010 ß	6,000,000	5,998,448
0.20%, 05/03/2010 ß	10,000,000	9,996,500
Antalis U.S. Funding Corp.:
0.14%, 03/05/2010 ß	3,000,000	2,999,940
0.17%, 03/08/2010 ß	3,000,000	2,999,889
0.17%, 03/09/2010 ß	5,000,000	4,999,789
0.17%, 03/17/2010 ß	12,000,000	11,999,040
0.17%, 03/24/2010 ß	18,000,000	17,997,930
0.20%, 04/16/2010 ß	10,000,000	9,997,444
0.21%, 04/23/2010 ß	4,000,000	3,998,763
Arabella Finance, Ltd.:
0.47%, 03/18/2010 ß	5,000,000	4,998,819
0.52%, 05/19/2010 ß	9,000,000	8,989,532
0.52%, 05/24/2010 ß	7,000,000	6,991,343
Aspen Funding Corp.:
0.17%, 03/17/2010 ß	9,000,000	8,999,280
0.20%, 04/28/2010 ß	7,000,000	6,997,744
Atlantic Asset Securitization Corp.:
0.15%, 03/10/2010 ß	6,000,000	5,999,745
0.20%, 05/21/2010 ß	25,000,000	24,988,750

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Autobahn Funding Co., LLC:
0.14%, 03/01/2010 ß	$11,000,000	$11,000,000
0.24%, 03/30/2010 ß	2,800,000	2,799,436
0.27%, 05/10/2010 ß	1,000,000	999,475
0.27%, 05/17/2010 ß	4,678,000	4,675,298
Barton Capital Corp., 0.17%, 04/06/2010 ß	3,000,000	2,999,490
Beethoven Funding Corp.:
0.14%, 03/02/2010 ß	1,000,000	999,992
0.20%, 03/03/2010 ß	3,000,000	2,999,950
0.23%, 03/04/2010 ß	10,000,000	9,999,750
0.24%, 03/05/2010 ß	8,000,000	7,999,733
Belmont Funding, LLC, 0.23%, 03/03/2010 ß	7,000,000	6,999,864
BNZ International Funding, Ltd., 0.27%, 06/04/2010	115,000,000	114,919,580
CAFCO, LLC:
0.17%, 03/22/2010 ß	3,000,000	2,999,685
0.20%, 05/03/2010 ß	2,600,000	2,599,090
0.20%, 05/05/2010 ß	1,500,000	1,499,458
Cancara Asset Securitization, LLC:
0.18%, 03/08/2010 ß	2,000,000	1,999,922
0.18%, 03/11/2010 ß	13,000,000	12,999,278
0.19%, 03/15/2010 ß	3,000,000	2,999,767
0.19%, 03/18/2010 ß	4,000,000	3,999,622
0.19%, 03/22/2010 ß	8,000,000	7,999,067
0.19%, 03/23/2010 ß	8,000,000	7,999,022
0.22%, 04/23/2010 ß	24,000,000	23,992,227
0.22%, 05/12/2010 ß	12,000,000	11,994,720
0.22%, 05/17/2010 ß	15,000,000	14,992,942
0.22%, 05/18/2010 ß	2,000,000	1,999,047
0.22%, 05/20/2010 ß	10,000,000	9,995,111
0.22%, 05/25/2010 ß	18,000,000	17,990,650
Charta Corp.:
0.20%, 05/03/2010 ß	2,500,000	2,499,125
0.20%, 05/06/2010 ß	1,000,000	999,633
0.20%, 05/12/2010 ß	35,000,000	34,986,000
Ciesco, LLC:
0.20%, 05/03/2010 ß	1,000,000	999,650
0.20%, 05/04/2010 ß	1,500,000	1,499,467
0.20%, 05/05/2010 ß	1,500,000	1,499,458
0.20%, 05/20/2010 ß	4,000,000	3,998,222
0.20%, 05/25/2010 ß	23,000,000	22,989,139
0.20%, 05/26/2010 ß	23,000,000	22,989,011
CitiBank Credit Card Issuance Trust:
0.16%, 03/05/2010 ß	116,000,000	115,997,439
0.17%, 03/08/2010 ß	1,000,000	999,963
0.20%, 04/05/2010 ß	2,000,000	1,999,592

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Concord Minutemen Capital Co., LLC:
0.26%, 03/01/2010 ß	$5,000,000	$5,000,000
0.44%, 05/19/2010 ß	4,000,000	3,996,050
0.50%, 03/02/2010	110,000,000	109,998,472
CRC Funding, LLC:
0.19%, 04/16/2010 ß	13,000,000	12,996,844
0.20%, 05/03/2010 ß	3,000,000	2,998,950
Crown Point Capital Co.:
0.44%, 04/21/2010 ß	8,000,000	7,994,900
0.44%, 05/19/2010 ß	18,000,000	17,982,225
0.44%, 05/21/2010 ß	7,000,000	6,992,913
Ebbets Funding, LLC:
0.43%, 03/19/2010 ß	28,000,000	27,993,700
0.48%, 03/23/2010 ß	15,000,000	14,995,417
0.48%, 03/25/2010 ß	7,000,000	6,997,667
0.48%, 03/26/2010 ß	7,000,000	6,997,569
Elysian Funding, LLC:
0.40%, 03/09/2010 ß	5,000,000	4,999,500
0.43%, 03/19/2010 ß	3,000,000	2,999,325
Enterprise Funding, LLC, 0.21%, 05/26/2010 ß	39,000,000	38,979,969
Erasmus Capital Corp.:
0.15%, 03/05/2010 ß	5,000,000	4,999,894
0.21%, 03/25/2010 ß	2,000,000	1,999,707
0.22%, 04/09/2010 ß	5,000,000	4,998,754
0.24%, 04/22/2010 ß	16,000,000	15,994,453
Gemini Securitization Corp., 0.19%, 04/29/2010 ß	30,000,000	29,990,412
Gotham Funding Corp.:
0.17%, 03/23/2010 ß	7,000,000	6,999,230
0.17%, 03/24/2010 ß	14,000,000	13,998,390
Govco, LLC:
0.20%, 03/25/2010	30,000,000	29,996,000
0.20%, 04/27/2010 ß	20,000,000	19,993,667
0.21%, 04/08/2010	25,000,000	24,994,458
0.23%, 03/22/2010	50,000,000	49,993,292
Grampian Funding, LLC:
0.21%, 03/19/2010 ß	14,000,000	13,998,460
0.26%, 05/04/2010 ß	28,000,000	27,987,058
0.26%, 05/07/2010 ß	22,000,000	21,989,354
0.26%, 05/21/2010 ß	54,000,000	53,968,410
Intesa Funding, LLC, 0.15%, 03/11/2010 ß	15,000,000	14,999,333
Kitty Hawk Funding Corp.:
0.19%, 05/05/2010 ß	1,000,000	999,657
0.21%, 05/24/2010 ß	27,000,000	26,986,467

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Legacy Capital Corp.:
0.44%, 04/22/2010 ß	$6,000,000	$5,996,100
0.44%, 05/19/2010 ß	2,000,000	1,998,025
Lexington Parker Capital Co., LLC:
0.44%, 05/07/2010 ß	7,000,000	6,994,137
0.44%, 05/11/2010 ß	3,000,000	2,997,338
0.44%, 05/19/2010 ß	3,000,000	2,997,038
Liberty Funding, LLC:
0.13%, 03/01/2010 ß	11,000,000	11,000,000
0.20%, 05/05/2010 ß	3,000,000	2,998,917
LMA SA:
0.14%, 03/05/2010 ß	10,000,000	9,999,811
0.17%, 03/23/2010 ß	5,000,000	4,999,450
0.19%, 04/14/2010 ß	22,000,000	21,994,891
0.20%, 04/26/2010 ß	3,000,000	2,999,067
Matchpoint Master Trust, 0.20%, 05/24/2010 ß	15,000,000	14,993,000
Mont Blanc Capital Corp.:
0.15%, 03/09/2010 ß	4,000,000	3,999,849
0.17%, 03/25/2010 ß	11,000,000	10,998,680
0.18%, 03/16/2010 ß	2,000,000	1,999,842
0.20%, 05/12/2010 ß	9,000,000	8,996,400
Newport Funding Corp., 0.17%, 03/23/2010 ß	3,000,000	2,999,670
Nieuw Amsterdam Receivables Co.:
0.16%, 03/05/2010 ß	1,000,000	999,978
0.19%, 03/18/2010 ß	9,000,000	8,999,150
0.20%, 04/14/2010 ß	2,000,000	1,999,511
0.21%, 04/15/2010 ß	28,000,000	27,992,650
Ranger Funding Co., LLC:
0.19%, 04/26/2010 ß	7,000,000	6,997,931
0.20%, 05/13/2010 ß	11,000,000	10,995,539
0.21%, 05/26/2010 ß	27,000,000	26,986,455
Regency Markets No. 1, LLC:
0.13%, 03/05/2010 ß	11,000,000	10,999,804
0.16%, 03/08/2010 ß	1,000,000	999,965
0.17%, 03/22/2010 ß	16,000,000	15,998,320
0.17%, 03/24/2010 ß	1,000,000	999,885
Rhein Main Securitization, Ltd.:
0.18%, 03/05/2010 ß	4,000,000	3,999,902
0.22%, 03/30/2010 ß	28,000,000	27,994,812
0.23%, 03/29/2010 ß	3,000,000	2,999,440
0.24%, 04/12/2010 ß	6,000,000	5,998,250
0.27%, 05/17/2010 ß	14,000,000	13,991,915
0.28%, 05/20/2010 ß	6,000,000	5,996,267

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Rheingold Securitisation, Ltd.:
0.24%, 03/22/2010 ß	$9,000,000	$8,998,687
0.24%, 03/29/2010 ß	13,000,000	12,997,480
0.27%, 05/17/2010 ß	72,000,000	71,958,420
Romulus Funding Corp.:
0.15%, 03/04/2010 ß	3,000,000	2,999,950
0.25%, 03/15/2010 ß	3,000,000	2,999,685
0.26%, 03/22/2010 ß	12,000,000	11,998,110
0.26%, 03/25/2010 ß	3,000,000	2,999,460
0.29%, 03/26/2010 ß	1,000,000	999,792
0.29%, 03/30/2010 ß	9,000,000	8,997,825
0.29%, 04/20/2010 ß	5,000,000	4,997,917
0.32%, 05/18/2010 ß	5,000,000	4,996,533
Royal Park Investments Funding Corp., 0.20%, 06/01/2010 ß	15,000,000	14,992,333
Salisbury Receivables Co.:
0.17%, 03/18/2010 ß	6,000,000	5,999,490
0.18%, 04/13/2010 ß	2,000,000	1,999,570
Scaldis Capital, LLC:
0.16%, 03/08/2010 ß	9,000,000	8,999,685
0.22%, 04/28/2010 ß	12,000,000	11,995,747
0.22%, 05/05/2010 ß	5,000,000	4,998,014
0.23%, 04/08/2010	60,000,000	59,985,433
0.23%, 05/11/2010 ß	10,000,000	9,995,464
0.23%, 05/12/2010 ß	20,000,000	19,990,800
Sheffield Receivables Corp.:
0.18%, 04/08/2010 ß	1,000,000	999,810
0.19%, 04/28/2010 ß	1,500,000	1,499,541
0.19%, 04/29/2010 ß	12,000,000	11,996,263
0.20%, 05/06/2010 ß	2,000,000	1,999,267
0.21%, 06/03/2010 ß	1,000,000	999,452
Societe de Prise de Participation de l’Etat:
0.19%, 05/11/2010 ß	36,000,000	35,986,510
0.20%, 05/18/2010 ß	16,000,000	15,992,893
0.21%, 06/18/2010 ß	67,000,000	66,957,399
Solitaire Funding, LLC:
0.22%, 03/11/2010	30,000,000	29,998,167
0.23%, 04/20/2010 ß	53,000,000	52,983,069
0.24%, 04/22/2010 ß	31,000,000	30,989,253
Starbird Funding Corp.:
0.20%, 04/22/2010 ß	7,000,000	6,997,978
0.20%, 05/11/2010 ß	1,000,000	999,606
0.21%, 05/25/2010 ß	29,000,000	28,985,621
Surrey Funding Corp., 0.20%, 05/05/2010 ß	1,000,000	999,639

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Tasman Funding, Inc.:
0.20%, 03/17/2010 ß	$10,000,000	$9,999,067
0.20%, 03/26/2010 ß	3,000,000	2,999,563
0.22%, 03/31/2010	50,066,000	50,056,821
0.22%, 04/14/2010 ß	2,000,000	1,999,438
0.23%, 03/12/2010 ß	2,000,000	1,999,847
0.24%, 04/27/2010 ß	8,000,000	7,996,960
Thames Asset Global Securitization, Inc.:
0.19%, 04/26/2010 ß	6,000,000	5,998,227
0.24%, 06/07/2010 ß	25,000,000	24,983,204
Ticonderoga Funding, LLC:
0.08%, 03/02/2010 ß	2,000,000	1,999,991
0.18%, 03/29/2010 ß	23,000,000	22,996,601
Tulip Funding Corp., 0.15%, 03/10/2010 ß	5,000,000	4,999,788
Versailles CDS, LLC:
0.18%, 03/23/2010 ß	1,000,000	999,884
0.25%, 03/01/2010	50,000,000	50,000,000
Victory Receivables Corp.:
0.14%, 03/08/2010 ß	5,000,000	4,999,844
0.14%, 03/09/2010 ß	7,000,000	6,999,751
Windmill Funding Corp.:
0.15%, 03/17/2010 ß	4,000,000	3,999,716
0.16%, 03/18/2010 ß	6,000,000	5,999,518
Yorktown Capital, LLC:
0.19%, 04/26/2010 ß	12,000,000	11,996,453
0.20%, 05/10/2010 ß	4,000,000	3,998,444

		2,512,875,930

Capital Markets 0.2%
Natexis Banques Populaires, 0.28%, 05/06/2010 ß	12,000,000	11,993,840

Commercial Banks 13.6%
Allied Irish Banks plc:
0.13%, 03/02/2010 ß	7,000,000	6,999,951
0.19%, 03/04/2010 ß	17,000,000	16,999,632
0.21%, 03/05/2010 ß	16,000,000	15,999,538
Anglo Irish Bank Corp. plc, 0.17%, 03/03/2010 ß	30,000,000	29,999,583
ASB Finance, Ltd., 0.31%, 03/25/2010	29,000,000	29,000,000
Banco Bilbao Vicaya, 0.18%, 03/18/2010 ß	13,000,000	12,998,834
Bank of Nova Scotia, 0.18%, 04/14/2010 ß	101,000,000	100,977,780
BPCE:
0.24%, 05/13/2010 ß	9,000,000	8,995,529
0.26%, 03/01/2010	43,000,000	43,000,000
0.27%, 03/01/2010	35,000,000	35,000,000
0.27%, 03/30/2010	20,000,000	19,995,731

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Commercial Banks continued
Calyon:
0.25%, 05/24/2010	$50,000,000	$50,002,993
0.39%, 03/15/2010	50,000,000	50,001,277
Commonwealth Bank of Australia, 0.20%, 05/10/2010 ß	37,000,000	36,985,611
Natixis, 0.26%, 05/18/2010 ß	2,000,000	1,998,873
Rabobank USA Financial Corp., 0.27%, 05/17/2010	150,000,000	149,913,375
Societe Generale:
0.13%, 03/04/2010 ß	1,000,000	999,986
0.30%, 05/17/2010	100,000,000	99,935,833
Sumitomo Trust & Bank Corp., 0.13%, 03/03/2010 ß	7,000,000	6,999,922
Unicredito Italiano SpA, 0.29%, 04/06/2010	140,000,000	139,959,400

		856,763,848

Consumer Finance 0.9%
Toyota Motor Credit Corp., FRN:
0.23%, 05/05/2010 ß	3,000,000	2,998,754
0.24%, 03/26/2010 ß	19,000,000	18,996,701
0.24%, 03/29/2010 ß	32,000,000	31,993,778

		53,989,233

Diversified Financial Services 4.0%
Bank of America Corp.:
0.32%, 08/18/2010 ß	2,000,000	1,996,978
0.32%, 08/20/2010 ß	11,000,000	10,983,182
0.32%, 08/23/2010 ß	2,000,000	1,996,889
Dexia Delaware, LLC:
0.14%, 03/02/2010 ß	13,000,000	12,999,899
0.17%, 03/01/2010 ß	21,000,000	21,000,000
0.17%, 03/04/2010 ß	33,000,000	32,999,395
0.25%, 03/10/2010 ß	15,000,000	14,998,950
0.26%, 03/12/2010 ß	14,000,000	13,998,781
Fortis Funding, LLC:
0.20%, 03/08/2010	80,000,000	79,996,889
0.21%, 05/21/2010 ß	36,000,000	35,982,990
Louis Dreyfus Corp.:
0.19%, 03/01/2010 ß	7,000,000	7,000,000
0.31%, 04/09/2010 ß	4,000,000	3,998,613
0.31%, 04/16/2010 ß	1,000,000	999,591
0.31%, 04/27/2010 ß	12,000,000	11,993,920

		250,946,077

Electric Utilities 0.1%
E.ON AG, 0.23%, 05/18/2010 ß	6,000,000	5,997,010

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Insurance 1.4%
Prudential plc:
0.23%, 05/12/2010 ß	$7,000,000	$6,996,780
0.24%, 05/25/2010 ß	84,000,000	83,952,400

		90,949,180

Lease 0.0%
Oakland-Alameda County Coliseum, 0.20%, 03/02/2010	3,000,000	3,000,000

Multi-Utilities 0.6%
GDF Suez SA:
0.17%, 03/22/2010 ß	9,000,000	8,999,055
0.17%, 03/23/2010 ß	13,000,000	12,998,570
0.17%, 03/24/2010 ß	18,000,000	17,997,930

		39,995,555

Oil, Gas & Consumable Fuels 0.3%
ENI Coordination Center SA, 0.12%, 03/03/2010 ß	2,000,000	1,999,980
Total Capital SA, 0.19%, 05/26/2010 ß	20,000,000	19,990,922

		21,990,902

Thrifts & Mortgage Finance 1.1%
Nationwide Building Society, 0.16%, 04/12/2010	70,000,000	69,986,933

Total Commercial Paper (cost $3,948,485,446)		3,948,485,446

CORPORATE BONDS 2.8%
Consumer Finance 0.5%
American Express Co., FRN, 1.21%, 03/09/2010	32,000,000	32,579,187

Diversified Financial Services 2.0%
Bank of America Corp., FRN, 0.99%, 03/02/2010	47,000,000	47,657,974
JPMorgan Chase & Co., FRN, 0.99%, 03/02/2010	80,000,000	81,118,981

		128,776,955

Health Care Providers & Services 0.2%
Baptist Hospital, Inc., FRN, 0.28%, 03/03/2010	10,000,000	10,000,000

Insurance 0.1%
Berkshire Hathaway, Inc., FRN, 0.23%, 05/10/2010	7,800,000	7,800,006

Total Corporate Bonds (cost $179,156,148)		179,156,148

MASTER NOTE 2.6%
Bank of America Corp., 0.28%, 03/01/2010 (cost $165,000,000)	165,000,000	165,000,000

MUNICIPAL OBLIGATIONS 2.2%
Education 0.5%
New Jersey EDA Sch. Facs. RB, Ser. R-1, 0.11%, VRDN, (LOC: Lloyds TSB Group plc)	28,000,000	28,000,000

Hospital 0.3%
Allen Cnty., OH Hosp. Facs. RB, Catholic Healthcare Proj., Ser. A, 0.15%, VRDN, (LOC: Bank of America Corp.)	19,000,000	19,000,000

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
Miscellaneous Revenue 0.1%
Valdez, AK Marine Terminal RRB, BP Pipelines Proj.:
Ser. 2003B, 0.11%, VRDN, (Gtd. by BP plc)	$6,000,000	$6,000,000
Ser. 2003C, 0.11%, VRDN, (Gtd. by BP plc)	3,000,000	3,000,000

		9,000,000

Utility 1.3%
Kentucky Pub. Energy Auth. RB, Gas Supply Proj., Ser. 2006-A, 0.13%, VRDN, (SPA: Societe Generale SA)	61,000,000	61,000,000
Southeast Alabama Gas Dist. RB, Alabama Supply Proj., Ser. 2007-A, 0.15%, VRDN, (SPA: Societe Generale SA)	20,400,000	20,400,000

		81,400,000

Total Municipal Obligations (cost $137,400,000)		137,400,000

YANKEE OBLIGATIONS – CORPORATE 1.9%
Commercial Banks 1.1%
Svenska Handelsbank, FRN, 0.20%, 04/06/2010 144A	68,000,000	67,989,906

Diversified Financial Services 0.8%
Eksportfinans ASA, FRN, 0.25%, 03/15/2010	50,000,000	50,000,000

Total Yankee Obligations – Corporate (cost $117,989,906)		117,989,906

TIME DEPOSITS 13.8%
Allied Irish Banks plc, 0.25%, 03/03/2010	26,000,000	26,000,000
Banco Bilbao Vicaya, 0.14%, 03/01/2010	108,000,000	108,000,000
Bank of Ireland, 0.50%, 03/02/2010	32,000,000	32,000,000
BNP Paribas SA, 0.14%, 03/02/2010	50,000,000	50,000,000
Branch Banking & Trust Co., 0.10%, 03/01/2010	47,000,000	47,000,000
CitiBank, 0.12%, 03/01/2010	116,000,000	116,000,000
Danske Bank AS:
0.14%, 03/01/2010	70,000,000	70,000,000
0.21%, 03/01/2010	44,000,000	44,000,000
Dexia Bank, 0.22%, 03/05/2010	27,000,000	27,000,000
Fortis Bank, 0.18%, 03/04/2010	6,000,000	6,000,000
KBC Bank, 0.16%, 03/01/2010	117,000,000	117,000,000
Lloyds Bank plc, 0.14%, 03/01/2010	121,000,000	121,000,000
Natixis, 0.14%, 03/01/2010	109,000,000	109,000,000

Total Time Deposits (cost $873,000,000)		873,000,000

REPURCHASE AGREEMENTS ^^ 6.5%
Bank of America Corp., 0.12%, dated 02/26/2010, maturing 03/01/2010, maturity value $147,354,461 (1)	147,352,988	147,352,988
BNP Paribas, 0.12%, dated 02/26/2010, maturing 03/01/2010, maturity value $73,000,730 (2)	73,000,000	73,000,000
Citigroup, Inc., 0.12%, dated 02/26/2010, maturing 03/01/2010, maturity value $73,000,730 (3)	73,000,000	73,000,000
Credit Suisse First Boston Corp., 0.12%, dated 02/26/2010, maturing 03/01/2010, maturity value $55,000,550 (4)	55,000,000	55,000,000

See Notes to Financial Statements

20

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^^ continued
Deutsche Bank AG, 0.12%, dated 02/26/2010, maturing 03/01/2010, maturity value $65,570,656 (5)	$65,570,000	$65,570,000

Total Repurchase Agreements (cost $413,922,988)		413,922,988

U.S. GOVERNMENT & AGENCY OBLIGATIONS 4.2%
FHLMC, FRN, 0.15%, 03/02/2010	18,000,000	17,972,095
FNMA, FRN, 0.14%, 04/13/2010	250,000,000	250,006,135

Total U.S. Government & Agency Obligations (cost $267,978,230)		267,978,230

Total Investments (cost $6,366,946,380) 100.7%		6,366,946,380
Other Assets and Liabilities (0.7%)		(46,672,944)

Net Assets 100.0%		$6,320,273,436

ß	Zero coupon security. Rate represents yield to maturity.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

^^	Collateralized by:
(1) U.S. government securities, 5.00%, 1/20/2040, market value including accrued interest is $151,773,577.
(2) U.S. government securities, 5.50%, 6/1/2033 to 4/1/2039, market value including accrued interest is $75,190,000.
(3) U.S. government securities, 2.90% to 6.18%, 6/1/2018 to 3/1/2040, market value including accrued interest is $75,190,000.
(4) U.S. government securities, 3.50% to 16.00%, 9/1/2011 to 11/1/2047, market value including accrued interest is $56,650,318.
(5) U.S. government securities, 0.00% to 9.80%, 5/2/2010 to 6/1/2047, market value including accrued interest is $67,445,031.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 2010.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7, which were designed to minimize both credit and market risks.

Summary of Abbreviations
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
LOC	Letter of Credit
RB	Revenue Bond
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement

See Notes to Financial Statements

21

SCHEDULE OF INVESTMENTS continued

February 28, 2010

The following table shows the percent of total investments by credit quality as of February 28, 2010 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of February 28, 2010 (unaudited):

1 day	18.4%
2-7 days	15.6%
8-60 days	38.4%
61-120 days	24.9%
121-240 days	2.7%

100.0%

See Notes to Financial Statements

22

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2010

Assets
Investments in unaffiliated issuers at amortized cost	$6,366,946,380
Cash	346,041
Receivable for Fund shares sold	2,301
Interest receivable	1,234,043
Receivable from investment advisor	232,438
Prepaid expenses and other assets	154,531

Total assets	6,368,915,734

Liabilities
Dividends payable	38,087
Payable for securities purchased	46,986,111
Payable for Fund shares redeemed	726,497
Due to related parties	208,472
Accrued expenses and other liabilities	683,131

Total liabilities	48,642,298

Net assets	$6,320,273,436

Net assets represented by
Paid-in capital	$6,327,854,621
Overdistributed net investment income	(508,472)
Accumulated net realized losses on investments	(7,072,713)

Total net assets	$6,320,273,436

Net assets consists of
Class I	$4,972,135,008
Class AD	10,208,238
Class IN	22,690,448
Class IS	1,270,084,770
Class P	45,154,972

Total net assets	$6,320,273,436

Shares outstanding (unlimited number of shares authorized)
Class I	4,962,173,576
Class AD	10,189,076
Class IN	22,670,429
Class IS	1,267,831,542
Class P	45,098,029

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

23

STATEMENT OF OPERATIONS

Year Ended February 28, 2010

Investment income
Interest	$50,890,383
Income from affiliated issuers	1,201,517

Total investment income	52,091,900

Expenses
Advisory fee	10,330,706
Distribution Plan expenses
Class AD	13,158
Class IN	42,449
Class IS	4,724,987
Class P	199,674
Administrative services fee	5,634,931
Transfer agent fees	2,296,965
Trustees’ fees and expenses	381,904
Printing and postage expenses	56,488
Custodian and accounting fees	1,940,041
Registration and filing fees	1,226,120
Professional fees	423,454
Temporary guarantee program fees	3,505,978
Other	329,520

Total expenses	31,106,375
Less: Expense reductions	(2,087)
Fee waivers and expense reimbursements	(2,555,514)

Net expenses	28,548,774

Net investment income	23,543,126

Net realized gains or losses on:
Securities
Unaffiliated issuers	(7,117,880)
Affiliated issuers	45,167

Net realized losses on investments	(7,072,713)

Net increase in net assets resulting from operations	$16,470,413

See Notes to Financial Statements

24

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2010		2009

Operations
Net investment income		$23,543,126		$344,394,801
Net realized gains or losses on investments		(7,072,713)		33,226,735

Net increase in net assets resulting from operations		16,470,413		377,621,536

Distributions to shareholders from
Net investment income
Class I		(20,880,669)		(273,857,454)
Class AD		(77,616)		(2,153,480)
Class IN		(91,883)		(2,437,772)
Class IS		(2,522,292)		(64,850,240)
Class P		(25,119)		(1,704,102)

Total distributions to shareholders		(23,597,579)		(345,003,048)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	29,690,997,982	29,690,997,982	61,144,788,969	61,144,788,969
Class AD	13,119,674	13,119,674	138,879,857	138,879,857
Class IN	33,862,108	33,862,108	220,635,485	220,635,485
Class IS	5,013,360,132	5,013,360,132	8,616,750,081	8,616,750,081
Class P	30,362,333	30,362,333	70,538,034	70,538,034

		34,781,702,229		70,191,592,426

Net asset value of shares issued in reinvestment of distributions
Class I	5,939,713	5,939,713	72,039,353	72,039,353
Class AD	75,447	75,447	1,932,666	1,932,666
Class IN	84,721	84,721	2,219,074	2,219,074
Class IS	749,162	749,162	24,131,192	24,131,192
Class P	21,343	21,343	1,511,000	1,511,000

		6,870,386		101,833,285

Payment for shares redeemed
Class I	(34,506,557,349)	(34,506,557,349)	(67,313,841,936)	(67,313,841,936)
Class AD	(42,825,439)	(42,825,439)	(282,746,381)	(282,746,381)
Class IN	(64,110,927)	(64,110,927)	(285,054,152)	(285,054,152)
Class IS	(6,573,127,522)	(6,573,127,522)	(9,386,855,978)	(9,386,855,978)
Class P	(31,340,621)	(31,340,621)	(163,006,449)	(163,006,449)

		(41,217,961,858)		(77,431,504,896)

Net decrease in net assets resulting from capital share transactions		(6,429,389,243)		(7,138,079,185)

Total decrease in net assets		(6,436,516,409)		(7,105,460,697)
Net assets
Beginning of period		12,756,789,845		19,862,250,542

End of period		$6,320,273,436		$12,756,789,845

Overdistributed net investment income		$(508,472)		$(673,570)

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

26

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended February 28, 2010, the following amounts were reclassified:

Paid-in capital	$20,160,721
Overdistributed net investment income	219,551
Accumulated net realized losses on investments	(20,380,272)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase.

27

NOTES TO FINANCIAL STATEMENTS continued

For the year ended February 28, 2010, the advisory fee was equivalent to an annual rate of 0.11% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended February 28, 2010, EIMC voluntarily waived its advisory fee in the amount of $664,279 and reimbursed Distribution Plan expenses (see Note 4) relating to Class AD, Class IN, Class IS and Class P shares in the amounts of $1,348, $7,136, $1,763,691 and $119,060, respectively.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended February 28, 2010, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of class of shares. However, currently the distribution fees are limited to 0.05%, 0.10%, 0.25% and 0.50% of the average daily net assets attributable to Class AD, Class IN, Class IS and Class P, respectively.

5. INVESTMENT TRANSACTIONS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

28

NOTES TO FINANCIAL STATEMENTS continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2010, all of the Fund’s investments in securities carried at fair value were designated as Level 2 inputs. Further details on the major security types can be found in the Schedule of Investments.

On February 28, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2010, the Fund had $7,072,713 in capital loss carryovers for federal income tax purposes expiring in 2018.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2010, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2010, the components of distributable earnings on a tax basis consisted of capital loss carryovers in the amount of $7,072,713 and temporary book/tax differences in the amount of ($508,472). The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid were $23,597,579 and $345,003,048 of ordinary income for the years ended February 28, 2010 and February 28, 2009, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

29

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the year ended February 28, 2010, the Fund had no borrowings under this agreement.

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

During the year ended January 31, 2010, the Fund participated in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”) which expired on September 18, 2009. The Program guaranteed the net asset value of certain shares of money market funds as of September 19, 2008. The Program applied only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share fell below $0.995 on any day while the Program was in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 were eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program was the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.023% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. During the year ended February 28, 2010, the Fund paid a fee in the amount of $3,505,978 to participate in the Program, which represents 0.04% of its average daily net assets. The fees were amortized over the length of the participation in the Program.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth

30

NOTES TO FINANCIAL STATEMENTS continued

of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value

31

NOTES TO FINANCIAL STATEMENTS continued

measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

14. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Heritage Money Market Fund, a series of Wells Fargo Funds Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Heritage Money Market Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

32

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Money Market Fund, a series of the Evergreen Select Money Market Trust, as of February 28, 2010 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2010 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Money Market Fund as of February 28, 2010, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 23, 2010

33

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Institutional Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the

34

ADDITIONAL INFORMATION (unaudited) continued

information that EIMC and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds,

35

ADDITIONAL INFORMATION (unaudited) continued

their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

36

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the

37

ADDITIONAL INFORMATION (unaudited) continued

Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class I shares (one of the Fund’s oldest share classes) had outperformed the Fund’s benchmark index, the BofA Merrill Lynch Three-Month U.S. Treasury Bill Index, and had performed in the first quintile of the mutual funds against which the Trustees compared the Fund’s performance for the same periods.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative

38

ADDITIONAL INFORMATION (unaudited) continued

underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was slightly below the average and at the median of the management fees paid by the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business and other risks to sponsors of money market funds evidenced in recent periods. The Trustees also noted generally the apparent willingness of Evergreen and its affiliates to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past two years to do so.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund.

39

ADDITIONAL INFORMATION (unaudited) continued

They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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43

TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

44

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

45

121276 565576 rv7 04/2010

Evergreen Institutional Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
31	STATEMENT OF ASSETS AND LIABILITIES
32	STATEMENT OF OPERATIONS
33	STATEMENTS OF CHANGES IN NET ASSETS
34	NOTES TO FINANCIAL STATEMENTS
41	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
42	ADDITIONAL INFORMATION
52	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

April 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Institutional Municipal Money Market Fund for the twelvemonth period ended February 28, 2010 (the “period”). At the beginning of the period in March 2009, the credit markets were at the early stages of a recovery in the wake of the credit crisis from late 2008. The positive effects from government intervention programs began to appear in the spring of 2009 as the credit system started to build a steadier foundation and investors increasingly returned to both the credit markets and the equity markets. The trend over the period was one of steady improvement in investor confidence and in credit market conditions. Overall, the period finished with indications of stronger investor sentiment than when it began.

Short-term credit markets slowly regained their footing in early 2009 after several months of uncertainty following the credit crisis of late 2008. Although government intervention programs to aid the short-term credit markets had been in effect for several months following the crisis, the trend toward fully functioning markets only began to emerge in March of 2009. Many investors had remained skeptical of certain financial institutions for several months. That all finally started to change after the government’s stress tests of banks in early 2009 attested to the strength of financial institutions. That signal to the markets, coupled with the ongoing support from government programs, bolstered confidence in the credit system. Thus, 2009 became a year of strengthening confidence in credit. Investors incrementally began to follow the government’s lead by re-engaging in the credit system on the belief that in the worst case scenario the government would step in and buy whatever the investor was too afraid to own through various government programs. As the months went by this government-inspired investor confidence began to stand on its own two feet. Investors increasingly traded with each other once again and relied less and less on selling to the government as the buyer and lender of last resort.

Compared with turmoil from the financial crisis, the past twelve months were a period of improvement and relative calm. The tone of the markets improved with each passing month as efforts by central banks took hold and the general level of credit quality improved. Several government programs were implemented in late 2008 and had positive effect during 2009. For money market eligible securities, the most influential programs were the Asset-Backed Commercial Paper Money Market Fund Liquidity Facility (“AMLF”), the Commercial Paper Funding Facility (“CPFF”), and the

LETTER TO SHAREHOLDERS continued

Temporary Liquidity Guarantee Program (“TLGP”). All of these facilities were aimed at reconstructing a market for short-term credit securities. Because investors were largely unwilling to lend and invest money in an environment of unusually high risk, the government was compelled to step in to fill the void. This resulted in a market made by government intervention which served investors well and produced a foundation for investors to trade on. As 2009 progressed, the need for such programs lessened as markets increasingly functioned on their own merits without explicit government support. Thus, the government reassessed its intervention and scheduled the retirement of several programs for the end of October 2009. Credit markets showed little concern for the end of the programs which, in our view, was an indication of how far credit markets had improved over the previous six months. Many of the Federal Reserve programs aimed at supporting liquidity in the money markets, such as the AMLF, CPFF, Primary Dealer Credit Facility (“PDCP”) and Term Securities Lending Facility (“TSLF”), expired on February 1, 2010, with little fanfare and to no noticeable effect.

On January 27, 2010, the Securities and Exchange Commission (the “SEC”) approved amendments to Rule 2a-7, the section of the Investment Company Act that governs money market funds. The SEC had proposed certain amendments in June 2009, asking for public comment. After having received over 150 comments from the public, the final amendments largely mirrored the initial proposals released last June. These changes shortened the maximum weighted-average maturity of money market funds, restricted the use of “second tier” and illiquid securities, required funds to periodically stress test their funds, and set standards for the percentage of a fund’s assets that must be invested in highly liquid securities. These changes were well known by the money market fund industry; and we believe a transition to the new requirements should proceed smoothly. In our opinion, our funds are well positioned to accommodate the terms of the new regulations.

During a period characterized by volatility both in the bond and equity markets, the management teams of Evergreen’s money market funds held to their discipline, attempting to seek competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

FUND AT A GLANCE

as of February 28, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Ladson Hart; James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/20/1996

							BofA
						Lipper	Merrill
						Institutional	Lynch
				Institutional		Tax-Exempt	3-Month
	Institutional	Administrative	Investor	Service	Participant	Money	U.S.
	Shares	Shares	Shares	Shares	Shares	Markets	Treasury
	(Class I)	(Class AD)	(Class IN)	(Class IS)	(Class P)	Median	Bill Index†

Class inception date	11/20/1996	5/1/2001	5/1/2001	11/25/1996	5/1/2001

Nasdaq symbol	EMMXX	EIDXX	EINXX	EISXX	EIPXX

Average annual return

1-year	0.40%	0.35%	0.30%	0.20%	0.11%	0.19%	0.20%

5-year	2.42%	2.37%	2.32%	2.17%	1.95%	2.14%	2.96%

10-year	2.27%	2.23%	2.18%	2.02%	1.84%	1.96%	2.90%

7-day annualized yield	0.11%	0.06%	0.02%	0.01%	0.01%	N/A	N/A

30-day annualized yield	0.10%	0.05%	0.01%	0.01%	0.01%	N/A	N/A

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 28, 2010, there were 135 funds in the Lipper Institutional Tax-Exempt Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The BofA Merrill Lynch 3 Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN and P prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is reimbursing a portion of the 12b-1 fees for Classes IN, IS and P. Had the fees not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as state and local income taxes.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

†	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2010, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	9/1/2009	2/28/2010	During Period*

Actual
Class I	$1,000.00	$1,000.80	$1.14
Class AD	$1,000.00	$1,000.55	$1.39
Class IN	$1,000.00	$1,000.34	$1.59
Class IS	$1,000.00	$1,000.06	$1.88
Class P	$1,000.00	$1,000.05	$1.88
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,023.65	$1.15
Class AD	$1,000.00	$1,023.41	$1.40
Class IN	$1,000.00	$1,023.21	$1.61
Class IS	$1,000.00	$1,022.91	$1.91
Class P	$1,000.00	$1,022.91	$1.91

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.23% for Class I, 0.28% for Class AD, 0.32% for Class IN, 0.38% for Class IS and 0.38% for Class P), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2010	2009	2008[1]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [2]	0.02	0.03	0.03	0.03

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.03)	(0.03)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.40%	2.20%	3.49%	3.47%	2.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,580,024	$6,154,387	$5,671,591	$7,122,239	$6,721,625
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.23%	0.22%	0.21%	0.22%	0.22%
Expenses excluding waivers/reimbursements and expense reductions	0.23%	0.22%	0.21%	0.22%	0.22%
Net investment income	0.40%	2.10%	3.44%	3.40%	2.54%

1	Year ended February 29
2	Amount represents less than $0.005 per share.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS AD	2010	2009	2008[1]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [2]	0.02	0.03	0.03	0.03

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.03)	(0.03)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.35%	2.15%	3.43%	3.41%	2.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$94,007	$54,567	$75,380	$60,149	$63,500
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.28%	0.27%	0.26%	0.26%	0.27%
Expenses excluding waivers/reimbursements and expense reductions	0.28%	0.27%	0.26%	0.26%	0.27%
Net investment income	0.30%	2.10%	3.43%	3.36%	2.41%

1	Year ended February 29
2	Amount represents less than $0.005 per share.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IN	2010	2009	2008[1]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [2]	0.02	0.03	0.03	0.02

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.03)	(0.03)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.30%	2.10%	3.38%	3.36%	2.46%

Ratios and supplemental data
Net assets, end of period (thousands)	$49,051	$86,271	$202,480	$248,249	$189,929
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.33%	0.31%	0.31%	0.32%	0.32%
Expenses excluding waivers/reimbursements and expense reductions	0.33%	0.31%	0.31%	0.32%	0.32%
Net investment income	0.37%	2.06%	3.31%	3.31%	2.44%

1	Year ended February 29
2	Amount represents less than $0.005 per share.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2010	2009	2008[1]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [2]	0.02	0.03	0.03	0.02

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.03)	(0.03)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.20%	1.95%	3.23%	3.21%	2.31%

Ratios and supplemental data
Net assets, end of period (thousands)	$564,325	$830,779	$732,031	$676,614	$688,734
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.44%	0.47%	0.46%	0.47%	0.47%
Expenses excluding waivers/reimbursements and expense reductions	0.48%	0.47%	0.46%	0.47%	0.47%
Net investment income	0.21%	1.85%	3.16%	3.15%	2.24%

1	Year ended February 29
2	Amount represents less than $0.005 per share.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS P	2010	2009	2008[1]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [2]	0.02	0.03	0.03	0.02

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.03)	(0.03)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.11%	1.69%	2.97%	2.95%	2.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,231	$3,351	$22,235	$7,159	$10,988
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.54%	0.71%	0.71%	0.72%	0.72%
Expenses excluding waivers/reimbursements and expense reductions	0.73%	0.71%	0.71%	0.72%	0.72%
Net investment income	0.12%	1.83%	2.83%	2.85%	1.85%

1	Year ended February 29
2	Amount represents less than $0.005 per share.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

February 28, 2010

	Principal Amount	Value

COMMERCIAL PAPER 2.2%
Chicago, IL O’Hare Intl. Arpt. Commercial Paper Notes, Ser. 2005-B, 0.25%, 04/06/2010	$52,108,000	$52,108,000
Mercer Cnty., ND Pollution Control Refunding Revenue Notes, Ser. 2009-1, 0.32%, 03/10/2010	65,000,000	65,000,000

Total Commercial Paper (cost $117,108,000)		117,108,000

MUNICIPAL OBLIGATIONS 97.7%
AIRPORT 4.7%
Austin, TX Arpt. Sys. RRB:
Ser. 2005-1, 0.23%, VRDN, (Insd. by FSA & SPA: Dexia SA)	21,905,000	21,905,000
Ser. 2005-3, 0.23%, VRDN, (Insd. by FSA & SPA: Dexia SA)	14,550,000	14,550,000
Ser. A, 0.19%, VRDN, (Liq.: JPMorgan Chase & Co.)	24,200,000	24,200,000
Broward Cnty., FL Arpt. Sys. RB, Embraer Aircraft Holding Proj., Ser. 2007-A, 0.23%, VRDN, (Liq.: CitiBank, NA)	11,000,000	11,000,000
Charlotte, NC Arpt. RRB, Charlotte Douglas Arpt., Ser. D, 0.21%, VRDN, (LOC: Bank of America Corp.)	4,675,000	4,675,000
Chicago, IL O’Hare Intl. Arpt. RB:
ROC RR-II-R 11430, 0.23%, VRDN, (Liq.: CitiBank, NA)	21,135,000	21,135,000
Ser. 1990, 0.22%, VRDN, (SPA: Societe Generale)	11,000,000	11,000,000
Clark Cnty., NV Arpt. RB, Ser. B-1, 0.22%, VRDN, (SPA: Dexia SA)	15,000,000	15,000,000
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth. Proj., Ser. 2008-C-2, 0.20%, VRDN, (Insd. by FSA & SPA: Dexia SA)	27,000,000	27,000,000
Miami-Dade Cnty., FL Intl. Arpt. Aviation RB:
Ser. 2008-1139X, 0.28%, VRDN, (LOC: Assured Guaranty & Bank of America Corp.)	7,500,000	7,500,000
Ser. 34, 0.23%, VRDN, (SPA: Societe Generale)	11,870,000	11,870,000
Piedmont, NC Triad Arpt. Auth. RRB:
Ser. A, 0.20%, VRDN, (LOC: Branch Bank & Trust Co.)	3,455,000	3,455,000
Ser. B, 0.30%, VRDN, (LOC: Branch Bank & Trust Co.)	4,785,000	4,785,000
San Francisco, CA City & Cnty. Arpt. Commision RRB:
Ser. 2009-A, 0.75%, 09/15/2010, (LOC: Bank of New York Mellon Corp.)	3,000,000	3,000,000
Ser. 36-C, 0.18%, VRDN, (Insd. by FSA & SPA: Dexia SA)	18,000,000	18,000,000
San Francisco, CA City & Cnty. Arpts. RB, Ser. B, 0.75%, 09/15/2010, (Liq.: Morgan Stanley)	12,000,000	12,000,000
San Jose, CA Arpt. RB, Deutsche Bank Spears/Lifers Trust, Ser. DB-479, 0.23%, VRDN, (Insd. by FSA & SPA: Deutsche Bank AG)	35,190,000	35,190,000

		246,265,000

CONTINUING CARE RETIREMENT COMMUNITY 1.7%
Branch Bank & Trust Muni. Trust RB, Ser. 2041, 0.20%, VRDN, (LOC: Branch Bank & Trust Co.)	4,465,000	4,465,000
Broome Cnty., NY Indl. Dev. Agcy. RB, Good Shepherd Village, Endwell, Inc. Proj.:
Ser. B, 0.25%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	7,100,000	7,100,000
Ser. C, 0.25%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	7,100,000	7,100,000
Minnesota Agricultural & Econ. Dev. RB, Evangelical Lutheran Proj., 0.55%, VRDN, (LOC: Allied Irish Bank plc)	7,200,000	7,200,000
Pennsylvania Horizon Hosp. Sys. Auth. Sr. Hlth. & Hsg. Facs. RB, St. Paul Homes
Proj., Ser. 2002, 0.25%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	6,810,000	6,810,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Sarasota Cnty., FL Continuing Care Retirement Cmnty. RB, Glenridge Palmer Proj., 0.21%, VRDN, (LOC: Bank of Scotland)	$38,200,000	$38,200,000
South Central Pennsylvania Gen. Auth. RB, Homewood Hanover Proj., 0.25%, VRDN, (SPA: Manufacturers & Traders Trust Co.)	17,910,000	17,910,000

		88,785,000

EDUCATION 7.4%
California ABAG Fin. Auth. for Nonprofit Corp. RB, Menlo Sch. Proj., 0.16%, VRDN, (LOC: Northern Trust Corp.)	5,000,000	5,000,000
California Edl. Facs. Auth. RB, California Inst. of Tech. Proj., Ser. B, 0.16%, VRDN, (Gtd. by California Inst. of Tech.)	2,950,000	2,950,000
Colorado Edl. & Cultural Facs. Auth. RB, Natl. Jewish Federation Proj., 0.17%, VRDN, (LOC: US Bank)	5,100,000	5,100,000
Connecticut Hlth. & Edl. Facs. Auth. RB:
Ser. 13TP, 0.23%, VRDN, (LOC: Wells Fargo & Co.) °°	7,300,000	7,300,000
Yale University Proj., Ser. T-2, 0.17%, VRDN, (LOC: Wells Fargo & Co.) °°	12,050,000	12,050,000
Delaware EDA RB, Wilmington Montessori Sch. Proj., 0.24%, VRDN, (LOC: PNC Bank, NA)	2,085,000	2,085,000
Florida Ed. Sys. RB, Solar Eclipse Proj., Ser. 2006-0041, 0.20%, VRDN, (LOC: US Bank)	11,985,000	11,985,000
Florida Gulf Coast Univ. Fin. Corp. RB, Parking Proj., Ser. A, 0.20%, VRDN, (LOC: Harris NA)	8,000,000	8,000,000
Greenville, IL RRB, Greenville College Proj., 1.30%, 11/01/2010, (LOC: National City Bank)	3,335,000	3,335,000
Illinois Fin. Auth. RB:
Drivers Trust, Ser. 3302, 0.14%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,200,000	6,200,000
University of Chigago Med. Proj., Ser. B-1, 0.12%, VRDN, (SPA: Bank of Montreal)	4,175,000	4,175,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Johns Hopkins Univ. Proj., Ser. 1003, 0.18%, VRDN, (LOC: Bank of America Corp.)	6,665,000	6,665,000
Massachusetts Dev. Fin. Agcy. RB:
Boston Univ. Proj., Ser. U-6E, 0.15%, VRDN, (LOC: Bank of Nova Scotia)	13,670,000	13,670,000
Cushing Academy Proj., 0.20%, VRDN, (Gtd. by TD Bank, NA)	12,270,000	12,270,000
Nashville & Davidson Cntys., TN Hlth. & Edl. Facs. RB, Lipscomb Univ. Proj, 0.19%, VRDN, (Insd. by FHLMC & LOC: SunTrust Banks, Inc.)	14,700,000	14,700,000
New Hampshire Hlth. & Edl. Facs. Auth. RB:
Brewster Academy Proj., 0.45%, VRDN, (SPA: Allied Irish Banks plc)	9,275,000	9,275,000
Dartmouth College Proj., Ser. 3069, 0.20%, VRDN, (Liq.: Morgan Stanley)	6,330,000	6,330,000
Dartmouth Hitchcock Proj., Ser. A, 0.23%, VRDN, (Insd. by FSA)	48,735,000	48,735,000
New Mexico Edl. Assistance Foundation RB:
Ser. A, 0.23%, VRDN, (LOC: Royal Bank of Canada)	3,000,000	3,000,000
Ser. A-1, 0.23%, VRDN, (LOC: Royal Bank of Canada)	7,500,000	7,500,000
Ser. A-2, 0.23%, VRDN, (LOC: Royal Bank of Canada)	7,500,000	7,500,000
New Mexico Edl. Auth. RB, PFOTER, Ser. 637, 0.28%, VRDN, (LOC: Bank of America Corp.)	21,380,000	21,380,000
New York, NY Indl. Dev. Agcy. Civic Facs. RB, New York Law Sch. Proj., Ser. 2006-B-1, 0.32%, VRDN, (LOC: Allied Irish Banks plc)	8,700,000	8,700,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
North Carolina Capital Fin. Agcy. RB, Wake Forest Univ. Proj., Ser. 3070, 0.22%, VRDN, (Liq.: Morgan Stanley)	$5,000,000	$5,000,000
North Carolina Edl. Facs. Auth. RB, Hill Ctr. Proj., 0.19%, VRDN, (LOC: Branch Bank & Trust Co.)	5,000,000	5,000,000
North Carolina Edl. Facs. Fin. Agcy. RB, Charlotte Day Sch. Proj., 0.20%, VRDN, (LOC: Bank of America Corp.)	3,270,000	3,270,000
Northern Arizona Univ. RB, Solar Eclipse Proj., Ser. 2007-0014, 0.20%, VRDN, (Insd. by FGIC & LOC: US Bank)	21,060,000	21,060,000
Oregon Hlth. & Science Univ. RB:
Ser. B-1, 0.18%, VRDN, (LOC: US Bank)	8,000,000	8,000,000
Ser. B-2, 0.17%, VRDN, (LOC: US Bank)	3,300,000	3,300,000
Pennsylvania Higher Edl. Facs. Auth. RB, St. Joesph’s Univ., Ser. A, 0.30%, VRDN, (LOC: Allied Irish Banks plc)	18,000,000	18,000,000
Princeton, OH Sch. Dist. MSTR RB, 0.20%, VRDN, (SPA: Societe Generale)	9,480,000	9,480,000
RBC Municipal Products, Inc., Bethlehem Area School District, Ser. E-12, 0.20%, VRDN	4,000,000	4,000,000
St. Joseph Cnty., IN EDRB, Grace Christian Schools Proj., 0.15%, VRDN, (LOC: Bank One)	1,250,000	1,250,000
Wisconsin Hlth. & Edl. Facs. Auth. RB, WHEFA Beloit Proj., 0.24%, VRDN, (LOC: Bank of New York Mellon Corp.)	45,000,000	45,000,000
Wyoming Student Loan Corp. RB, Ser. A-3, 0.22%, VRDN, (SPA: Royal Bank of Canada)	40,000,000	40,000,000

		391,265,000

ELECTRIC REVENUE 1.3%
Chelan Cnty., WA Pub. Util. Dist. No. 1 RB, Chelan Hydro Cons. Sys., Ser. 2001-A, 0.30%, VRDN, (Insd. by BHAC)	2,770,000	2,770,000
Illinois Fin. Auth. PCRB, Ser. F, 0.16%, VRDN, (Liq.: JPMorgan Chase & Co.)	10,200,000	10,200,000
Long Island Power Auth. RB, Ser. J, 0.22%, VRDN, (Insd. by FSA & SPA: Dexia SA)	5,660,000	5,660,000
Michigan Strategic Fund RB, Consumers Energy Co. Proj., 0.21%, VRDN, (Liq.: Wells Fargo & Co.) °°	7,000,000	7,000,000
Ohio Air Quality Dev. Auth. RB:
Dayton Power Proj., Ser. B, 0.19%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,350,000	8,350,000
Ohio Elec. Corp. Proj., Ser. D, 0.18%, VRDN, (LOC: Bank of Tokyo-Mitsubishi UFJ)	3,570,000	3,570,000
Ohio Valley Elec. Corp. Proj., Ser. B, 0.18%, VRDN, (LOC: Bank of Nova Scotia)	2,500,000	2,500,000
Putnam Cnty., GA Dev. Auth. PCRB, Georgia Pwr. Co. Proj., 0.12%, VRDN, (Gtd. by Georgia Pwr. Co.)	3,725,000	3,725,000
Roseville, CA Elec. Sys. COP, Ser. A, 0.19%, VRDN, (SPA: Dexia SA)	20,000,000	20,000,000
San Antonio, TX RB, Drivers Trust, Ser. 3247, 0.20%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,730,000	2,730,000

		66,505,000

GENERAL OBLIGATION – LOCAL 7.6%
Amityville, NY Union Free Sch. District GO TAN, 1.50%, 06/25/2010	6,000,000	6,019,449
Aurora, CO Centretech Metro. Dist. GO, Ser. 1998-C, 0.20%, VRDN, (LOC: US Bank)	3,120,000	3,120,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Briarcliff Manor, NY GO BAN:
Ser. 2009-D, 1.50%, 03/24/2010, (Gtd. by Briarcliff Manor, NY)	$8,175,000	$8,180,173
Ser. 2009-E, 1.50%, 09/24/2010, (Gtd. by Briarcliff Manor, NY)	1,849,740	1,854,933
Bronxville, NY GO BAN, Union Free Sch. Dist. Proj., Ser. 2009, 1.50%, 09/24/2010, (Gtd. by Bronxville Union Free Sch. Dist.)	4,430,000	4,448,692
Cayuga Cnty., NY GO BAN, 1.50%, 10/08/2010, (Gtd. by Cayuga Cnty., NY)	8,421,865	8,442,011
Chicago, IL Board of Ed. GO, Ser. 2009-A1, 0.19%, VRDN, (LOC: Harris Trust & Savings)	5,000,000	5,000,000
Chicago, IL Eclipse Funding Trust GO, Solar Eclipse Proj., Ser. 2006-0003, 0.17%, VRDN, (Insd. by FSA & LOC: US Bank)	9,240,000	9,240,000
Chicago, IL GO:
Deutsche Bank Spears-Lifers Trust, Ser. DB-393, 0.19%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	14,525,000	14,525,000
Ser. ZC-1, 0.21%, VRDN, (Insd. by FGIC & LOC: Bank of America Corp.)	64,503,000	64,503,000
Fultondale, AL GO, Ser. B, 1.20%, VRDN, (LOC: Allied Irish Bank, plc)	11,540,000	11,540,000
Grossmont, CA High Sch. Dist. GO, California Sch. Deutsche Bank Spears Trust, Ser. DBE-637, 0.20%, VRDN, (Liq.: Deutsche Bank AG)	4,200,000	4,200,000
Indian River, NY GO, Cent. Sch. Dist. BAN, 1.50%, 07/15/2010	6,000,000	6,015,914
Indiana GO, Rev. Anticipation Funding Program Notes, Ser. 2010-A, 2.00%, 01/06/2011, (LOC: JPMorgan Chase & Co.)	34,000,000	34,452,555
Marlboro, NY GO, Cent. Sch. Dist. BAN:
1.50%, 07/23/2010	6,691,000	6,712,646
1.50%, 10/21/2010	6,216,636	6,249,613
Merrimack Cnty., NH GO, TAN, 1.00%, 12/30/2010	5,000,000	5,016,636
Morgan Hill, CA Sch. Dist. MSTR GO, Ser. 39, 0.20%, VRDN, (SPA: Societe Generale)	5,000,000	5,000,000
New York, NY GO:
Ser. 3823, 0.45%, VRDN, (SPA: Dexia Credit Local)	2,880,000	2,880,000
Ser. A, 0.14%, VRDN, (LOC: JPMorgan Chase & Co.)	225,000	225,000
Ser. B-3, 0.16%, VRDN, (LOC: TD Bank, NA)	1,400,000	1,400,000
Subser. H-8, 0.18%, VRDN, (LOC: Westdeutsche Landesbank)	8,000,000	8,000,000
Oakland, CA GO, TRAN, Ser. A, 2.50%, 07/16/2010, (Insd. by FSA)	20,000,000	20,124,661
Oneida, NY City Sch. Dist. GO BAN, Fiscal Year 2009, 1.50%, 10/29/2010	10,333,850	10,369,067
Orangetown, NY GO BAN, 1.50%, 09/29/2010, (Gtd. by Orangetown, NY)	4,690,000	4,706,198
Oyster Bay, NY GO, BAN 2009, Ser. A, 1.00%, 03/12/2010, (LOC: JPMorgan Chase & Co.)	40,000,000	40,005,270
Patchogue-Medford, NY GO BAN, Union Free Sch. Dist. Proj., 1.50%, 06/28/2010, (Gtd. by Patchogue-Medford Union Free Sch. Dist.)	21,000,000	21,027,195
Poway, CA Sch. Dist. GO, Ser. 3063, 0.20%, VRDN, (Insd. by FSA & Liq.: Morgan Stanley)	10,000,000	10,000,000
Revere, MA GO BAN, 1.00%, 08/06/2010	5,000,000	5,014,712
Rockland Cnty., NY GO BAN, 2.50%, 09/02/2010, (Gtd. by Rockland Cnty., NY)	24,411,000	24,588,424
South River, NJ GO, BAN, Ser. 2009, 1.50%, 12/21/2010	2,500,000	2,516,047
Ukiah, CA Union Sch. Dist. GO, Deutsche Bank Spears Trust, Ser. DB-382, 0.19%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	20,795,000	20,795,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Watervliet, NY GO, City Sch. Dist. BAN, 1.50%, 01/27/2011	$7,000,000	$7,044,820
Will Cnty., IL GO, Deutsche Bank Spears-Lifers Trust, Ser. DB-365, 0.19%, VRDN, (Insd. by FSA & SPA: Deutsche Bank AG)	19,680,000	19,680,000

		402,897,016

GENERAL OBLIGATION – STATE 5.0%
California GO, Ser. B-5, 0.16%, VRDN, (LOC: CitiBank NA)	6,900,000	6,900,000
California Schools GO, Deutsche Bank Spears Trust, Ser. DBE-648, 0.20%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	3,627,000	3,627,000
Colorado GO, Parker Automotive Proj., 0.20%, VRDN, (LOC: US Bank)	3,250,000	3,250,000
District of Columbia GO, ROC RR-II-R 11072, 0.21%, VRDN, (LOC: CitiBank, NA)	10,005,000	10,005,000
District of Columbia Refunding GO, Ser. 2008-A, 0.35%, VRDN, (LOC: Allied Irish Banks plc)	10,965,000	10,965,000
Massachusetts GO:
Drivers Trust, Ser. 3187-Z, 0.19%, VRDN	8,205,000	8,205,000
Ser. 2648, 0.25%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	3,700,000	3,700,000
Michigan Muni. Board Auth. State Aid GO Revenue Notes:
Ser. 2009-C-1, 3.00%, 08/20/2010	64,000,000	64,475,606
Ser. 2009-C-2, 2.50%, 08/20/2010, (LOC: JPMorgan Chase & Co.)	24,000,000	24,185,025
Ser. 2009-C-3, 2.50%, 08/20/2010, (LOC: Scotia Bank)	10,000,000	10,077,094
Mississippi Dev. Bank Spl. Obl. GO, Solar Eclipse Proj., Ser. 2006-0153, 0.19%, VRDN, (LOC: US Bank)	7,455,000	7,455,000
Texas GO:
Ser. 2008-A, 0.23%, VRDN, (SPA: Dexia SA)	21,085,000	21,085,000
TRAN, Ser. 2009, 2.50%, 08/31/2010	38,000,000	38,384,360
Veterans Hsg. Assistance Proj.:
Ser. II-A, 0.23%, VRDN, (SPA: Dexia SA)	17,855,000	17,855,000
Ser. II-B, 0.21%, VRDN, (LOC: Sumitomo Trust & Banking Co.)	10,455,000	10,455,000
Ser. II-D, 0.23%, VRDN, (LOC: Sumitomo Trust & Banking Co.)	11,325,000	11,325,000
Washington GO:
Deutsche Bank Spears/Lifers Trust, Ser. DB-446, 0.23%, VRDN, (Insd. by AMBAC & SPA: Deutsche Bank AG)	2,550,000	2,550,000
Ser. 2650-Z, 0.14%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	1,000,000	1,000,000
Wisconsin GO, ROC RR-II-R 11604, 0.20%, VRDN, (Liq.: CitiBank, NA)	7,100,000	7,100,000

		262,599,085

HOSPITAL 12.7%
Allegheny Cnty., PA Hosp. Dev. Auth. RB:
Univ. of Pittsburgh Med. Ctr. Proj., Ser. 2007-A, 0.19%, VRDN, (Insd. by MBIA)	2,790,000	2,790,000
UPMC Sr. Living Corp. Proj., 0.19%, VRDN, (Insd. by FNMA)	4,205,000	4,205,000
Allegheny Cnty., PA IDA RB, Univ. of Pittsburgh Med. Ctr. Children’s Hosp., Ser. 2004-A, 0.18%, VRDN, (LOC: Bank of America Corp.)	700,000	700,000
California CDA RB, Sutter Hlth. Svcs., Ser. 3102, 0.20%, VRDN, (Liq.: Morgan Stanley)	34,000,000	34,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
California Hlth. Facs. Fin. Auth. RB, Eagle 2007-147, Class A, 0.20%, VRDN, (Liq.: CitiBank, NA)	$24,335,000	$24,335,000
California Statewide Cmnty. Dev. Auth. RB, Rady Children’s Hosp. Proj., Ser. A, 0.48%, VRDN, (LOC: Allied Irish Banks plc)	41,095,000	41,095,000
Channahon, IL RRB, Morris Hosp. Proj., Ser. A, 0.20%, VRDN, (LOC: US Bank)	2,530,000	2,530,000
Cuyahoga Cnty., OH Hosp. RRB, Univ. Hosp. Hlth. Sys., Inc. Proj., Ser. 263, 0.50%, VRDN, (Insd. by MBIA)	35,875,000	35,875,000
Fairfax Cnty., VA IDA RB, Inova Hlth. Proj., Ser. A-1, 0.29%, 05/15/2039	7,000,000	7,000,000
Florida RB, Lee Mem. Hlth Svcs. Proj., Ser. 3088, 0.20%, VRDN, (Liq.: Morgan Stanley)	20,035,000	20,035,000
Fulton Cnty., GA Dev. Auth. RB, Shepherd Ctr. Proj., 0.19%, VRDN, (Insd. by FHLMC & LOC: SunTrust Banks, Inc.)	15,000,000	15,000,000
Harris Cnty., TX Hlth. Facs. RRB, Mem. Hermann Healthcare Sys. Proj., Ser. 2008-A, 0.30%, VRDN, (Insd. by FSA & SPA: Dexia SA)	20,000,000	20,000,000
Highlands Cnty., FL Hlth. Facs. Auth. Hosp. RRB, Adventist Hlth. Sys. Proj., Ser. 2003-C, 0.16%, VRDN, (Gtd. by Adventist Hlth. Sys.)	11,595,000	11,595,000
Hills, IA Hlth. Facs. RB, Mercy Hosp. Proj., 0.24%, VRDN, (LOC: Allied Irish Banks plc)	13,090,000	13,090,000
Illinois Fin. Auth. RB:
Children’s Hosp. Proj., Ser. 2008-1098, 0.21%, VRDN, (Insd. by Assured Gty. Corp. & LOC: Bank of America Corp.)	16,695,000	16,695,000
Edward Hosp. Proj., Ser. A, 0.17%, VRDN, (Liq.: JPMorgan Chase & Co.)	14,500,000	14,500,000
Illinois Hlth. Facs. Auth. RB:
ROC RR-II-R 401, 0.22%, VRDN, (Insd. by FHA & LOC: CitiBank, NA)	7,870,000	7,870,000
Ser. F, 0.21%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,900,000	7,900,000
Indiana Fin. Auth. RB:
Parkview Hlth. Sys. Proj., Ser. B, 0.16%, VRDN, (LOC: National City Bank)	8,250,000	8,250,000
Trinity Hlth. Proj., Ser. D 2, 0.17%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	21,060,000	21,060,000
Indiana Hlth. & Eld. Facs. Fin. Auth. RB, Clarian Hlth. Proj., Ser. C, 0.18%, VRDN, (LOC: Branch Bank & Trust Co.)	8,900,000	8,900,000
Kentucky EDA Hosp. Facs. RB, St. Elizabeth Med. Proj., Ser. B, 0.16%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,600,000	7,600,000
Kentucky EDA RB, PFOTER, Madonna Manor, Inc. Proj., Ser. 2010, 0.21%, VRDN, (LOC: Bank of America Corp.)	23,435,000	23,435,000
Lehigh Cnty., PA Gen. Purpose Auth. RB, St. Luke’s Hosp. Bethlethem, PA Proj., Ser. 385, 0.80%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	15,640,000	15,640,000
Louisiana Pub. Facs. Auth. RB:
Christus Hlth. Proj., Ser. B-3, 0.16%, VRDN, (LOC: Bank of New York Mellon Corp.)	3,000,000	3,000,000
Commcare Corp. Proj., Ser. 2008-B, 0.19%, VRDN, (Liq.: JPMorgan Chase & Co.)	15,000,000	15,000,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Mercy Ridge Med. Ctr.:
Ser. 2000, 0.17%, VRDN, (SPA: Manufacturers & Traders Trust Co.)	23,400,000	23,400,000
Ser. 2008, 0.20%, VRDN, (SPA: Manufacturers & Traders Trust Co.)	3,770,000	3,770,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, Amherst College Proj., Ser. H, 0.48%, 07/08/2010	10,725,000	10,725,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Minneapolis & St. Paul, MN Hsg. & Redev. Auth. RB:
Children’s Hosp. Clinics Proj., Ser. A-II, 0.14%, VRDN, (LOC: US Bank)	$2,815,000	$2,815,000
Healthcare Sys. Proj., Ser. B, 0.13%, VRDN, (LOS: US Bank)	36,750,000	36,750,000
Mississippi Hosp. Equip. & Facs. Auth. RB, Baptist Mem. Hlth. Proj., Ser. B-2, 0.27%, 01/11/2011, (LOC: Regions Bank NA)	12,000,000	12,000,000
Multnomah Cnty., OR Hosp. Facs. Auth. RB, Holladay Park Plaza Proj., 0.25%, VRDN, (LOC: Allied Irish Bank plc)	2,900,000	2,900,000
Norfolk, VA EDA RB, Sentra Healthcare Proj., 1.00%, 11/01/2034	5,905,000	5,905,000
North Carolina Hlth. Care Facs. Auth. RB, Hospice Alamance Proj., 0.19%, VRDN, (LOC: Branch Bank & Trust Co.)	5,000,000	5,000,000
North Carolina Med. Care Cmnty. Healthcare Facs. RRB:
Baptist Hosp. Proj., Ser. 2009-C, 0.18%, VRDN, (LOC: Branch Bank & Trust Co.)	5,595,000	5,595,000
Univ. Hlth. Sys. of Eastern Carolina, Ser. 2008-B-1, 0.16%, VRDN, (LOC: Bank of America Corp.)	4,880,000	4,880,000
Univ. Hlth. Sys. Proj., Ser. A1, 0.19%, VRDN, (LOC: Bank of America Corp.)	7,550,000	7,550,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., Ser. 237, 0.60%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	101,000,000	101,000,000
Parma, OH Hosp. Impt. RB, Parma Cmnty. Gen. Hosp., Ser. A, 0.17%, VRDN, (Liq.: JPMorgan Chase & Co.)	11,700,000	11,700,000
Pell City, AL Spl. Care Facs. Auth. RB, Noland Hlth. Svcs., Inc. Proj., Ser. 2009A, 0.20%, VRDN, (LOC: US Bank)	4,000,000	4,000,000
Rhode Island Hlth. & Edl. Building Corp. RB:
Ser. A, 0.42%, VRDN, (SPA: Allied Irish Banks plc)	8,500,000	8,500,000
St. Antoine Proj., Ser. A, 0.42%, VRDN, (LOC: Allied Irish Banks plc)	9,135,000	9,135,000
South Broward, FL Hosp. Dist. RB, Solar Eclipse Proj., Ser. 2006-0043, 0.20%, VRDN, (LOC: US Bank)	5,000,000	5,000,000
South Carolina EDA RB, Anmed Hlth. Proj., Ser. C, 0.16%, VRDN, (LOC: Branch Bank & Trust Co.)	5,000,000	5,000,000
St. Charles Cnty., MO RB, United Handicap Svcs., 0.35%, VRDN, (LOC: U.S. Bancorp)	4,350,000	4,350,000
St. Cloud, MN Hlth. Care RRB, Cenracare Htlh. Sys. Proj., Ser. 2009-A, 0.16%, VRDN, (LOC: Bank of Nova Scotia)	4,200,000	4,200,000
Wisconsin Hlth. & Edl. Facs. Auth. RB, Ministry Healthcare Inc. Proj., Ser. B, 0.19%, VRDN, (LOC: US Bank)	18,135,000	18,135,000

		674,410,000

HOUSING 23.4%
Alaska Hsg. Fin. Corp. RB, Ser. 2006-0022, 0.17%, VRDN, (LOC: US Bank)	14,825,000	14,860,279
Alexandria, VA Redev. & Hsg. RB, PFOTER, Ser. C-2, 0.32%, VRDN, (SPA: Royal Bank of Canada)	18,070,000	18,070,000
Atlanta, GA Hsg. Auth. MHRB, Vlgs. at Carver Proj., 0.29%, VRDN, (LOC: SunTrust Banks, Inc.)	3,425,000	3,425,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., Ser. 1995, 0.20%, VRDN, (LOC: Harris Trust & Savings)	800,000	800,000
California CDA MHRRB, PUTTER:
Ser. 2680, 0.30%, VRDN, (Liq.: & LOC: JPMorgan Chase & Co)	23,000,000	23,000,000
Ser. 2681, 0.45%, VRDN, (Liq.: & LOC: JPMorgan Chase & Co.)	7,300,000	7,300,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
California HFA RB, Home Mtge. Ser. M, 0.18%, VRDN, (Insd. by FNMA)	$30,280,000	$30,280,000
Clipper Tax-Exempt Cert. Trust RB:
Ser. 1999-02, 0.35%, VRDN, (SPA: State Street Corp.)	4,788,945	4,788,945
Ser. 2004-10, 0.35%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	5,377,000	5,377,000
Ser. 2005-03, 0.32%, VRDN, (Insd. by FSA & SPA: State Street Corp.) 144A	44,550,000	44,550,000
Ser. 2005-13, 0.32%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	11,625,000	11,625,000
Ser. 2005-14, 0.35%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	13,808,000	13,808,000
Ser. 2005-30, 0.35%, VRDN, (LOC: State Street Corp.)	20,325,000	20,325,000
Ser. 2005-31, 0.35%, VRDN, (LOC: AMBAC & SPA: State Street Corp.)	19,090,000	19,090,000
Ser. 2006-02, 0.35%, VRDN, (SPA: State Street Corp.)	21,130,000	21,130,000
Ser. 2006-06, 0.35%, VRDN, (Liq.: State Street Corp.)	16,892,000	16,892,000
Ser. 2006-10, 0.35%, VRDN, (Gtd. by State Street Corp.)	1,525,000	1,525,000
Dakota Cnty., MN CDA RB, View Pointe Apts. Proj., Ser. 2007-A, 0.29%, VRDN, (Insd. by FNMA)	8,000,000	8,000,000
Dekalb Cnty., GA Hsg. Auth. RB, PFOTER, Orchard Walk Apts. Proj., Ser. 4584, 0.32%, VRDN, (Insd. by FHLMC)	10,235,000	10,235,000
District of Columbia HFA RB, PFOTER:
Carver Sr. Apts. Proj., Ser. 4566, 0.32%, VRDN, (Insd. by FHLMC)	7,835,000	7,835,000
Galen Terrace Proj., Ser. 4568, 0.32%, VRDN, (Insd. by FHLMC)	4,360,000	4,360,000
Ser. 4275, 0.37%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,995,000	8,995,000
Durham Cnty., NC COP, 0.19%, VRDN, (Insd. by FHLMC & LOC: SunTrust Banks, Inc.)	13,000,000	13,000,000
Duval Cnty., FL MHRB, Camri Green Apts., 0.22%, VRDN, (Insd. by FNMA)	6,900,000	6,900,000
FHLMC MHRB:
Ser. M001, Class A, 0.26%, VRDN, (Insd. by & Liq.: FHLMC)	30,612,901	30,612,901
Ser. M002, Class A, 0.26%, VRDN, (Insd. by FHLMC)	4,416,568	4,416,568
Ser. M008, Class A, 0.26%, VRDN, (Insd. by FHLMC)	20,502,298	20,502,298
Ser. M020, Class A, 0.23%, VRDN, (Insd. by FHLMC)	27,412,000	27,412,000
Florida HFA RB, Vizcaya Villas Proj., Ser. 1996-M, 0.29%, VRDN, (Insd. by FHA & SPA: Royal Bank of Canada)	5,765,000	5,765,000
Fulton Cnty., GA Dev. Auth. RB, St. George Village Proj., 0.20%, VRDN, (LOC: Bank of America Corp.)	5,950,000	5,950,000
Greene Cnty., MO IDRB, Stasbourg Estates Proj., 0.35%, VRDN, (LOC: U.S. Bancorp)	2,160,000	2,160,000
Harris Cnty., TX Hsg. Fin. Corp. MFHRB, Baypointe Apts. Proj., 0.23%, VRDN, (LOC: CitiBank, NA)	9,900,000	9,900,000
Houston, TX Hsg. Fin. Corp. RB, PFOTER:
Kensington Place Apts., Ser. 2004, 0.32%, VRDN, (Insd. by FHLMC)	12,160,000	12,160,000
Sterlingshire Apts. Proj., Ser. 2003 A-1, 0.32%, VRDN, (Insd. by FHLMC)	5,850,000	5,850,000
Illinois HDA RB:
Florida House Proj., Ser. C, 0.31%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,425,000	5,425,000
Homeowner Mtg. Proj., Ser. A-3, 0.26%, VRDN, (Liq.: State Street Corp.)	17,900,000	17,900,000
Larkin Vlg. Proj., Ser. A, 0.31%, VRDN, (Liq.: JPMorgan Chase & Co.)	13,810,000	13,810,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Iowa HFA SFHRB, Ser. N, 0.20%, VRDN, (Insd. by FHLMC & FNMA)	$7,250,000	$7,250,000
Kentucky Hsg. Corp. RB, Ser. L, 0.23%, VRDN, (SPA: BNP Paribas SA)	7,100,000	7,100,000
Los Angeles, CA Cmnty. Redev. Agcy. MHRB, Second & Central Apts. Proj., Ser. A, 0.18%, VRDN, (LOC: HSBC Bank USA, NA)	16,300,000	16,300,000
Louisiana HFA MHRB:
Arbor Place Apts. Proj., Ser. 2008, 0.31%, VRDN, (Insd. by FHLMC)	8,295,000	8,295,000
PFOTER, The Crossing Apts. Proj., Ser. 2006-4572, 0.32%, VRDN, (Insd. by FHLMC)	7,420,000	7,420,000
Maricopa Cnty., AZ MHRB, Desert Eagles Estate Proj., Ser. 2003A-1, 0.32%, VRDN, (Insd. by FHLMC)	9,575,000	9,575,000
Marion Cnty., FL HFA RRB, Paddock Apts. Proj., 0.20%, VRDN, (Insd. by FNMA)	4,000,000	4,000,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A:
0.25%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	43,615,000	43,615,000
0.32%, VRDN, (Insd. by FHLMC)	23,455,000	23,455,000
0.32%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	56,740,000	56,740,000
Class C, 0.25%, VRDN, (SPA: Lloyds TSB Group plc)	46,530,000	46,530,000
Michigan HDA RB:
Ltd. Oblig. Hsg. Canterbury Proj., Ser. A, 0.30%, VRDN, (LOC: LaSalle Bank, NA)	9,500,000	9,500,000
Rental Hsg. Proj.:
Ser. 2006-A, 0.22%, VRDN, (Insd. by FSA & SPA: Fortis Bank)	53,245,000	53,245,000
Ser. 2006-C, 0.22%, VRDN, (Insd. by FSA & SPA: Fortis Bank)	33,245,000	33,245,000
Minneapolis, MN MFHRB, Driftwood Apts. Proj., Ser. A, 0.30%, VRDN, (LOC: US Bank)	1,630,000	1,630,000
Minnesota Bond Securitization Trust RB:
Ser. S1, 0.40%, VRDN, (LOC: LaSalle Bank, NA)	3,060,000	3,060,000
Ser. S2, 0.40%, VRDN, (LOC: LaSalle Bank, NA)	3,225,000	3,225,000
Minnesota HFA RB:
Residential Hsg. Fin. Proj., Ser. C, 0.20%, VRDN, (Gtd. by Minnesota HFA)	8,000,000	8,000,000
Ser. C, 0.20%, VRDN, (Insd. by FHLMC)	2,000,000	2,000,000
Monroe Cnty., NY IDA Civic Facs. RB, Monroe Cmnty. Coll. Proj., Ser. A, 0.17%, VRDN, (LOC: JPMorgan Chase & Co.)	7,620,000	7,620,000
Monroe Cnty., NY IDA RB, Urban Focus, LP Proj., Ser. 2007, 0.32%, VRDN, (Insd. by FHLMC)	2,425,000	2,425,000
MuniMae Trust RB, 0.52%, VRDN, (Insd. by FHLMC & Liq.: Merrill Lynch & Co., Inc.)	6,755,000	6,755,000
Nebraska Investment Fin. Auth. MHRB, Apple Creek Associates Proj., Ser. 1985-A, 0.43%, VRDN, (LOC: Northern Trust Corp.)	6,190,000	6,190,000
New York HFA RB:
Archstone Westbury Hsg. Proj., Ser. 2004-A, 0.21%, VRDN, (LOC: Bank of America Corp.)	2,700,000	2,700,000
ROC RR-II-R 11700, Ser. B, 0.26%, VRDN, (Liq.: CitiBank, NA)	6,810,000	6,810,000
Ser. L, 0.19%, VRDN, (LOC: Bank of America Corp.)	8,250,000	8,250,000
Ser. M-1, 0.19%, VRDN, (LOC: Bank of America Corp.)	7,850,000	7,850,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
New York Mtge. Agcy. Fixed Rate Homeowner RB, ROC RR-II-R 11703, 0.25%, VRDN, (Liq.: CitiBank, NA)	$11,460,000	$11,460,000
New York State Dorm. Auth. RB, Supported Debt Teresian House Proj., Ser. 2003, 0.25%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	18,425,000	18,425,000
New York, NY Drivers Trust RB, Ser. 3381, 0.31%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,650,000	3,650,000
New York, NY HDA MFHRB:
Ser. A, 0.17%, VRDN, (LOC: Bank of America Corp.)	14,875,000	14,875,000
Thessalonica Ct. Proj., Ser. A, 0.21%, VRDN, (LOC: CitiBank, NA)	13,500,000	13,500,000
New York, NY Hsg. Dev. Corp. MHRB:
East 165th St., Ser. A, 0.18%, VRDN, (LOC: CitiBank, NA)	7,665,000	7,665,000
Ser. 143, ROC RR-II-R 11699, 0.26%, VRDN, (Liq.: CitiBank, NA)	6,280,000	6,280,000
Ser. E, 0.45%, 03/15/2010, (Liq.: JPMorgan Chase & Co.)	10,850,000	10,850,000
The Plaza, Ser. 2007-A, 0.18%, VRDN, (LOC: CitiBank, NA)	3,050,000	3,050,000
New York, NY SFHRB, Ser. 132, 0.19%, VRDN, (SPA: Dexia SA)	20,500,000	20,500,000
Ohio HFA RB, Residential Mortgage Proj., Ser. M, 0.18%, VRDN, (Insd. by FNMA & LOC: CitiBank, NA)	11,600,000	11,600,000
Orange Cnty., FL HFA MHRB, Landings on Millenia Blvd. Apts. Proj., Ser. 2002-A, 0.25%, VRDN, (Insd. by FNMA)	6,910,000	6,910,000
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. E, 0.25%, VRDN, (SPA: KBC Bank)	30,000,000	30,000,000
Pennsylvania HFA SFHRB:
Ser. 2008-C, 0.22%, VRDN, (LOC: Bank of America Corp.)	8,415,000	8,415,000
Ser. 93-B, 0.22%, VRDN, (SPA: Dexia SA)	100,000	100,000
Pinellas County, FL Hsg. Dev. Corp. MHRB, Booker Creek Apartments, 0.19%, VRDN	5,000,000	5,000,000
San Antonio, TX Hsg. Fin. Corp. RB, PFOTER, Rosemont at Pleasanton Apts. Proj., Ser. 2005, 0.32%, VRDN, (Insd. by FHLMC)	12,935,000	12,935,000
Sevier Cnty., TN Pub. Bldg. Auth. Construction Notes RB, Interim Loan Program, Ser. B-1, 2.00%, 03/01/2010, (LOC: Allied Irish Banks plc)	12,000,000	12,000,000
South Carolina Hsg. Fin. & Dev. Auth. RB, PFOTER, Wyndham Pointe Apts. Proj., 0.32%, VRDN, (Insd. by FHLMC)	9,395,000	9,395,000
South Dakota HDA RB:
Homeownership Mtge., Ser. 2009-A, 0.16%, VRDN, (Liq.: FHLMC)	5,000,000	5,000,000
Ser. C, 0.20%, VRDN, (SPA: South Dakota HDA)	20,800,000	20,800,000
St. Anthony, MN MHRB, Landings Silver Lake Proj.:
Ser. 2004-A, 0.30%, VRDN, (LOC: LaSalle Bank, NA)	13,000,000	13,000,000
Ser. 2007, 0.35%, VRDN, (LOC: LaSalle Bank, NA)	1,400,000	1,400,000
Texas Dept. of Hsg. & Cmnty. Affairs MFHRB, Costa Mariposa Apts. Proj., 0.22%, VRDN, (LOC: Bank of America Corp.)	6,845,000	6,845,000
Texas Dept. of Hsg. & Cmnty. Affairs SFHRB, Ser. A, 0.21%, VRDN, (Insd. by FHLMC, FNMA & GNMA)	9,055,000	9,055,000
Texas Dept. of Hsg. RB, Providence at Rush Creek II Apts., Ser. 2004, 0.32%, VRDN, (Insd. by FHLMC)	8,690,000	8,690,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., 0.35%, VRDN, (Insd. by FSA & SPA: Societe Generale)	15,210,000	15,210,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Wisconsin Hsg. & EDA RB:
ROC RR-II-R 11522, 0.25%, VRDN, (Liq.: CitiBank, NA)	$20,590,000	$20,590,000
Ser. C:
0.21%, VRDN, (SPA: Fortis Bank SA)	2,815,000	2,815,000
0.26%, VRDN, (LOC: Lloyds TSB Group plc)	11,020,000	11,020,000
Ser. D, 0.20%, VRDN, (SPA: Dexia Credit Local)	20,035,000	20,035,000
Ser. E, 0.25%, VRDN, (SPA: Fortis Bank SA)	11,980,000	11,980,000
Wisconsin Hsg. & EDRB, Ser. A, 0.51%, VRDN, (SPA: Depfa Bank plc)	1,870,000	1,870,000
Wyoming CDA RB, Ser. 1424-R, 0.27%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	9,535,000	9,535,000

		1,235,274,991

INDUSTRIAL DEVELOPMENT REVENUE 4.9%
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 0.19%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	3,492,000	3,492,000
Alton, IA IDRB, Northwest Iowa Agronomy Proj., 0.50%, VRDN, (LOC: Bank of America Corp.)	2,455,000	2,455,000
Arapahoe Cnty., CO IDRB, Cottrell Printing Proj., 0.55%, VRDN, (LOC: U.S. Bancorp)	2,000,000	2,000,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., 0.50%, VRDN, (LOC: Bank of America Corp.)	1,100,000	1,100,000
Ascension Parish, LA RB, BASF Corp Proj., 0.38%, VRDN, (LOC: Premier Bank NA)	2,300,000	2,300,000
Boyden, IA IDRB, Dethmers Manufacturing Proj., 0.60%, VRDN, (LOC: U.S. Bancorp)	1,800,000	1,800,000
Brodhead, WI IDRB, Stoughton Trailers, Inc. Proj., 0.31%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,800,000	6,800,000
Calcasieu Parish, LA IDRB, Hydroserve Westlake Proj., 0.31%, VRDN, (LOC: Bank One)	5,100,000	5,100,000
Carroll Cnty., KY Solid Waste Disposal RB, Celotex Corp. Proj., 0.25%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000
Chicago, IL IDRB:
Enterprise Ctr. Proj.:
Ser. IX, 0.50%, VRDN, (LOC: LaSalle Bank, NA)	3,146,000	3,146,000
Ser. X, 0.50%, VRDN, (LOC: LaSalle Bank, NA)	4,300,000	4,300,000
PS Greetings, Inc. Proj., 0.35%, VRDN, (LOC: LaSalle Bank, NA)	1,295,000	1,295,000
Clark Cnty., NV IDRB, Southwest Gas Corp. Proj., Ser. A, 0.19%, VRDN, (Liq.: JPMorgan Chase & Co.)	12,000,000	12,000,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 0.45%, VRDN, (LOC: Wells Fargo & Co.) °°	175,000	175,000
Colorado HFA IDRB, Worldwest, LLP Proj., Ser. 1999-A, 0.65%, VRDN, (LOC: Firstar Bank)	1,000,000	1,000,000
Dallam Cnty., TX Indl. Dev. Corp. EDRB, Hilmar Cheese Co., Inc. Proj., Ser. 2009, 0.20%, VRDN, (LOC: Bank of the West)	12,250,000	12,250,000
Dutchess Cnty., NY IDA Civic Facs. RB, Brookview Inc. Proj., 0.25%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	8,610,000	8,610,000
Elkhart Cnty., IN EDRB, Advanced Tech., Inc. Proj., 0.50%, VRDN, (SPA: Societe Generale)	2,600,000	2,600,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Fargo, ND IDRB, Cass Clay Creamery, Inc. Proj., 0.50%, VRDN, (Coll.: Bay Hypo-Und Vereinsbank AG)	$1,025,000	$1,025,000
Gary, IN EDRB, Grant Street Proj., 0.50%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,300,000	6,300,000
Gooding Cnty., ID IDRB, Southfield Dairy Proj., 0.50%, VRDN, (LOC: Bank of America Corp.)	3,630,000	3,630,000
Gulf Coast Wst. Disp Auth. PCRB, Amoco Oil Proj., Ser. 1994, 0.11%, VRDN, (Gtd. by BP plc)	450,000	450,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., 0.53%, VRDN, (LOC: Branch Bank & Trust Co.)	2,655,000	2,655,000
Hall Cnty., NE IDRB, Global Inds., Inc. Proj., 0.40%, VRDN, (LOC: Wells Fargo & Co.) °°	1,110,000	1,110,000
Illinois Dev. Fin. Auth. IDRB, Kris & Dee Associates, Inc. Proj., 0.55%, VRDN, (LOC: LaSalle Bank, NA)	555,000	555,000
Illinois Fin. Auth. RB, Drivers Trust, Ser. 3420, 0.20%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,300,000	3,300,000
Jefferson Cnty., KY Indl. RB:
Dant Clayton Corp. Proj., 0.81%, VRDN, (LOC: Bank One)	1,460,000	1,460,000
Zeochem, LLC Proj., 0.24%, VRDN, (LOC: UBS AG)	2,625,000	2,625,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj., Ser. A, 0.55%, VRDN, (LOC: U.S. Bancorp)	700,000	700,000
Kentucky EDFA RB, Republic Svcs., Inc. Proj., 0.31%, VRDN, (LOC: Bank of America Corp.)	4,650,000	4,650,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., 0.40%, VRDN, (LOC: Wells Fargo & Co.) °°	4,885,000	4,885,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., 0.45%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., 0.31%, VRDN, (Gtd. by Honeywell Intl.)	6,815,000	6,815,000
Mandan, ND IDRRB, Cloverdale Foods Co. Proj., 0.40%, VRDN, (LOC: Bank of North Dakota)	2,860,000	2,860,000
Maricopa Cnty., AZ IDA RB, Valley of the Sun YMCA Proj., 0.20%, VRDN, (LOC: US Bank)	7,500,000	7,500,000
Maryland Indl. Dev. Fin. Auth. EDRB, Foodswing Proj., Ser. 2008, 0.30%, VRDN, (LOC: Bank of America Corp.)	9,500,000	9,500,000
Massachusetts Indl. Dev. Fin. Agcy. RB, Unilock New York Proj., 0.71%, VRDN, (LOC: Bank One)	2,400,000	2,400,000
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., 0.25%, VRDN, (LOC: U.S. Bancorp)	1,655,000	1,655,000
Miami-Dade Cnty., FL IDRB, Tarmac America Proj., 0.30%, VRDN, (LOC: Bank of America Corp.)	3,200,000	3,200,000
Milwaukee, WI Redev. Auth. RB, Palermo Villa, Inc. Proj., Ser. A, 0.60%, VRDN, (LOC: U.S. Bancorp)	2,195,000	2,195,000
Mississippi Business Fin. Corp. RB, Chevron USA, Inc. Proj., Ser. E, 0.11%, VRDN	6,000,000	6,000,000
Nemaha Cnty., KS IDRB, Midwest AG Svcs., LLC Proj., 0.50%, VRDN, (SPA: BNP Paribas SA)	2,625,000	2,625,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Ohio Air Quality Dev. Auth. Exempt Facs. RB, Andersons Marathon Ethanol, LLC Proj., Ser. 2007, 0.25%, VRDN, (LOC: CoBank)	$49,500,000	$49,500,000
Orange Cnty., FL IDA RB, Central Florida YMCA Proj., Ser. A, 0.22%, VRDN, (LOC: Bank of America Corp.)	2,405,000	2,405,000
Oregon EDRB:
Beef Northwest Feeders Proj., 0.50%, VRDN, (LOC: Bank of America Corp.)	1,845,000	1,845,000
Behlen Manufacturing Co. Proj., 0.34%, VRDN, (LOC: LaSalle Bank, NA)	5,500,000	5,500,000
Palm Beach Cnty., FL Fin. Auth. RB, Drivers Trust, Ser. 3419, 0.20%, VRDN, (Insd. by BHAC & Liq.: JPMorgan Chase & Co.)	2,275,000	2,275,000
Pierce Cnty., WA EDRB, Truss Co. Proj., 0.50%, VRDN, (LOC: U.S. Bancorp)	2,475,000	2,475,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, BASF Corp. Proj., 0.38%, VRDN, (Gtd. by BASF Corp.)	12,900,000	12,900,000
Putnam Cnty., GA Dev. Auth. PCRB, Georgia Power Plant Proj., 0.15%, VRDN	1,100,000	1,100,000
Scott Cnty., IA IDRB, Nichols Aluminum Recycling Proj., 0.50%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
South Carolina Jobs EDA RB, Chambers Richland Cnty. Proj., Ser. 1997, 0.32%, VRDN, (LOC: SunTrust Banks, Inc.)	5,000,000	5,000,000
Southwestern Illinois IDRB, Mattingly Lumber Proj., Ser. 2005-A, 0.33%, VRDN, (LOC: US Bank)	3,080,000	3,080,000
Stafford Cnty., VA RB, Eclipse Funding Trust Proj., 0.17%, VRDN, (LOC: US Bank)	11,430,000	11,430,000
Washington EDFA RB, Royal Ridge Fruit Proj., 0.50%, VRDN, (LOC: Bank of America Corp.)	2,720,000	2,720,000
West Bend, WI IDRB, Bestech Tool Corp. Proj., Ser. A, 0.50%, VRDN, (LOC: U.S. Bancorp)	980,000	980,000
Winamac, IN EDRB, Sunny Ridge Dairy Proj., 0.55%, VRDN, (LOC: Northern Trust Corp.)	1,000,000	1,000,000
Wisconsin Hsg. & EDA RB, Ser. A, 0.31%, VRDN, (LOC: Bank of America Corp.)	4,740,000	4,740,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., Ser. 1996, 0.70%, VRDN, (LOC: Bank of the West)	620,000	620,000
Michelsen Packaging Co. Proj., 0.50%, VRDN, (LOC: Bank of America Corp.)	300,000	300,000

		261,388,000

LEASE 0.3%
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-10, 0.23%, VRDN, (SPA: State Street Corp.)	8,795,000	8,795,000
Miami-Dade Cnty., FL COP, Ser. 2008-1119X, 0.18%, VRDN, (LOC: Assured Guaranty & Bank of America Corp.)	5,000,000	5,000,000

		13,795,000

MISCELLANEOUS REVENUE 12.4%
Branch Bank & Trust Muni. Trust RB:
Ser. 1036, 0.33%, VRDN, (LOC: Branch Bank & Trust Co.)	9,675,000	9,675,000
Ser. 5000, 0.35%, VRDN, (SPA: Rabobank Intl.)	17,398,138	17,398,138
Ser. 5001, 0.35%, VRDN, (SPA: Rabobank Intl.)	23,250,849	23,250,849
Ser. 5003, 0.51%, VRDN, (SPA: Rabobank Intl.)	46,150,196	46,150,196

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Citizens Property Insurance Corp. Rev. Notes, Ser. A-2, 4.50%, 06/01/2010	$2,040,000	$2,060,229
Clarksville, TN Pub. Bldg. Auth. RB, Tennessee Muni. Fund Proj., 0.20%, VRDN, (LOC: Bank of America Corp.)	1,630,000	1,630,000
Clipper Tax-Exempt Cert. Trust RB:
Ser. 2004-04, 0.25%, VRDN, (Gtd. by State Street Corp.) 144A	25,000,000	25,000,000
Ser. 2004-05, 0.25%, VRDN, (Gtd. by State Street Corp.)	14,500,000	14,500,000
Ser. 2006-04, 0.23%, VRDN, (SPA: State Street Corp.)	4,420,000	4,420,000
Ser. 2007-01, 0.20%, VRDN, (Liq.: by State Street Corp.)	30,000,000	30,000,000
Ser. 2007-02, 0.23%, VRDN, (Gtd. by State Street Corp.) 144A	26,140,000	26,140,000
Ser. 2007-03, 0.25%, VRDN, (Gtd. by State Street Corp.)	20,000,000	20,000,000
Ser. 2007-14, 0.35%, VRDN, (Gtd. by State Street Corp.)	14,790,000	14,790,000
Ser. 2007-26, 0.25%, VRDN, (Liq.: State Street Corp.)	94,492,000	94,492,000
Ser. 2007-32, 0.25%, VRDN, (Liq.: State Street Corp.)	18,960,000	18,960,000
Ser. 2007-34, 0.25%, VRDN, (Gtd. by State Street Corp. & Insd. by AMBAC)	9,995,000	9,995,000
Ser. 2007-40, 0.35%, VRDN, (Gtd. by State Street Corp. & Insd. by FNMA & GNMA)	21,097,000	21,097,000
Ser. 2007-44, 0.25%, VRDN, (Gtd. by State Street Corp.) 144A	28,780,000	28,780,000
Ser. 2009-85, 0.35%, VRDN, (Liq.: State Street Corp.)	27,660,000	27,660,000
Delaware EDA IDRB, Delaware Clean Power Proj.:
Ser. 1997-A, 0.17%, VRDN, (Gtd. by Motiva Enterprises, LLC)	20,000,000	20,000,000
Ser. 1997-B, 0.17%, VRDN, (Gtd. by Motiva Enterprises, LLC)	26,500,000	26,500,000
Ser. 1997-D, 0.17%, VRDN, (Gtd. by Motiva Enterprises, LLC)	11,000,000	11,000,000
District of Columbia RB:
Carnegie Proj., 0.25%, VRDN, (LOC: Allied Irish Banks plc)	10,000,000	10,000,000
KIPP DC, 0.20%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	28,225,000	28,225,000
Erie Cnty., NY IDA Sch. Facs. RB, Ser. 2946, 0.23%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	7,140,000	7,140,000
Illinois Edl. Facs. Auth. RB, Newberry Library Proj., 0.21%, VRDN, (LOC: Northern Trust Corp.)	2,310,000	2,310,000
Kansas City,. MO RRB, H. Roe Bartle Convention Ctr. Proj., Ser. 2008 F, 0.23%, VRDN, (SPA: Dexia SA)	2,400,000	2,400,000
Minneapolis, MN RB, People Serving People Proj., Ser. A, 0.14%, VRDN, (LOC: US Bank)	2,815,000	2,815,000
Mississippi Business Fin. Corp. RB, Jackson Med. Mall Foundation Proj., Ser. 2008-A, 0.21%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,765,000	4,765,000
Montgomery Cnty., MD EDA RB, Brooke Grove Foundation, Inc., 0.28%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	7,470,000	7,470,000
Montgomery Cnty., TN Pub. Bldg. Auth. RB, Tennessee Cnty. Loan Pool, Ser. 2008, 0.16%, VRDN, (LOC: Bank of America Corp.)	3,780,000	3,780,000
Oklahoma Dev. Fin. Auth. RB, ConocoPhillips Proj., Ser. B, 0.24%, VRDN, (Gtd. by ConocoPhillips)	2,500,000	2,500,000
Port Arthur, TX Navigation Dist. Env. Facs. RB:
BASF Corp. Proj., Class A, 0.38%, VRDN, (Liq.: BASF Corp.)	15,000,000	15,000,000
Fina Oil & Chemical Co. Proj., Ser. B, 0.20%, VRDN, (Gtd. by Flint Resources)	8,700,000	8,700,000
Motiva Enterprises Proj., Ser. 2008, 0.34%, VRDN, (Gtd. by Motiva Enterprises, LLC)	12,000,000	12,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Port Arthur, TX Navigation Dist. Jefferson Cnty. Env. Facs. RRB, Motiva Enterprises Proj., Ser. A, 0.17%, VRDN, (Gtd. by Motiva Enterprises, LLC)	$34,900,000	$34,900,000
Valdez, AK Marine Terminal RRB, BP Pipelines Proj., Ser. 2003C, 0.11%, VRDN, (Gtd. by BP plc)	180,000	180,000
Washington Hsg. Fin. Commission RB, Seattle Art Museum Proj., Ser. 2005, 0.37%, VRDN, (LOC: Allied Irish Banks plc)	14,600,000	14,600,000
Westchester Cnty., NY Board of Coop. Edl. Svcs. Rev. Anticipation Notes, 1.50%, 06/30/2010	8,000,000	8,023,006

		658,306,418

PORT AUTHORITY 0.3%
Chicago, IL IDRB, Fed. Marine Proj., Ser. 1984, 0.25%, VRDN, (Insd. by FHLMC)	4,200,000	4,200,000
Cleveland-Cuyahoga Cnty., OH Port Auth. RB, Euclid Ave. Hsg. Corp. Proj., 0.18%, VRDN, (LOC: US Bank)	3,000,000	3,000,000
Port Tacoma, WA RB, ROC-RR-II-R 12056, 0.26%, VRDN, (Insd. by FSA & Liq.: CitiBank, NA)	9,900,000	9,900,000

		17,100,000

PUBLIC FACILITIES 0.2%
Breckinridge Cnty., KY Lease Program RB, Assn. Cntys. Leasing Trust, Ser. 1999, 0.19%, VRDN, (LOC: US Bank NA)	11,460,000	11,460,000
Stafford Cnty., VA EDRB, Ser. 2635, 0.25%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,665,000	1,665,000

		13,125,000

RESOURCE RECOVERY 2.0%
Harris Cnty., TX Indl. Dev. Corp. Solid Waste Disp. RB, Deer Park Proj., 0.17%, VRDN	78,500,000	78,500,000
Port Arthur, TX Environmental Facs. RRB, Motiva Enterprises, Ser. 2008-B, 0.17%, VRDN, (Gtd. by Motiva Enterprises, LLC)	26,800,000	26,800,000

		105,300,000

SOLID WASTE 2.4%
New York Environmental Facs. RB, Waste Mgmt., Inc. Proj., Ser. 2002-B, 0.20%, 03/04/2010, (Liq.: JPMorgan Chase & Co.)	2,070,000	2,070,000
Ohio Solid Waste RB, BP Exploration & Oil Proj., 0.13%, VRDN, (LOC: Bank of New York Mellon Corp.)	9,375,000	9,375,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj.:
0.39%, VRDN, (Gtd. by Flint Hills Resources)	11,000,000	11,000,000
Ser. 2002-A, 0.25%, VRDN, (Gtd. by Flint Hills Resources)	48,500,000	48,500,000
Ser. 2006, 0.39%, VRDN, (Gtd. by Flint Hills Resources)	10,500,000	10,500,000
Ser. 2007, 0.39%, VRDN, (Gtd. by Flint Hills Resources)	7,500,000	7,500,000
Ser. A, 0.39%, VRDN, (Gtd. by Flint Hills Resources)	9,000,000	9,000,000
Ser. B, 0.24%, VRDN, (Gtd. by Flint Hills Resources)	11,700,000	11,700,000
Wayne Cnty., GA Dev. Auth. Solid Waste Disposal RB, Rayonier Proj., 0.30%, VRDN, (LOC: Bank of America Corp.)	15,000,000	15,000,000

		124,645,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 3.7%
Bay County, FL Sales Tax RB, Solar Eclipse Proj., Ser. 2006-0103, 0.20%, VRDN, (LOC: U.S. Bancorp)	$2,980,000	$2,980,000
District of Columbia Ballpark RB, Ser. B, 0.20%, VRDN, (LOC: Bank of America Corp.)	6,750,000	6,750,000
Florida Dept. of Environmental Protection RB:
Florida Forever Proj., Ser. A, 2.00%, 07/01/2010	3,900,000	3,921,349
Ser. C, 2.00%, 07/01/2010	7,145,000	7,184,113
Louisiana Gas & Fuels RB, ROC RR-II-R 661, 0.21%, VRDN, (Insd. by FSA & Liq.: CitiBank, NA)	17,845,000	17,845,000
Miami-Dade Cnty., FL RB, Ser. DBE-538, 0.23%, VRDN, (SPA: Deutsche Bank AG)	2,225,000	2,225,000
New York Personal Income Tax RB, Urban Dev. Corp. Proj., Ser. 3470, 0.19%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,000,000	3,000,000
New York RB, Dorm. Auth. Personal Income Tax Ed. Proj., Ser. 3471, 0.19%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,525,000	4,525,000
New York, NY TFA RB, New York City Recovery Fiscal Year 2003 Proj., Ser. 3-C, 0.22%, VRDN, (SPA: Dexia SA)	11,690,000	11,690,000
Puerto Rico Sales Tax Fin. Corp. RB, PFOTER, Ser. 267, 0.49%, VRDN, (SPA: Dexia SA)	14,202,000	14,202,000
Puerto Rico Sales Tax Fin. Corp. RRB:
Ser. 3033, 0.30%, VRDN, (Liq.: Morgan Stanley)	23,330,000	23,330,000
Ser. 3036, 0.30%, VRDN, (Liq.: Morgan Stanley)	91,930,000	91,930,000
South Carolina Trans. Infrastructure RB, Ser. 1283, 0.28%, VRDN, (Insd. by AMBAC)	8,675,000	8,675,000

		198,257,462

TRANSPORTATION 1.6%
New Jersey TTFA RB:
Clipper Tax-Exempt Cert. Trust, Ser. A-2006, 0.20%, VRDN, (Gtd. by State Street Corp.) 144A	45,425,000	45,425,000
Ser. 038, 0.22%, VRDN, (Insd. by AMBAC & Liq.: & LOC: Wells Fargo & Co.) °°	250,000	250,000
New Jersey Turnpike Auth. RB, Dexia Credit Local Trust, Ser. 2008-057, 0.40%, VRDN, (Insd. by FSA & SPA: Dexia SA)	29,165,000	29,165,000
Puerto Rico Hwy. & Trans. Auth. RB, Ser. DCL-007, 0.35%, VRDN, (Insd. by FSA & SPA: Dexia SA)	5,400,000	5,400,000
Southeastern Pennsylvania Trans. Auth. RB, 0.17%, VRDN, (LOC: PNC Bank Corp.)	4,600,000	4,600,000

		84,840,000

UTILITY 2.2%
Brownsville, TX Util. Sys. RB, Ser. DBE-533, 0.23%, VRDN, (SPA: Deutsche Bank AG)	3,525,000	3,525,000
California PCRB, Pacific Gas & Elec. Proj., Ser. 97-B, 0.14%, VRDN, (LOC: JPMorgan Chase & Co.)	850,000	850,000
Colorado Springs, CO Util. Sys. RB, ROC RR-II-R 457, 0.20%, VRDN, (LOC: CitiBank, NA)	7,465,000	7,465,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Lancaster, OH Port Auth. Gas RB, Ser. 2008, 0.19%, VRDN, (SPA: Royal Bank of Canada)	$12,230,000	$12,230,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 0.45%, VRDN, (Insd. by FGIC & SPA: Dexia SA)	7,355,000	7,355,000
Mesa, AZ Util. Sys. RB, ROC RR-II-R 11032, 0.23%, VRDN, (Insd. by FSA & LOC: CitiBank, NA)	15,600,000	15,600,000
Municipal Energy Acquisition Corp. RB, PFOTER, Tennessee Gas Proj., Ser. 1578, 0.20%, VRDN, (Liq.: JPMorgan Chase & Co.)	46,130,000	46,130,000
Southeast Alabama Gas Dist. RB, Alabama Supply Proj., Ser. 2007-A, 0.15%, VRDN, (SPA: Societe Generale SA)	14,127,000	14,127,000
Wisconsin Pub. Power RB, PUTTER, Ser. 1232, 0.28%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	9,015,000	9,015,000

		116,297,000

WATER & SEWER 3.9%
Atlanta, GA Water & Wastewater RB, Ser. 2008-05, 0.35%, VRDN, (Insd. by FSA & SPA: Dexia SA)	25,325,000	25,325,000
Baltimore, MD MSTR RB, Ser. 152, 0.24%, VRDN, (SPA: Societe Generale)	10,000,000	10,000,000
Buffalo, NY Muni. Water Fin. Auth. RB, 0.17%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,925,000	2,925,000
Chicago, IL Water RB:
Eclipse Funding Trust, Ser. 2006-0106, 0.20%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.) 144A	33,990,000	33,990,000
Subser. 04, 0.20%, VRDN, (Liq.: State Street Corp.)	3,205,000	3,205,000
Clay Cnty., FL RB, Drivers Trust, Ser. 3439, 0.40%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	3,700,000	3,700,000
Clipper Tax-Exempt Cert. Trust COP RB, Ser. 2007-23, 0.25%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	16,460,000	16,460,000
Indianapolis, IN Pub. Impt. RB, Waterworks Proj., ROC RR-II-R 11779, 0.23%, VRDN, (Liq.: CitiBank, NA)	24,825,000	24,825,000
Kentucky Rural Water Fin. Corp. RB:
Ser. B-1, 2.00%, 01/01/2011, (Gtd. by Kentucky Rural Water Fin. Corp.)	15,000,000	15,000,000
Ser. D, 1.25%, 02/01/2011	6,035,000	6,062,613
King Cnty., WA Sewer RB, Ser. 3090, 0.20%, VRDN, (Insd. by FSA & Liq.: Morgan Stanley)	16,690,000	16,690,000
Minnesota Rural Water. Fin. Auth. RB, Ser. 2009, 2.25%, 01/01/2011, (Liq.: Morgan Keegan & Co., Inc.)	6,800,000	6,814,094
New York, NY Muni. Water & Sewer Fin. Auth. RRB, Fiscal Year 2002, Ser. 3092, 0.19%, VRDN, (LOC: JPMorgan Chase & Co.)	7,655,000	7,655,000
New York, NY RB, Drivers Trust:
Ser. 3465, 0.19%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,995,000	5,995,000
Ser. 3477, 0.19%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,000,000	4,000,000
Ser. 3482, 0.19%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,250,000	7,250,000
North Dakota Rural Water Fin. Corp. RB, Pub. Proj. Construction Notes, Ser. A-3, 1.50%, 10/01/2010, (LOC: Regions Bank)	12,500,000	12,543,618

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Sevier Cnty., TN Pub. Bldg. Auth. RB, Pub. Impt. Proj., Ser. B-1, 0.19%, VRDN, (LOC: Branch Bank & Trust Co.)	$5,000,000	$5,000,000

		207,440,325

Total Municipal Obligations (cost $5,168,495,297)		5,168,495,297

MUTUAL FUND SHARES 0.0%
Federated Municipal Obligations Fund, Class I, 0.07% q (cost $500,000)	500,000	500,000

Total Investments (cost $5,286,103,297) 99.9%		5,286,103,297
Other Assets and Liabilities 0.1%		4,534,364

Net Assets 100.0%		$5,290,637,661

°°	Credit enhancement is provided by a non-controlled affiliate.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 2010.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Note
BHAC	Berkshire Hathaway Assurance Corporation
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corporation
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TFA	Transitional Finance Authority
TRAN	Tax Revenue Anticipation Note
TTFA	Transportation Trust Fund Authority

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2010

The following table shows the percent of total investments by geographic location as of February 28, 2010:

Texas	11.5%
New York	8.8%
California	7.3%
Illinois	6.7%
Florida	5.1%
Delaware	5.0%
Wisconsin	4.0%
Michigan	3.8%
Ohio	3.3%
Indiana	3.1%
Puerto Rico	2.7%
New Hampshire	2.2%
Minnesota	1.9%
Georgia	1.8%
Arizona	1.6%
Tennessee	1.6%
District of Columbia	1.6%
Kentucky	1.6%
New Jersey	1.5%
Virginia	1.4%
Pennsylvania	1.3%
Maryland	1.3%
Louisiana	1.2%
North Carolina	1.2%
Massachusetts	1.1%
Washington	1.0%
Oregon	1.0%
Wyoming	0.9%
New Mexico	0.7%
Mississippi	0.6%
Alabama	0.6%
South Carolina	0.5%
Nevada	0.5%
South Dakota	0.5%
Iowa	0.5%
Hawaii	0.5%
Missouri	0.4%
Colorado	0.4%
Connecticut	0.4%
Rhode Island	0.3%
North Dakota	0.3%
Kansas	0.3%
Alaska	0.3%
Nebraska	0.1%
Idaho	0.1%
Non-state specific	7.5%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of February 28, 2010 (unaudited):

Tier 1	100%

The following table shows the percent of total investments based on effective maturity as of February 28, 2010 (unaudited):

1 day	0.2%
2-7 days	88.3%
8-60 days	3.3%
61-120 days	0.6%
121-240 days	5.4%
241+ days	2.2%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2010

Assets
Investments in unaffiliated issuers at amortized cost	$5,286,103,297
Cash	726,455
Receivable for securities sold	12,243,479
Interest receivable	5,971,900
Receivable from investment advisor	13,546
Prepaid expenses and other assets	217,276

Total assets	5,305,275,953

Liabilities
Dividends payable	275,667
Payable for securities purchased	12,905,000
Payable for Fund shares redeemed	966,677
Due to related parties	28,663
Accrued expenses and other liabilities	462,285

Total liabilities	14,638,292

Net assets	$5,290,637,661

Net assets represented by
Paid-in capital	$5,291,291,551
Undistributed net investment income	83,355
Accumulated net realized losses on investments	(737,245)

Total net assets	$5,290,637,661

Net assets consists of
Class I	$4,580,024,237
Class AD	94,007,318
Class IN	49,050,738
Class IS	564,324,584
Class P	3,230,784

Total net assets	$5,290,637,661

Shares outstanding (unlimited number of shares authorized)
Class I	4,580,657,031
Class AD	94,041,046
Class IN	49,063,402
Class IS	564,293,898
Class P	3,233,166

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended February 28, 2010

Investment income
Interest	$45,637,913
Dividends	124,682
Income from affiliated issuers	20,938

Total investment income	45,783,533

Expenses
Advisory fee	7,981,369
Distribution Plan expenses
Class AD	47,629
Class IN	81,145
Class IS	1,856,190
Class P	19,937
Administrative services fee	4,353,474
Transfer agent fees	111,102
Trustees’ fees and expenses	160,195
Printing and postage expenses	52,141
Custodian and accounting fees	1,766,724
Registration and filing fees	173,980
Professional fees	230,656
Temporary guarantee program fees	1,528,596
Other	202,382

Total expenses	18,565,520
Less: Expense reductions	(1,525)
Expense reimbursements	(325,054)

Net expenses	18,238,941

Net investment income	27,544,592

Net realized losses on securities in unaffiliated issuers	(85,931)

Net increase in net assets resulting from operations	$27,458,661

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2010		2009

Operations
Net investment income		$27,544,592		$148,754,084
Net realized gains or losses on investments		(85,931)		311,798

Net increase in net assets resulting from operations		27,458,661		149,065,882

Distributions to shareholders from
Net investment income
Class I		(25,937,001)		(130,554,353)
Class AD		(294,413)		(1,473,771)
Class IN		(304,029)		(3,096,396)
Class IS		(1,620,590)		(15,858,774)
Class P		(4,927)		(269,358)

Total distributions to shareholders		(28,160,960)		(151,252,652)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	19,482,234,635	19,482,234,635	26,965,140,434	26,965,140,434
Class AD	98,495,474	98,495,474	97,497,968	97,497,968
Class IN	69,073,873	69,073,873	175,085,326	175,085,326
Class IS	1,220,251,014	1,220,251,014	1,736,795,016	1,736,795,016
Class P	4,948,764	4,948,764	11,107,126	11,107,126

		20,875,003,760		28,985,625,870

Net asset value of shares issued in reinvestment of distributions
Class I	9,042,311	9,042,311	47,977,970	47,977,970
Class AD	292,526	292,526	1,312,069	1,312,069
Class IN	285,855	285,855	2,922,001	2,922,001
Class IS	1,053,004	1,053,004	10,157,768	10,157,768
Class P	4,885	4,885	264,405	264,405

		10,678,581		62,634,213

Payment for shares redeemed
Class I	(21,065,008,317)	(21,065,008,317)	(26,528,452,457)	(26,528,452,457)
Class AD	(59,339,124)	(59,339,124)	(119,609,703)	(119,609,703)
Class IN	(106,575,718)	(106,575,718)	(294,177,214)	(294,177,214)
Class IS	(1,487,700,828)	(1,487,700,828)	(1,647,943,909)	(1,647,943,909)
Class P	(5,073,817)	(5,073,817)	(30,251,628)	(30,251,628)

		(22,723,697,804)		(28,620,434,911)

Net increase (decrease) in net assets resulting from capital share transactions		(1,838,015,463)		427,825,172

Total increase (decrease) in net assets		(1,838,717,762)		425,638,402
Net assets
Beginning of period		7,129,355,423		6,703,717,021

End of period		$5,290,637,661		$7,129,355,423

Undistributed net investment income		$83,355		$616,973

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional Municipal Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status. Dividend income is recorded on the ex-dividend date.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended February 28, 2010, the following amounts were reclassified:

Undistributed net investment income	$82,750
Accumulated net realized losses on investments	(82,750)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase.

NOTES TO FINANCIAL STATEMENTS continued

For the year ended February 28, 2010, the advisory fee was equivalent to an annual rate of 0.11% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended February 28, 2010, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class AD, Class IN, Class IS and Class P shares in the amounts of $458, $1,835, $315,302 and $7,459, respectively.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended February 28, 2010, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of class of shares. However, currently the distribution fees are limited to 0.05%, 0.10%, 0.25% and 0.50% of the average daily net assets attributable to Class AD, Class IN, Class IS and Class P, respectively.

5. INVESTMENT TRANSACTIONS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

NOTES TO FINANCIAL STATEMENTS continued

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2010, all of the Fund’s investments in securities carried at fair value were designated as Level 2 inputs. Further details on the major security types can be found in the Schedule of Investments.

On February 28, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2010, the Fund incurred and will elect to defer post-October losses of $737,245.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2010, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed		Temporary
Exempt-Interest	Post-October	Book/Tax
Income	Losses	Differences

$595,279	$737,245	$(511,924)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended February 28,

	2010	2009

Ordinary Income	$55,563	$3,146,363
Exempt-Interest Income	28,022,647	147,491,281
Long-term Capital Gain	82,750	615,008

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the year ended February 28, 2010, the Fund had no borrowings under this agreement.

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

During the year ended January 31, 2010, the Fund participated in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”) which expired on September 18, 2009. The Program guaranteed the net asset value of certain shares of money market funds as of September 19, 2008. The Program applied only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share fell below $0.995 on any day while the Program was in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 were eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program was the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and

NOTES TO FINANCIAL STATEMENTS continued

0.023% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. During the year ended February 28, 2010, the Fund paid a fee in the amount of $1,528,596 to participate in the Program, which represents 0.02% of its average daily net assets. The fees were amortized over the length of the participation in the Program.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

NOTES TO FINANCIAL STATEMENTS continued

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

14. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Municipal Cash Management Money Market Fund, which will be a series of Wells Fargo Funds Trust, created in order to receive the assets of the Fund upon completion of the reorganization will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Municipal Cash Management Money Market Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Municipal Money Market Fund, a series of the Evergreen Select Money Market Trust, as of February 28, 2010 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2010 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Municipal Money Market Fund as of February 28, 2010, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 23, 2010

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $82,750 for the fiscal year ended February 28, 2010.

For the fiscal year ended February 28, 2010, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.51%. The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2011.

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Institutional Municipal Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the information that EIMC and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the

ADDITIONAL INFORMATION (unaudited) continued

larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the

ADDITIONAL INFORMATION (unaudited) continued

Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-year period ended December 31, 2008, the Fund’s Class I shares (one of the Fund’s oldest share classes) had outperformed the Fund’s benchmark index, the BofA Merrill Lynch Three-Month U.S. Treasury Bill Index, and had performed in the first quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that, for the three-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class I shares had underperformed the Fund’s benchmark index, and had performed in the first quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that the Fund’s benchmark index includes obligations the interest from which is subject to federal income tax.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was slightly higher than the average and at the median of the management fees paid by the mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business and other risks to sponsors of money market funds evidenced in recent periods. The Trustees also noted generally the apparent willingness of Evergreen and its affiliates to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past two years to do so (although not specifically in respect of the Fund).

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its

ADDITIONAL INFORMATION (unaudited) continued

affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

121277 565577 rv7 04/2010

Evergreen Institutional Treasury Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

April 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Institutional Treasury Money Market Fund for the twelve month period ended February 28, 2010 (the “period”).

At the beginning of the period in March 2009, the credit markets were at the early stages of a recovery in the wake of the credit crisis from late 2008. The positive effects from government intervention programs began to appear in the spring of 2009 as the credit system started to build a steadier foundation and investors increasingly returned to both the credit markets and the equity markets. The trend over the period was one of steady improvement in investor confidence and in credit market conditions. Overall, the period finished with indications of stronger investor sentiment than when it began.

Short-term credit markets slowly regained their footing in early 2009 after several months of uncertainty following the credit crisis of late 2008. Although government intervention programs to aid the short-term credit markets had been in effect for several months following the crisis, the trend toward fully functioning markets only began to emerge in March of 2009. Many investors had remained skeptical of certain financial institutions for several months. That all finally started to change after the government’s stress tests of banks in early 2009 attested to the strength of financial institutions. That signal to the markets, coupled with the ongoing support from government programs, bolstered confidence in the credit system. Thus, 2009 became a year of strengthening confidence in credit. Investors incrementally began to follow the government’s lead by re-engaging in the credit system on the belief that in the worst case scenario the government would step in and buy whatever the investor was too afraid to own through various government programs. As the months went by this government-inspired investor confidence began to stand on its own two feet. Investors increasingly traded with each other once again and relied less and less on selling to the government as the buyer and lender of last resort.

Compared with turmoil from the financial crisis, the past twelve months were a period of improvement and relative calm. The tone of the markets improved with each passing month as efforts by central banks took hold and the general level of credit quality improved. Several government programs were implemented in late 2008 and had positive effect during 2009. For money market eligible securities, the most influential programs were the Asset-Backed Commercial Paper Money Market Fund Liquidity Facility (“AMLF”), the Commercial Paper Funding Facility (“CPFF”), and the

1

LETTER TO SHAREHOLDERS continued

Temporary Liquidity Guarantee Program (“TLGP”). All of these facilities were aimed at reconstructing a market for short-term credit securities. Because investors were largely unwilling to lend and invest money in an environment of unusually high risk, the government was compelled to step in to fill the void. This resulted in a market made by government intervention which served investors well and produced a foundation for investors to trade on. As 2009 progressed, the need for such programs lessened as markets increasingly functioned on their own merits without explicit government support. Thus, the government reassessed its intervention and scheduled the retirement of several programs for the end of October 2009. Credit markets showed little concern for the end of the programs which, in our view, was an indication of how far credit markets had improved over the previous six months. Many of the Federal Reserve programs aimed at supporting liquidity in the money markets, such as the AMLF, CPFF, Primary Dealer Credit Facility (“PDCP”) and Term Securities Lending Facility (“TSLF”), expired on February 1, 2010, with little fanfare and to no noticeable effect.

On January 27, 2010, the Securities and Exchange Commission (the “SEC”) approved amendments to Rule 2a-7, the section of the Investment Company Act that governs money market funds. The SEC had proposed certain amendments in June 2009, asking for public comment. After having received over 150 comments from the public, the final amendments largely mirrored the initial proposals released last June. These changes shortened the maximum weighted-average maturity of money market funds, restricted the use of “second tier” and illiquid securities, required funds to periodically stress test their funds, and set standards for the percentage of a fund’s assets that must be invested in highly liquid securities. These changes were well known by the money market fund industry; and we believe a transition to the new requirements should proceed smoothly. In our opinion, our funds are well positioned to accommodate the terms of the new regulations.

During a period characterized by volatility both in the bond and equity markets, the management teams of Evergreen’s money market funds held to their discipline, attempting to seek competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

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FUND AT A GLANCE

as of February 28, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

David D. Sylvester†

†	Effective January 19, 2010, Mr. Sylvester became portfolio manager of the fund.

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/20/1996

						Lipper	BofA
						Institutional	Merrill
				Institutional		U.S. Treasury	Lynch
	Institutional	Administrative	Investor	Service	Participant	Money	3-Month
	Shares	Shares	Shares	Shares	Shares	Markets	U.S. Treasury
	(Class I)	(Class AD)	(Class IN)	(Class IS)	(Class P)	Median	Bill Index†

Class inception date	11/20/1996	5/1/2001	5/1/2001	11/27/1996	5/1/2001

Nasdaq symbol	EIMXX	EDTXX	ENTXX	EITXX	ESTXX

Average annual return

1-year	0.09%	0.07%	0.06%	0.02%	0.01%	0.02%	0.20%

5-year	2.75%	2.71%	2.66%	2.54%	2.36%	2.59%	2.96%

10-year	2.69%	2.65%	2.60%	2.45%	2.30%	2.49%	2.90%

7-day annualized yield	0.01%	0.01%	0.01%	0.01%	0.01%	N/A	N/A

30-day annualized yield	0.01%	0.01%	0.01%	0.01%	0.01%	N/A	N/A

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 28, 2010, there were 181 funds in the Lipper Institutional U.S. Treasury Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN and P prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fees for Classes AD, IN, IS, and P. Had the fees and expenses not been waived or reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

†	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	9/1/2009	2/28/2010	During Period*

Actual
Class I	$1,000.00	$1,000.06	$0.64
Class AD	$1,000.00	$1,000.05	$0.64
Class IN	$1,000.00	$1,000.05	$0.64
Class IS	$1,000.00	$1,000.05	$0.60
Class P	$1,000.00	$1,000.05	$0.64
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.15	$0.65
Class AD	$1,000.00	$1,024.15	$0.65
Class IN	$1,000.00	$1,024.15	$0.65
Class IS	$1,000.00	$1,024.20	$0.60
Class P	$1,000.00	$1,024.15	$0.65

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.13% for Class I, 0.13% for Class AD, 0.13% for Class IN, 0.12% for Class IS and 0.13% for Class P), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2010	2009	2008[1]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [2]	0.01	0.04	0.05	0.03

Distributions to shareholders from
Net investment income	0 [2]	(0.01)	(0.04)	(0.05)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.09%	1.15%	4.45%	4.89%	3.25%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,315,810	$6,401,493	$4,734,986	$1,153,229	$1,845,698
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.17%	0.22%	0.21%	0.22%	0.20%
Expenses excluding waivers/reimbursements and expense reductions	0.23%	0.22%	0.21%	0.22%	0.20%
Net investment income	0.10%	1.09%	4.02%	4.73%	3.19%

1	Year ended February 29
2	Amount represents less than $0.005 per share.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS AD	2010	2009	2008[1]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [2,3]	0.01 [2]	0.04 [2]	0.05	0.03

Distributions to shareholders from
Net investment income	0 [3]	(0.01)	(0.04)	(0.05)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.07%	1.10%	4.40%	4.84%	3.20%

Ratios and supplemental data
Net assets, end of period (thousands)	$240	$557	$6,260	$421	$28,992
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.24%	0.27%	0.26%	0.26%	0.25%
Expenses excluding waivers/reimbursements and expense reductions	0.30%	0.27%	0.26%	0.26%	0.25%
Net investment income	0.22%	0.77%	4.05%	4.36%	3.13%

1	Year ended February 29
2	Per share amounts are based on average shares outstanding during the period.
3	Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IN	2010	2009	2008[1]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [2]	0.01	0.04	0.05	0.03

Distributions to shareholders from
Net investment income	0 [2]	(0.01)	(0.04)	(0.05)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.06%	1.05%	4.35%	4.79%	3.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$74,113	$108,493	$297,201	$259,223	$255,406
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.20%	0.31%	0.31%	0.32%	0.30%
Expenses excluding waivers/reimbursements and expense reductions	0.33%	0.31%	0.31%	0.32%	0.30%
Net investment income	0.06%	1.24%	4.16%	4.68%	3.13%

1	Year ended February 29
2	Amount represents less than $0.005 per share.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2010	2009	2008[1]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [2]	0.01	0.04	0.05	0.03

Distributions to shareholders from
Net investment income	0 [2]	(0.01)	(0.04)	(0.05)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.02%	0.92%	4.19%	4.63%	3.00%

Ratios and supplemental data
Net assets, end of period (thousands)	$845,849	$1,272,128	$1,126,996	$1,551,549	$2,906,339
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.24%	0.46%	0.46%	0.47%	0.45%
Expenses excluding waivers/reimbursements and expense reductions	0.48%	0.47%	0.46%	0.47%	0.45%
Net investment income	0.02%	0.76%	4.13%	4.43%	2.99%

1	Year ended February 29
2	Amount represents less than $0.005 per share.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS P	2010	2009	2008[1]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [2]	0.01	0.04	0.04	0.03

Distributions to shareholders from
Net investment income	0 [2]	(0.01)	(0.04)	(0.04)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.01%	0.81%	3.93%	4.37%	2.74%

Ratios and supplemental data
Net assets, end of period (thousands)	$78,515	$91,165	$82,287	$56,577	$105,474
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.27%	0.63%	0.71%	0.72%	0.70%
Expenses excluding waivers/reimbursements and expense reductions	0.73%	0.71%	0.71%	0.72%	0.70%
Net investment income	0.01%	0.66%	3.85%	4.20%	2.56%

1	Year ended February 29
2	Amount represents less than $0.005 per share.

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

February 28, 2010

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 22.0%
U.S. Treasury Bills:
0.05%, 03/11/2010 ß	$100,000,000	$99,998,514
0.07%, 03/04/2010 ß	200,000,000	199,998,875
0.11%, 04/01/2010-05/27/2010 ß	377,500,000	377,456,012
0.17%, 06/17/2010-06/24/2010 ß	164,000,000	163,913,253
0.20%, 08/26/2010 ß	25,000,000	24,975,896
0.45%, 06/17/2010 ß	105,000,000	104,861,400
0.48%, 04/01/2010 ß	200,000,000	199,919,357

Total U.S. Treasury Obligations (cost $1,171,123,307)		1,171,123,307

REPURCHASE AGREEMENTS ^^ 77.5%
Barclays Capital, Inc., 0.10%, dated 02/26/2010, maturing 03/01/2010, maturity value $434,573,621 (1)	434,570,000	434,570,000
BNP Paribas, 0.10%, dated 02/26/2010, maturing 03/01/2010, maturity value $586,004,883 (2)	586,000,000	586,000,000
Credit Suisse First Boston Corp., 0.10% dated 02/26/2010, maturing 03/01/2010, maturity value $195,001,625 (3)	195,000,000	195,000,000
Deutsche Bank AG, 0.10%, dated 02/26/2010, maturing 03/01/2010, maturity value $654,105,451 (4)	654,100,000	654,100,000
HSBC Holdings plc, 0.10%, dated 02/26/2010, maturing 03/01/2010, maturity value $586,004,883 (5)	586,000,000	586,000,000
JPMorgan Chase & Co., 0.10%, dated 02/26/2010, maturing 03/01/2010, maturity value $392,003,267 (6)	392,000,000	392,000,000
Morgan Stanley, 0.10%, dated 02/26/2010, maturing 03/01/2010, maturity value $488,004,067 (7)	488,000,000	488,000,000
RBS Securities, Inc., 0.10%, dated 02/26/2010, maturing 03/01/2010, maturity value $586,004,883 (8)	586,000,000	586,000,000
UBS AG, 0.10%, dated 02/26/2010, maturing 03/01/2010, maturity value $195,001,625 (9)	195,000,000	195,000,000

Total Repurchase Agreements (cost $4,116,670,000)		4,116,670,000

Total Investments (cost $5,287,793,307) 99.5%		5,287,793,307
Other Assets and Liabilities 0.5%		26,732,791

Net Assets 100.0%		$5,314,526,098

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2010

ß	Zero coupon security. Rate represents the yield to maturity.
^^	Collateralized by:
(1)	U.S. government securities, 0.00% to 4.25%, 6/3/2010 to 5/15/2039, market value including accrued interest is $443,261,441.
(2)	U.S. government securities, 2.625% to 4.375%, 12/15/2010 to 6/30/2014, market value including accrued interest is $597,720,014.
(3)	U.S. government securities, 1.375% to 2.625%, 10/31/2010 to 4/30/2016, market value including accrued interest is $198,900,861.
(4)	U.S. government securities, 0.00% to 3.13%, 2/10/2011 to 5/15/2019, market value including accrued interest is $667,182,035.
(5)	U.S. government securities, 0.00% to 8.125%, 5/15/2010 to 2/15/2040, market value including accrued interest is $597,720,800.
(6)	U.S. government securities, 0.875% to 3.625%, 4/30/2011 to 4/15/2028, market value including accrued interest is $399,843,039.
(7)	U.S. government securities, 0.875% to 5.125%, 2/28/2011 to 6/30/2011, market value including accrued interest is $497,760,105.
(8)	U.S. government securities, 1.75% to 3.875%, 1/15/2025 to 2/15/2040, market value including accrued interest is $597,720,953.
(9)	U.S. government securities, 0.00%, 7/22/2010 to 8/26/2010, market value is $198,901,878.

The following table shows the percent of total investments by credit quality as of February 28, 2010 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of February 28, 2010 (unaudited):

2-7 days	81.6%
8-60 days	11.8%
61-120 days	6.1%
121-240 days	0.5%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2010

Assets
Investments in unaffiliated issuers	$1,171,123,307
Investments in repurchase agreements	4,116,670,000

Total investments at amortized cost	5,287,793,307
Cash	25,090,112
Interest receivable	284,305
Receivable from investment advisor	1,589,169
Prepaid expenses and other assets	217,696

Total assets	5,314,974,589

Liabilities
Dividends payable	35,787
Due to related parties	53,574
Trustees’ fees and expenses payable	190,165
Custodian and accounting fees payable	93,877
Professional fees payable	44,989
Accrued expenses and other liabilities	30,099

Total liabilities	448,491

Net assets	$5,314,526,098

Net assets represented by
Paid-in capital	$5,316,218,339
Overdistributed net investment income	(204,327)
Accumulated net realized losses on investments	(1,487,914)

Total net assets	$5,314,526,098

Net assets consists of
Class I	$4,315,809,573
Class AD	239,753
Class IN	74,113,029
Class IS	845,848,549
Class P	78,515,194

Total net assets	$5,314,526,098

Shares outstanding (unlimited number of shares authorized)
Class I	4,317,075,674
Class AD	239,353
Class IN	74,178,968
Class IS	846,406,531
Class P	78,522,580

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended February 28, 2010

Investment income
Interest	$17,818,399

Expenses
Advisory fee	7,059,110
Distribution Plan expenses
Class AD	1,036
Class IN	95,210
Class IS	2,639,554
Class P	258,902
Administrative services fee	3,936,288
Transfer agent fees	348,601
Trustees’ fees and expenses	337,526
Printing and postage expenses	36,314
Custodian and accounting fees	1,725,851
Registration and filing fees	166,483
Professional fees	260,280
Temporary guarantee program fees	635,631
Other	275,750

Total expenses	17,776,536
Less: Expense reductions	(1,416)
Fee waivers and expense reimbursements	(5,867,074)

Net expenses	11,908,046

Net investment income	5,910,353

Net increase in net assets resulting from operations	$5,910,353

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2010		2009

Operations
Net investment income		$5,910,353		$84,675,618
Net realized gains on investments		0		72,765

Net increase in net assets resulting from operations		5,910,353		84,748,383

Distributions to shareholders from
Net investment income
Class I		(5,600,046)		(72,218,671)
Class AD		(4,561)		(66,178)
Class IN		(55,220)		(3,103,711)
Class IS		(242,804)		(10,054,574)
Class P		(7,722)		(519,518)

Total distributions to shareholders		(5,910,353)		(85,962,652)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	23,375,840,891	23,375,840,891	32,536,351,833	32,536,351,833
Class AD	20,000,098	20,000,098	123,548,739	123,548,739
Class IN	147,380,500	147,380,500	651,080,789	651,080,789
Class IS	2,169,287,656	2,169,287,656	5,390,223,548	5,390,223,548
Class P	117,704,387	117,704,387	122,268,087	122,268,087

		25,830,213,532		38,823,472,996

Net asset value of shares issued in reinvestment of distributions
Class I	1,289,037	1,289,037	13,054,332	13,054,332
Class AD	3,553	3,553	63,856	63,856
Class IN	16,771	16,771	768,021	768,021
Class IS	33,303	33,303	3,946,025	3,946,025
Class P	6,640	6,640	445,406	445,406

		1,349,304		18,277,640

Payment for shares redeemed
Class I	(25,462,746,992)	(25,462,746,992)	(30,882,106,588)	(30,882,106,588)
Class AD	(20,322,313)	(20,322,313)	(129,314,667)	(129,314,667)
Class IN	(181,777,629)	(181,777,629)	(840,510,573)	(840,510,573)
Class IS	(2,595,599,945)	(2,595,599,945)	(5,248,728,602)	(5,248,728,602)
Class P	(130,425,997)	(130,425,997)	(113,769,545)	(113,769,545)

		(28,390,872,876)		(37,214,429,975)

Net increase (decrease) in net assets resulting from capital share transactions		(2,559,310,040)		1,627,320,661

Total increase (decrease) in net assets		(2,559,310,040)		1,626,106,392
Net assets
Beginning of period		7,873,836,138		6,247,729,746

End of period		$5,314,526,098		$7,873,836,138

Overdistributed net investment income		$(204,327)		$(407,388)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

17

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended February 28, 2010, the following amounts were reclassified:

Paid-in capital	$(203,061)
Overdistributed net investment income	203,061

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase. For the year ended February 28, 2010, the advisory fee was equivalent to an annual rate of 0.11% of the Fund’s average daily net assets.

18

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended February 28, 2010, EIMC voluntarily waived its advisory fee in the amount of $3,747,685 and reimbursed Distribution Plan expenses (see Note 4) relating to Class AD, Class IN, Class IS, and Class P shares in the amounts of $83, $63,789, $1,848,922 and $206,595, respectively.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended February 28, 2010, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of class of shares. However, currently the distribution fees are limited to 0.05%, 0.10%, 0.25% and 0.50% of the average daily net assets attributable to Class AD, Class IN, Class IS and Class P, respectively.

5. INVESTMENT TRANSACTIONS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

NOTES TO FINANCIAL STATEMENTS continued

At February 28, 2010, all the Fund’s investments in securities carried at fair value were designated as Level 2 inputs. Futher details on the major security types can be found in the Schedule of Investments.

On February 28, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2010, the Fund had $1,487,914 in capital loss carryovers for federal income tax purposes expiring in 2014.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2010, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2010, the components of distributable earnings on a tax basis were as follows:

Capital Loss	Temporary Book/
Carryovers	Tax Differences

$1,487,914	$(204,327)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions were $5,910,353 and $85,962,652 of ordinary income for the years ended February 28, 2010 and February 28, 2009, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

20

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009. the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009. the annual commitment fee was 0.09%. During the year ended February 28, 2010, the Fund had no borrowings under this agreement.

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

During the year ended January 31, 2010, the Fund participated in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”) which expired on September 18, 2009. The Program guaranteed the net asset value of certain shares of money market funds as of September 19, 2008. The Program applied only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share fell below $0.995 on any day while the Program was in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 were eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program was the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee was triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The Fund did not participate in the Program after April 30, 2009. During the year ended February 28, 2010, the Fund paid a fee in the amount of $635,631 to participate in the Program, which represents 0.01% of its average daily net assets. The fees were amortized over the length of the participation in the Program.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the

21

NOTES TO FINANCIAL STATEMENTS continued

following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except

22

NOTES TO FINANCIAL STATEMENTS continued

for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

14. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Treasury Plus Money Market Fund, a series of Wells Fargo Funds Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Treasury Plus Money Market Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Treasury Money Market Fund, a series of the Evergreen Select Money Market Trust, as of February 28, 2010 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2010 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Treasury Money Market Fund as of February 28, 2010, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 28, 2010

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 871 of the Internal Revenue Code, $5,910,353 has been designated as Qualified Interest Income for purposes of exempting withholding of tax on distributions to nonresident alien shareholders.

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ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Institutional Treasury Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the

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ADDITIONAL INFORMATION (unaudited) continued

information that EIMC and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

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ADDITIONAL INFORMATION (unaudited) continued

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with

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ADDITIONAL INFORMATION (unaudited) continued

those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

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ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class I shares (one of the Fund’s oldest share classes) had underperformed the Fund’s benchmark index, the BofA Merrill Lynch Three-Month U.S. Treasury Bill Index, and had performed in the first quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that for the three-year period ended December 31, 2008, the Fund’s Class I shares had underperformed the Fund’s benchmark index, and had performed in the second quintile of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

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ADDITIONAL INFORMATION (unaudited) continued

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was slightly higher than the average and at the median of the management fees paid by the mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business and other risks to sponsors of money market funds evidenced in recent periods. The Trustees also noted generally the apparent willingness of Evergreen and its affiliates to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past two years to do so (although not specifically in respect of the Fund).

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

31

TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

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TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

121278 540713 rv7 04/2010

Evergreen Institutional U.S. Government Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

April 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Institutional U.S. Government Money Market Fund for the twelve-month period ended February 28, 2010 (the “period”).

At the beginning of the period in March 2009, the credit markets were at the early stages of a recovery in the wake of the credit crisis from late 2008. The positive effects from government intervention programs began to appear in the spring of 2009 as the credit system started to build a steadier foundation and investors increasingly returned to both the credit markets and the equity markets. The trend over the period was one of steady improvement in investor confidence and in credit market conditions. Overall, the period finished with indications of stronger investor sentiment than when it began.

Short-term credit markets slowly regained their footing in early 2009 after several months of uncertainty following the credit crisis of late 2008. Although government intervention programs to aid the short-term credit markets had been in effect for several months following the crisis, the trend toward fully functioning markets only began to emerge in March of 2009. Many investors had remained skeptical of certain financial institutions for several months. That all finally started to change after the government’s stress tests of banks in early 2009 attested to the strength of financial institutions. That signal to the markets, coupled with the ongoing support from government programs, bolstered confidence in the credit system. Thus, 2009 became a year of strengthening confidence in credit. Investors incrementally began to follow the government’s lead by re-engaging in the credit system on the belief that in the worst case scenario the government would step in and buy whatever the investor was too afraid to own through various government programs. As the months went by this government-inspired investor confidence began to stand on its own two feet. Investors increasingly traded with each other once again and relied less and less on selling to the government as the buyer and lender of last resort.

Compared with turmoil from the financial crisis, the past twelve months were a period of improvement and relative calm. The tone of the markets improved with each passing month as efforts by central banks took hold and the general level of credit quality improved. Several government programs were implemented in late 2008 and had positive effect during 2009. For money market eligible securities, the most influential programs were the Asset-Backed Commercial Paper Money Market Fund Liquidity

1

LETTER TO SHAREHOLDERS continued

Facility (“AMLF”), the Commercial Paper Funding Facility (“CPFF”), and the Temporary Liquidity Guarantee Program (“TLGP”). All of these facilities were aimed at reconstructing a market for short-term credit securities. Because investors were largely unwilling to lend and invest money in an environment of unusually high risk, the government was compelled to step in to fill the void. This resulted in a market made by government intervention which served investors well and produced a foundation for investors to trade on. As 2009 progressed, the need for such programs lessened as markets increasingly functioned on their own merits without explicit government support. Thus, the government reassessed its intervention and scheduled the retirement of several programs for the end of October 2009. Credit markets showed little concern for the end of the programs which, in our view, was an indication of how far credit markets had improved over the previous six months. Many of the Federal Reserve programs aimed at supporting liquidity in the money markets, such as the AMLF, CPFF, Primary Dealer Credit Facility (“PDCP”) and Term Securities Lending Facility (“TSLF”), expired on February 1, 2010, with little fanfare and to no noticeable effect.

On January 27, 2010, the Securities and Exchange Commission (the “SEC”) approved amendments to Rule 2a-7, the section of the Investment Company Act that governs money market funds. The SEC had proposed certain amendments in June 2009, asking for public comment. After having received over 150 comments from the public, the final amendments largely mirrored the initial proposals released last June. These changes shortened the maximum weighted-average maturity of money market funds, restricted the use of “second tier” and illiquid securities, required funds to periodically stress test their funds, and set standards for the percentage of a fund’s assets that must be invested in highly liquid securities. These changes were well known by the money market fund industry; and we believe a transition to the new requirements should proceed smoothly. In our opinion, our funds are well positioned to accommodate the terms of the new regulations.

During a period characterized by volatility both in the bond and equity markets, the management teams of Evergreen’s money market funds held to their discipline, attempting to seek competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of February 28, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

David D. Sylvester†

†	Effective January 19, 2010, Mr. Sylvester became portfolio manager of the fund.

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/1/1999

					Lipper	BofA
					Institutional	Merrill
					U.S.	Lynch
			Institutional		Government	3-Month
	Institutional	Investor	Service	Participant	Money	U.S.
	Shares	Shares	Shares	Shares	Markets	Treasury
	(Class I)	(Class IN)	(Class IS)	(Class P)	Median	Bill Index†

Class inception date	10/1/1999	5/1/2001	10/1/1999	5/1/2001

Nasdaq symbol	EGIXX	EGNXX	EGSXX	EGPXX

Average annual return

1-year	0.13%	0.08%	0.05%	0.04%	0.07%	0.20%

5-year	2.95%	2.86%	2.73%	2.52%	2.87%	2.96%

10-year	2.81%	2.72%	2.57%	2.40%	2.71%	2.90%

7-day annualized yield	0.01%	0.01%	0.01%	0.01%	N/A	N/A

30-day annualized yield	0.01%	0.01%	0.01%	0.01%	N/A	N/A

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 28, 2010, there were 172 funds in the Lipper Institutional U.S. Government Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes IN and P prior to their inception is based on the performance of Class I, one of the original classes offered along with Class IS. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fees for Classes IN, IS, and P. Had the fees and expenses not been waived or reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

† Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated.

All rights reserved. All data is as of February 28, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	9/1/2009	2/28/2010	During Period*

Actual
Class I	$1,000.00	$1,000.19	$0.79
Class IN	$1,000.00	$1,000.17	$0.84
Class IS	$1,000.00	$1,000.17	$0.84
Class P	$1,000.00	$1,000.17	$0.99
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.00	$0.80
Class IN	$1,000.00	$1,023.95	$0.85
Class IS	$1,000.00	$1,023.95	$0.85
Class P	$1,000.00	$1,023.80	$1.00

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.16% for Class I, 0.17% for Class IN, 0.17% for Class IS and 0.20% for Class P), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2010	2009	2008[1]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [2]	0.02	0.05	0.05	0.03

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.05)	(0.05)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.13%	1.75%	4.71%	4.95%	3.31%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,647,042	$3,336,855	$1,453,481	$472,397	$695,920
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.19%	0.21%	0.23%	0.23%	0.23%
Expenses excluding waivers/reimbursements and expense reductions	0.26%	0.23%	0.23%	0.23%	0.23%
Net investment income	0.15%	1.52%	4.35%	4.82%	3.34%

1	Year ended February 29
2	Amount represents less than $0.005 per share.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IN	2010	2009	2008[1]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [2]	0.02	0.05	0.05	0.03

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.05)	(0.05)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.08%	1.65%	4.60%	4.84%	3.20%

Ratios and supplemental data
Net assets, end of period (thousands)	$22,216	$85,832	$104,696	$6,061	$150,371
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.26%	0.31%	0.32%	0.32%	0.33%
Expenses excluding waivers/reimbursements and expense reductions	0.37%	0.33%	0.32%	0.32%	0.33%
Net investment income	0.12%	1.57%	3.79%	4.42%	3.56%

1	Year ended February 29
2	Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2010	2009	2008[1]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [2]	0.01	0.04	0.05	0.03

Distributions to shareholders from
Net investment income	0 [2]	(0.01)	(0.04)	(0.05)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.05%	1.49%	4.45%	4.69%	3.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$79,838	$132,257	$80,427	$33,257	$140,087
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.29%	0.46%	0.48%	0.48%	0.47%
Expenses excluding waivers/reimbursements and expense reductions	0.51%	0.48%	0.48%	0.48%	0.47%
Net investment income	0.05%	1.41%	4.03%	4.63%	2.93%

1	Year ended February 29
2	Amount represents less than $0.005 per share.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS P	2010	2009	2008[1]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [2]	0.01	0.04	0.04	0.03

Distributions to shareholders from
Net investment income	0 [2]	(0.01)	(0.04)	(0.04)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.04%	1.24%	4.18%	4.42%	2.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$38,907	$63,919	$74,119	$46,348	$259,175
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.31%	0.71%	0.73%	0.73%	0.73%
Expenses excluding waivers/reimbursements and expense reductions	0.78%	0.73%	0.73%	0.73%	0.73%
Net investment income	0.02%	1.24%	4.00%	4.17%	2.79%

1	Year ended February 29
2	Amount represents less than $0.005 per share.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

February 28, 2010

	Principal Amount	Value

COMMERCIAL PAPER 10.5%
Asset-Backed 10.5%
Straight A Funding, LLC:
0.14%, 03/15/2010, (Insd. by FFCB) ß	$14,500,000	$14,499,210
0.16%, 04/15/2010, (Insd. by FFCB) ß	50,000,000	49,990,000
0.16%, 04/19/2010, (Insd. by FFCB) ß	7,000,000	6,998,476
0.16%, 04/22/2010, (Insd. by FFCB) ß	10,000,000	9,997,689
0.17%, 04/12/2010, (Insd. by FFCB) ß	23,185,000	23,180,402
0.17%, 04/19/2010, (Insd. by FFCB) ß	15,000,000	14,996,529
0.17%, 04/26/2010, (Insd. by FFCB) ß	50,000,000	49,986,778
0.19%, 05/10/2010, (Insd. by FFCB) ß	7,900,000	7,897,081
0.19%, 05/13/2010, (Insd. by FFCB) ß	10,000,000	9,996,147

Total Commercial Paper (cost $ 187,542,312)		187,542,312

CORPORATE BONDS 0.7%
FINANCIALS 0.7%
Diversified Financial Services 0.7%
General Electric Capital Corp., 0.89%, 03/09/2010 (cost $12,570,248)	12,500,000	12,570,248

U.S. GOVERNMENT & AGENCY OBLIGATIONS 47.4%
FFCB, FRN:
0.14%, 03/28/2010	15,275,000	15,271,848
0.17%, 05/05/2010	100,000,000	100,000,000
FHLB:
0.10%, 03/10/2010-03/17/2010 ß	52,500,000	52,498,181
0.11%, 03/25/2010 ß	25,725,000	25,723,199
0.13%, 04/14/2010 ß	20,000,000	19,996,945
0.14%, 05/21/2010 ß	20,000,000	19,993,700
0.15%, 05/12/2010-05/26/2010 ß	40,000,000	39,987,272
FRN:
0.14%, 03/12/2010	20,000,000	19,988,296
0.17%, 03/02/2010	1,600,000	1,600,000
FHLMC:
0.05%, 03/08/2010 ß	33,709,000	33,708,672
0.10%, 03/22/2010 ß	20,000,000	19,998,833
0.12%, 04/12/2010 ß	160,000,000	159,977,348
0.13%, 04/23/2010 ß	20,000,000	19,996,172
0.14%, 05/03/2010-05/14/2010 ß	55,000,000	54,985,472
0.15%, 05/17/2010 ß	16,500,000	16,494,883
2.875%, 06/28/2010 ß	15,850,000	15,990,920
FNMA:
0.12%, 04/05/2010 ß	29,200,000	29,196,735
0.13%, 04/28/2010 ß	30,000,000	29,993,717
0.14%, 04/01/2010-05/05/2010 ß	48,750,000	48,741,809
0.15%, 06/03/2010 ß	25,000,000	24,990,208
0.16%, 06/14/2010 ß	20,000,000	19,990,667
0.19%, 07/14/2010 ß	20,000,000	19,986,125

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS continued
FNMA:
0.21%, 08/04/2010 ß	$42,500,000	$42,461,488
FRN, 0.14%, 03/11/2010	15,000,000	14,989,073

Total U.S. Government & Agency Obligations (cost $846,561,563)		846,561,563

REPURCHASE AGREEMENTS ^^ 41.4%
Bank of America Corp.:
0.10%, dated 02/26/2010, maturing 03/01/2010, maturity value $50,000,417 (1)	50,000,000	50,000,000
0.11%, dated 02/26/2010, maturing 03/01/2010, maturity value $100,000,917 (2)	100,000,000	100,000,000
0.12%, dated 02/26/2010, maturing 03/01/2010, maturity value $31,000,310 (3)	31,000,000	31,000,000
Barclays Capital, Inc.:
0.10%, dated 02/26/2010, maturing 03/01/2010, maturity value $50,000,417 (4)	50,000,000	50,000,000
0.11%, dated 02/24/2010, maturing 03/03/2010, maturity value $ 65,001,390 (5)	65,000,000	65,000,000
BNP Paribas SA, 0.12%, dated 02/26/2010, maturing 03/01/2010, maturity value $14,000,140 (6)	14,000,000	14,000,000
Citigroup, Inc., 0.12%, dated 02/26/2010, maturing 03/01/2010, maturity value $17,000,170 (7)	17,000,000	17,000,000
Credit Suisse Corp.:
0.09%, dated 02/26/2010, maturing 03/01/2010, maturity value $200,001,500 (8)	200,000,000	200,000,000
0.12%, dated 02/26/2010, maturing 03/01/2010, maturity value $17,000,170 (9)	17,000,000	17,000,000
Deutsche Bank AG:
0.10%, dated 02/26/2010, maturing 03/01/2010, maturity value $31,900,266 (10)	31,900,000	31,900,000
0.12%, dated 02/26/2010, maturing 03/01/2010, maturity value $53,100,531 (11)	53,100,000	53,100,000
Goldman Sachs Group, Inc., 0.12%, dated 02/26/2010, maturing 03/01/2010, maturity value $21,000,210 (12)	21,000,000	21,000,000
HSBC, Inc., 0.12%, dated 02/26/2010, maturing 03/01/2010, maturity value $34,000,340 (13)	34,000,000	34,000,000
JPMorgan Securities, Inc., 0.12%, dated 02/26/2010, maturing 03/01/2010, maturity value $23,000,230 (14)	23,000,000	23,000,000
RBS Securities, Inc., 0.12%, dated 02/26/2010, maturing 03/01/2010, maturity value $34,000,340 (15)	34,000,000	34,000,000

Total Repurchase Agreements (cost $741,000,000)		741,000,000

Total Investments (cost $1,787,674,123) 100.0%		1,787,674,123
Other Assets and Liabilities 0.0%		328,188

Net Assets 100.0%		$1,788,002,311

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2010

ß	Zero coupon security. Rate shown represents the yield to maturity.
^^	Collateralized by:
(1)	U.S. government securities, 0.875% to 2.375%, 3/31/2011 to 3/31/2016, market value including accrued interest is $51,000,019.
(2)	U.S. government securities, 4.06% to 6.00%, 3/1/2025 to 2/1/2040, market value including accrued interest is $103,000,000.
(3)	U.S. government securities, 5.00%, 1/20/2040, market value including accrued interest is $31,930,000.
(4)	U.S. government securities, 0.00% to 4.25%, 6/3/2010 to 5/15/2039, market value including accrued interest is $51,000,005.
(5)	U.S. government securities, 2.66% to 7.50%, 2/1/2013 to 09/01/2048, market value including accrued interest is $66,950,000.
(6)	U.S. government securities, 5.50%, 6/1/2033 to 4/1/2039, market value including accrued interest is $14,420,000.
(7)	U.S. government securities, 2.90% to 6.18%, 06/01/2018 to 3/1/2040, market value including accrued interest is $17,510,000.
(8)	U.S. government securities, 1.375% to 2.375%, 9/15/2012 to 8/31/2014, market value including accrued interest is $204,003,039.
(9)	U.S. government securities, 3.50% to 16.00%, 9/1/2011 to 11/1/2047, market value including accrued interest is $17,510,098.
(10)	U.S. government securities, 0.00% to 3.13%, 2/10/2011 to 5/15/2019, market value including accrued interest is $32,538,002.
(11)	U.S. government securities, 0.00% to 9.80%, 5/2/2010 to 6/1/2047, market value including accrued interest is $54,618,440.
(12)	U.S. government securities, 5.00% to 6.00%, 3/15/2038 to 11/15/2039, market value including accrued interest is $21,630,000.
(13)	U.S. government securities, 3.50% to 7.00%, 7/1/2032 to 10/1/2039, market value including accrued interest is $35,020,192.
(14)	U.S. government securities, 4.00% to 9.00%, 7/11/2011 to 07/01/2048, market value including accrued interest is $23,690,062.
(15)	U.S. government securities, 0.00% to 9.375%, 3/26/2010 to 1/1/2040, market value including accrued interest is $34,702,834.

Summary of Abbreviations
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

The following table shows the percent of total investments by credit quality as of February 28, 2010 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of February 28, 2010 (unaudited):

1 day	41.5%
2-7 days	0.1%
8-60 days	36.6%
61-120 days	18.3%
121-240 days	3.5%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2010

Assets
Investments in unaffiliated issuers	$1,046,674,123
Investments in repurchase agreements	741,000,000

Total investments at amortized cost	1,787,674,123
Cash	36,010
Interest receivable	127,744
Receivable from investment advisor	39,546
Prepaid expenses and other assets	261,088

Total assets	1,788,138,511

Liabilities
Dividends payable	10,865
Due to related parties	8,410
Trustees’ fees and expenses payable	45,106
Printing and postage expenses payable	8,019
Custodian and accounting fees payable	34,209
Professional fees payable	28,728
Accrued expenses and other liabilities	863

Total liabilities	136,200

Net assets	$1,788,002,311

Net assets represented by
Paid-in capital	$1,788,043,345
Undistributed net investment income	97,902
Accumulated net realized losses on investments	(138,936)

Total net assets	$1,788,002,311

Net assets consists of
Class I	$1,647,042,010
Class IN	22,215,839
Class IS	79,837,571
Class P	38,906,891

Total net assets	$1,788,002,311

Shares outstanding (unlimited number of shares authorized)
Class I	1,647,065,311
Class IN	22,189,331
Class IS	79,823,681
Class P	38,957,238

Net asset value per share
Class I	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended February 28, 2010

Investment income
Interest	$8,880,004

Expenses
Advisory fee	3,096,787
Distribution Plan expenses
Class IN	46,762
Class IS	242,273
Class P	255,749
Administrative services fee	1,548,394
Transfer agent fees	54,249
Trustees’ fees and expenses	117,156
Printing and postage expenses	21,800
Custodian and accounting fees	548,806
Registration and filing fees	517,031
Professional fees	135,678
Temporary guarantee program fees	574,001
Other	129,751

Total expenses	7,288,437
Less: Expense reductions	(573)
Fee waivers and expense reimbursements	(2,084,130)

Net expenses	5,203,734

Net investment income	3,676,270

Net realized gains on securities in unaffiliated issuers	654,987

Net increase in net assets resulting from operations	$4,331,257

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2010		2009

Operations
Net investment income		$3,676,270		$34,128,624
Net realized gains or losses on investments		654,987		(263,756)

Net increase in net assets resulting from operations		4,331,257		33,864,868

Distributions to shareholders from
Net investment income
Class I		(3,770,795)		(30,793,025)
Class IN		(57,817)		(974,554)
Class IS		(58,120)		(1,632,179)
Class P		(20,942)		(927,015)

Total distributions to shareholders		(3,907,674)		(34,326,773)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	14,432,851,800	14,432,851,800	13,931,064,167	13,931,064,167
Class IN	51,078,745	51,078,745	289,745,746	289,745,746
Class IS	274,164,323	274,164,323	404,061,616	404,061,616
Class P	14,395,595	14,395,595	73,125,913	73,125,913

		14,772,490,463		14,697,997,442

Net asset value of shares issued in reinvestment of distributions
Class I	1,323,991	1,323,991	12,152,439	12,152,439
Class IN	16,959	16,959	629,586	629,586
Class IS	32,917	32,917	830,079	830,079
Class P	20,690	20,690	900,077	900,077

		1,394,557		14,512,181

Payment for shares redeemed
Class I	(16,124,382,834)	(16,124,382,834)	(12,059,440,307)	(12,059,440,307)
Class IN	(114,725,900)	(114,725,900)	(309,229,307)	(309,229,307)
Class IS	(326,633,748)	(326,633,748)	(353,031,429)	(353,031,429)
Class P	(39,426,654)	(39,426,654)	(84,205,172)	(84,205,172)

		(16,605,169,136)		(12,805,906,215)

Net increase (decrease) in net assets resulting from capital share transactions		(1,831,284,116)		1,906,603,408

Total increase (decrease) in net assets		(1,830,860,533)		1,906,141,503
Net assets
Beginning of period		3,618,862,844		1,712,721,341

End of period		$1,788,002,311		$3,618,862,844

Undistributed net investment income		$97,902		$329,306

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional U.S. Government Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2 . SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

17

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3 . ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.12% and declining to 0.10% as average daily net assets increase. For the year ended February 28, 2010, the advisory fee was equivalent to an annual rate of 0.12% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended February 28, 2010, EIMC voluntarily waived its advisory fee in the amount of $1,711,428 and reimbursed Distribution Plan expenses (see Note 4) relating to Class IN, Class IS and Class P shares in the amounts of $18,280, $150,194 and $204,228, respectively.

18

NOTES TO FINANCIAL STATEMENTS continued

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended February 28, 2010, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4 . DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of class of shares. However, currently the distribution fees are limited to 0.10%, 0.25% and 0.50% of the average daily net assets attributable to Class IN, Class IS and Class P, respectively.

5 . INVESTMENT TRANSACTIONS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2010, all of the Fund’s investments in securities carried at fair value were designated as Level 2 inputs. Further details on the major security types can be found in the Schedule of Investments.

On February 28, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

19

NOTES TO FINANCIAL STATEMENTS continued

As of February 28, 2010, the Fund had $10,880 in capital loss carryovers for federal income tax purposes expiring in 2017.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2010, the Fund incurred and will elect to defer post-October losses of $128,056.

6 . INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2010, the Fund did not participate in the interfund lending program.

7 . DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2010, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Carryovers
Undistributed	and	Temporary
Ordinary	Post-October	Book/Tax
Income	Losses	Differences

$152,523	$138,936	$(54,621)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid were $3,907,674 and $34,326,773 of ordinary income for the years ended February 28, 2010 and February 28, 2009, respectively.

8 . EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9 . DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

20

NOTES TO FINANCIAL STATEMENTS continued

10 . FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the year ended February 28, 2010, the Fund had no borrowings under this agreement.

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

During the year ended January 31, 2010, the Fund participated in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”) which expired on September 18, 2009. The Program guaranteed the net asset value of certain shares of money market funds as of September 19, 2008. The Program applied only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share fell below $0.995 on any day while the Program was in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 were eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program was the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.023% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. During the year ended February 28, 2010, the Fund paid a fee in the amount of $574,001 to participate in the Program, which represents 0.02% of its average daily net assets. The fees were amortized over the length of the participation in the Program.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth

21

NOTES TO FINANCIAL STATEMENTS continued

of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring

22

NOTES TO FINANCIAL STATEMENTS continued

and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

14. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Government Money Market Fund, a series of Wells Fargo Funds Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Government Money Market Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional U.S. Government Money Market Fund, a series of the Evergreen Select Money Market Trust, as of February 28, 2010 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2010 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional U.S. Government Money Market Fund as of February 28, 2010, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 23, 2010

24

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Institutional U.S. Government Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

25

ADDITIONAL INFORMATION (unaudited) continued

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the information that EIMC and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the

26

ADDITIONAL INFORMATION (unaudited) continued

larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

27

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the

28

ADDITIONAL INFORMATION (unaudited) continued

Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one- and three-year periods ended December 31, 2008, the Fund’s Class I shares had outperformed the Fund’s benchmark index, the BofA Merrill Lynch Three-Month U.S. Treasury Bill Index, and had performed in the second and third quintiles, respectively, of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that, for the five-year period ended December 31, 2008, the Fund’s Class I shares had underperformed the Fund’s benchmark index, and had performed in the second quintile of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its

29

ADDITIONAL INFORMATION (unaudited) continued

benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by a majority of the mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business and other risks to sponsors of money market funds evidenced in recent periods. The Trustees also noted generally the apparent willingness of Evergreen and its affiliates to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past two years to do so (although not specifically in respect of the Fund).

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially

30

ADDITIONAL INFORMATION (unaudited) continued

on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

31

TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

32

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

121280 565579 rv7 04/2010

Evergreen Prime Cash Management Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
22	STATEMENT OF ASSETS AND LIABILITIES
23	STATEMENT OF OPERATIONS
24	STATEMENTS OF CHANGES IN NET ASSETS
25	NOTES TO FINANCIAL STATEMENTS
32	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
33	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

April 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Prime Cash Management Money Market Fund for the twelve-month period ended February 28, 2010 (the “period”).

At the beginning of the period in March 2009, the credit markets were at the early stages of a recovery in the wake of the credit crisis from late 2008. The positive effects from government intervention programs began to appear in the spring of 2009 as the credit system started to build a steadier foundation and investors increasingly returned to both the credit markets and the equity markets. The trend over the period was one of steady improvement in investor confidence and in credit market conditions. Overall, the period finished with indications of stronger investor sentiment than when it began.

Short-term credit markets slowly regained their footing in early 2009 after several months of uncertainty following the credit crisis of late 2008. Although government intervention programs to aid the short-term credit markets had been in effect for several months following the crisis, the trend toward fully functioning markets only began to emerge in March of 2009. Many investors had remained skeptical of certain financial institutions for several months. That all finally started to change after the government’s stress tests of banks in early 2009 attested to the strength of financial institutions. That signal to the markets, coupled with the ongoing support from government programs, bolstered confidence in the credit system. Thus, 2009 became a year of strengthening confidence in credit. Investors incrementally began to follow the government’s lead by re-engaging in the credit system on the belief that in the worst case scenario the government would step in and buy whatever the investor was too afraid to own through various government programs. As the months went by this government-inspired investor confidence began to stand on its own two feet. Investors increasingly traded with each other once again and relied less and less on selling to the government as the buyer and lender of last resort.

Compared with turmoil from the financial crisis, the past twelve months were a period of improvement and relative calm. The tone of the markets improved with each passing month as efforts by central banks took hold and the general level of credit quality improved. Several government programs were implemented in late 2008 and had positive effect during 2009. For money market eligible securities, the most influential programs were the Asset-Backed Commercial Paper Money Market Fund Liquidity

1

LETTER TO SHAREHOLDERS continued

Facility (“AMLF”), the Commercial Paper Funding Facility (“CPFF”), and the Temporary Liquidity Guarantee Program (“TLGP”). All of these facilities were aimed at reconstructing a market for short-term credit securities. Because investors were largely unwilling to lend and invest money in an environment of unusually high risk, the government was compelled to step in to fill the void. This resulted in a market made by government intervention which served investors well and produced a foundation for investors to trade on. As 2009 progressed, the need for such programs lessened as markets increasingly functioned on their own merits without explicit government support. Thus, the government reassessed its intervention and scheduled the retirement of several programs for the end of October 2009. Credit markets showed little concern for the end of the programs which, in our view, was an indication of how far credit markets had improved over the previous six months. Many of the Federal Reserve programs aimed at supporting liquidity in the money markets, such as the AMLF, CPFF, Primary Dealer Credit Facility (“PDCP”) and Term Securities Lending Facility (“TSLF”), expired on February 1, 2010, with little fanfare and to no noticeable effect.

On January 27, 2010, the Securities and Exchange Commission (the “SEC”) approved amendments to Rule 2a-7, the section of the Investment Company Act that governs money market funds. The SEC had proposed certain amendments in June 2009, asking for public comment. After having received over 150 comments from the public, the final amendments largely mirrored the initial proposals released last June. These changes shortened the maximum weighted-average maturity of money market funds, restricted the use of “second tier” and illiquid securities, required funds to periodically stress test their funds, and set standards for the percentage of a fund’s assets that must be invested in highly liquid securities. These changes were well known by the money market fund industry; and we believe a transition to the new requirements should proceed smoothly. In our opinion, our funds are well positioned to accommodate the terms of the new regulations.

During a period characterized by volatility both in the bond and equity markets, the management teams of Evergreen’s money market funds held to their discipline, attempting to seek competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of February 28, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

David D. Sylvester†

†	Effective January 19, 2010, Mr. Sylvester became portfolio manager of the fund.

PERFORMANCE AND RETURNS*

Portfolio inception date: 12/2/1993

	Institutional Shares (Class I)	Administrative Shares (Class AD)	Investor Shares (Class IN)	Institutional Service Shares (Class IS)	Participant Shares (Class P)	Lipper Institutional Money Markets Median	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index†

Class inception date	12/2/1993	6/13/2003	6/13/2003	6/13/2003	6/13/2003

Nasdaq symbol	EPRXX	EADXX	ESNXX	ESSXX	ERPXX

Average annual return

1-year	0.23%	0.18%	0.15%	0.09%	0.04%	0.17%	0.20%

5-year	3.23%	3.18%	3.13%	3.00%	2.78%	3.08%	2.96%

10-year	3.02%	2.98%	2.95%	2.86%	2.70%	2.84%	2.90%

7-day annualized yield	0.02%	0.01%	0.01%	0.01%	0.01%	N/A	N/A

30-day annualized yield	0.02%	0.01%	0.01%	0.01%	0.01%	N/A	N/A

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 28, 2010, there were 344 funds in the Lipper Institutional Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, IS and P prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class I is based on the performance of the Institutional shares of the fund’s predecessor fund, Wachovia Prime Cash Management Fund. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fees for Classes AD, IN, IS, and P. Had the fees not been waived or reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

†	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	9/1/2009	2/28/2010	During Period*

Actual
Class I	$1,000.00	$1,000.35	$1.14
Class AD	$1,000.00	$1,000.17	$1.44
Class IN	$1,000.00	$1,000.08	$1.44
Class IS	$1,000.00	$1,000.05	$1.49
Class P	$1,000.00	$1,000.05	$1.54
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,023.65	$1.15
Class AD	$1,000.00	$1,023.36	$1.45
Class IN	$1,000.00	$1,023.36	$1.45
Class IS	$1,000.00	$1,023.31	$1.51
Class P	$1,000.00	$1,023.26	$1.56

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.23% for Class I, 0.29% for Class AD, 0.29% for Class IN, 0.30% for Class IS and 0.31% for Class P), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2010	2009	2008[1]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [2]	0.02	0.05	0.05	0.03

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.05)	(0.05)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.23%	2.35%[3]	5.11%	5.15%	3.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,314,675	$5,368,675	$6,672,226	$3,885,124	$1,628,761
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.23%	0.20%	0.17%	0.20%	0.24%
Expenses excluding waivers/reimbursements and expense reductions	0.31%	0.30%	0.29%	0.30%	0.31%
Net investment income	0.25%	2.34%	4.92%	5.12%	3.42%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the Fund had not entered into support agreements during the period, the total return would have been lower.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS AD	2010	2009	2008[1]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [2]	0.02	0.05 [3]	0.05 [3]	0.03

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.05)	(0.05)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.18%	2.27%[4]	5.06%	5.10%	3.35%

Ratios and supplemental data
Net assets, end of period (thousands)	$1	$1	$1,465	$1	$1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.27%	0.23%	0.22%	0.25%	0.29%
Expenses excluding waivers/reimbursements and expense reductions	0.35%	0.33%	0.34%	0.35%	0.36%
Net investment income	0.19%	2.80%	4.78%	5.11%	3.30%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	Per share amounts are based on average shares outstanding during the period.
4	If the Fund had not entered into support agreements during the period, the total return would have been lower.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IN	2010	2009	2008[1]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [2]	0.02	0.05	0.05	0.03

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.05)	(0.05)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.15%	2.24%[3]	5.00%	5.05%	3.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,500	$7,717	$78,949	$17,838	$20,792
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.31%	0.29%	0.27%	0.29%	0.34%
Expenses excluding waivers/reimbursements and expense reductions	0.41%	0.39%	0.39%	0.39%	0.41%
Net investment income	0.16%	2.54%	4.71%	4.92%	3.25%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the Fund had not entered into support agreements during the period, the total return would have been lower.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2010	2009	2008[1]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [2]	0.02	0.05	0.05	0.03

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.05)	(0.05)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.09%	2.09%[3]	4.85%	4.89%	3.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$336,939	$549,615	$378,816	$301,367	$195,900
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.38%	0.45%	0.43%	0.44%	0.49%
Expenses excluding waivers/reimbursements and expense reductions	0.56%	0.55%	0.55%	0.54%	0.56%
Net investment income	0.10%	1.94%	4.72%	4.81%	3.16%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the Fund had not entered into support agreements during the period, the total return would have been lower.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS P	2010	2009	2008[1]	2007	2006

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	0 [2]	0.02	0.04	0.05	0.03

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.04)	(0.05)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.04%	1.84%[3]	4.58%	4.63%	2.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$24,733	$39,979	$150,227	$28,973	$22,927
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.43%	0.69%	0.67%	0.69%	0.74%
Expenses excluding waivers/reimbursements and expense reductions	0.82%	0.79%	0.79%	0.79%	0.81%
Net investment income	0.04%	2.03%	4.36%	4.47%	2.84%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the Fund had not entered into support agreements during the period, the total return would have been lower.

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

February 28, 2010

	Principal Amount	Value

CERTIFICATES OF DEPOSIT 5.5%
Barclays Bank plc, FRN, 0.48%, 03/22/2010	$45,000,000	$45,000,000
Calyon, 0.25%, 06/02/2010	24,000,000	23,999,999
Dexia Credit Local SA, 1.02%, 08/13/2010	75,000,000	75,006,806
Societe Generale, 0.33%, 03/25/2010	14,000,000	14,000,000
Unicredito Italiano SpA, 0.27%, 05/04/2010	10,000,000	10,000,000
Westpac Banking Corp., FRN, 0.25%, 03/17/2010	35,000,000	35,000,706

Total Certificates of Deposit (cost $203,007,511)		203,007,511

COMMERCIAL PAPER 69.3%
Airport 0.2%
Los Angeles Department of Airports, 0.25%, 05/03/2010 ß	7,000,000	6,996,937

Asset-Backed 47.1%
Amstel Funding Corp.:
0.49%, 03/04/2010 ß	5,000,000	4,999,729
0.56%, 03/15/2010 ß	19,000,000	18,995,567
0.56%, 03/16/2010 ß	12,000,000	11,997,000
0.56%, 03/17/2010 ß	8,000,000	7,997,867
0.57%, 03/18/2010 ß	11,000,000	10,996,883
0.65%, 03/01/2010 ß	9,000,000	9,000,000
0.79%, 04/30/2010 ß	4,000,000	3,994,667
Amsterdam Funding Corp.:
0.15%, 03/22/2010 ß	20,000,000	19,998,133
0.16%, 03/18/2010 ß	23,000,000	22,998,154
0.20%, 05/03/2010 ß	13,000,000	12,995,450
Antalis U.S. Funding Corp.:
0.14%, 03/05/2010 ß	1,000,000	999,980
0.17%, 03/08/2010 ß	2,000,000	1,999,926
0.17%, 03/17/2010 ß	11,000,000	10,999,120
0.17%, 03/24/2010 ß	16,000,000	15,998,160
0.21%, 04/23/2010 ß	9,000,000	8,997,217
Arabella Finance, Ltd.:
0.47%, 03/18/2010 ß	2,000,000	1,999,528
0.51%, 05/18/2010 ß	6,000,000	5,993,240
0.52%, 05/24/2010 ß	6,000,000	5,992,580
Aspen Funding Corp.:
0.17%, 03/17/2010 ß	9,000,000	8,999,280
0.20%, 04/28/2010 ß	15,000,000	14,995,167
Atlantic Asset Securitization Corp.:
0.15%, 03/10/2010 ß	6,000,000	5,999,745
0.20%, 05/21/2010 ß	23,000,000	22,989,650
Autobahn Funding Co., LLC:
0.19%, 03/01/2010 ß	8,000,000	8,000,000
0.21%, 03/18/2010 ß	10,000,000	9,998,961
0.24%, 03/30/2010 ß	3,500,000	3,499,295
Barton Capital Corp., 0.19%, 04/16/2010 ß	8,000,000	7,998,058

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Beethoven Funding Corp.:
0.14%, 03/02/2010 ß	$1,000,000	$999,992
0.20%, 03/03/2010 ß	2,000,000	1,999,967
0.23%, 03/04/2010 ß	6,000,000	5,999,850
0.24%, 03/05/2010 ß	4,000,000	3,999,867
Belmont Funding, LLC, 0.23%, 03/03/2010 ß	5,000,000	4,999,903
BNZ International Funding, Ltd., 0.27%, 06/04/2010	60,000,000	59,958,042
CAFCO, LLC:
0.17%, 03/22/2010 ß	7,000,000	6,999,265
0.20%, 05/03/2010 ß	6,500,000	6,497,725
0.20%, 05/05/2010 ß	2,000,000	1,999,278
Cancara Asset Securitization, LLC:
0.18%, 03/08/2010 ß	1,000,000	999,961
0.18%, 03/11/2010 ß	12,000,000	11,999,333
0.19%, 03/15/2010 ß	3,000,000	2,999,767
0.19%, 03/23/2010 ß	8,000,000	7,999,022
0.22%, 04/20/2010 ß	25,000,000	24,992,361
0.22%, 05/11/2010 ß	3,000,000	2,998,698
0.22%, 05/12/2010 ß	12,000,000	11,994,720
0.22%, 05/18/2010 ß	2,000,000	1,999,047
0.22%, 05/20/2010 ß	10,000,000	9,995,111
0.22%, 05/25/2010 ß	5,000,000	4,997,403
Charta Corp.:
0.19%, 04/19/2010 ß	14,000,000	13,996,379
0.20%, 05/03/2010 ß	5,000,000	4,998,250
0.20%, 05/06/2010 ß	3,000,000	2,998,900
0.22%, 03/03/2010	55,000,000	54,999,328
Ciesco, LLC:
0.20%, 05/03/2010 ß	3,000,000	2,998,950
0.20%, 05/04/2010 ß	2,000,000	1,999,289
0.20%, 05/05/2010 ß	2,000,000	1,999,278
0.20%, 05/20/2010 ß	3,000,000	2,998,667
0.20%, 05/25/2010 ß	21,000,000	20,990,083
0.20%, 05/26/2010 ß	21,000,000	20,989,967
CitiBank Credit Card Issuance Trust:
0.16%, 03/05/2010 ß	71,000,000	70,998,422
0.17%, 03/08/2010 ß	1,000,000	999,963
0.20%, 04/05/2010 ß	2,000,000	1,999,592
Concord Minutemen Capital Co., LLC:
0.35%, 03/01/2010 ß	4,000,000	4,000,000
0.44%, 04/21/2010 ß	7,000,000	6,995,537
0.44%, 05/05/2010 ß	1,000,000	999,187
0.44%, 05/10/2010 ß	6,000,000	5,994,750
0.44%, 05/19/2010 ß	3,000,000	2,997,037

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
CRC Funding, LLC:
0.19%, 04/16/2010 ß	$16,000,000	$15,996,116
0.20%, 04/28/2010 ß	4,000,000	3,998,711
0.20%, 05/03/2010 ß	5,000,000	4,998,250
Crown Point Capital Co.:
0.44%, 04/21/2010 ß	14,000,000	13,991,075
0.44%, 05/06/2010 ß	8,000,000	7,993,400
0.44%, 05/19/2010 ß	8,000,000	7,992,100
0.44%, 05/21/2010 ß	5,000,000	4,994,937
Ebbets Funding, LLC:
0.48%, 03/23/2010 ß	10,000,000	9,996,944
0.48%, 03/25/2010 ß	4,000,000	3,998,667
0.48%, 03/26/2010 ß	4,000,000	3,998,611
Elysian Funding, LLC:
0.40%, 03/09/2010 ß	4,000,000	3,999,600
0.43%, 03/19/2010 ß	2,000,000	1,999,550
Enterprise Funding, LLC:
0.17%, 03/18/2010 ß	9,000,000	8,999,235
0.19%, 04/21/2010 ß	7,000,000	6,998,116
Erasmus Capital Corp.:
0.15%, 03/05/2010 ß	4,000,000	3,999,916
0.21%, 03/25/2010 ß	1,000,000	999,853
0.24%, 04/22/2010 ß	12,000,000	11,995,840
Gemini Securitization Corp.:
0.18%, 04/19/2010 ß	17,750,000	17,745,583
0.18%, 04/26/2010 ß	11,529,000	11,525,772
0.19%, 04/29/2010 ß	37,000,000	36,988,175
Gotham Funding Corp.:
0.17%, 03/23/2010 ß	4,000,000	3,999,560
0.17%, 03/24/2010 ß	10,000,000	9,998,850
Govco, LLC:
0.20%, 03/25/2010	20,000,000	19,997,333
0.20%, 04/26/2010 ß	12,750,000	12,746,033
0.20%, 04/27/2010 ß	2,000,000	1,999,367
0.21%, 04/08/2010	50,000,000	49,988,917
Grampian Funding, LLC:
0.21%, 03/19/2010 ß	9,000,000	8,999,010
0.26%, 05/04/2010 ß	8,000,000	7,996,302
0.26%, 05/07/2010 ß	54,000,000	53,973,870
0.26%, 05/21/2010 ß	9,000,000	8,994,735
Intesa Funding, LLC, 0.15%, 03/11/2010 ß	10,000,000	9,999,556
Kitty Hawk Funding Corp.:
0.19%, 05/05/2010 ß	1,000,000	999,657
0.21%, 05/24/2010 ß	15,000,000	14,992,650

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Lexington Parker Capital Co., LLC:
0.44%, 04/21/2010 ß	$7,000,000	$6,995,537
0.44%, 05/05/2010 ß	1,000,000	999,188
Liberty Funding, LLC, 0.17%, 03/01/2010 ß	7,000,000	7,000,000
LMA SA:
0.14%, 03/05/2010 ß	5,000,000	4,999,906
0.17%, 03/23/2010 ß	3,000,000	2,999,670
0.19%, 04/14/2010 ß	12,000,000	11,997,213
0.20%, 04/26/2010 ß	2,600,000	2,599,191
Matchpoint Master Trust, 0.20%, 05/24/2010 ß	14,000,000	13,993,467
Mont Blanc Capital Corp.:
0.17%, 03/25/2010 ß	7,000,000	6,999,160
0.18%, 03/16/2010 ß	6,000,000	5,999,525
0.20%, 05/12/2010 ß	9,000,000	8,996,400
Newport Funding Corp.:
0.17%, 03/23/2010 ß	2,000,000	1,999,780
0.18%, 03/26/2010 ß	2,000,000	1,999,736
Nieuw Amsterdam Receivables Co., 0.19%, 03/18/2010 ß	6,000,000	5,999,433
Ranger Funding Co., LLC:
0.20%, 05/03/2010 ß	8,000,000	7,997,200
0.21%, 05/26/2010 ß	25,000,000	24,987,458
Regency Markets No. 1, LLC:
0.13%, 03/05/2010 ß	5,000,000	4,999,911
0.16%, 03/08/2010 ß	1,000,000	999,965
0.17%, 03/22/2010 ß	10,000,000	9,998,950
0.17%, 03/24/2010 ß	1,000,000	999,885
Rhein Main Securitization, Ltd.:
0.17%, 03/05/2010 ß	1,000,000	999,976
0.18%, 03/26/2010 ß	2,000,000	1,999,736
0.22%, 03/30/2010 ß	6,000,000	5,998,888
0.23%, 03/29/2010 ß	9,000,000	8,998,320
0.28%, 05/20/2010 ß	6,000,000	5,996,267
Rheingold Securitisation, Ltd.:
0.23%, 03/29/2010 ß	1,000,000	999,813
0.23%, 04/20/2010 ß	6,000,000	5,998,083
0.35%, 03/01/2010	40,000,000	40,000,000
Romulus Funding Corp.:
0.15%, 03/04/2010 ß	2,000,000	1,999,967
0.25%, 03/15/2010 ß	2,000,000	1,999,790
0.26%, 03/22/2010 ß	15,000,000	14,997,637
0.26%, 03/25/2010 ß	2,000,000	1,999,640
0.29%, 03/26/2010 ß	1,000,000	999,792
0.29%, 03/30/2010 ß	12,000,000	11,997,100

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Salisbury Receivables Co.:
0.17%, 03/18/2010 ß	$17,000,000	$16,998,555
0.18%, 04/13/2010 ß	3,000,000	2,999,355
0.20%, 05/03/2010 ß	3,000,000	2,998,950
Scaldis Capital, LLC:
0.22%, 04/19/2010 ß	15,000,000	14,995,508
0.22%, 04/28/2010 ß	5,000,000	4,998,228
0.22%, 04/29/2010 ß	25,000,000	24,990,986
0.23%, 04/08/2010	40,000,000	39,990,289
Sheffield Receivables Corp.:
0.19%, 04/19/2010 ß	3,000,000	2,999,224
0.19%, 04/28/2010 ß	2,000,000	1,999,388
0.19%, 04/29/2010 ß	15,000,000	14,995,329
0.20%, 05/06/2010 ß	3,000,000	2,998,900
0.21%, 06/03/2010 ß	2,000,000	1,998,903
Societe de Prise de Participation de l’Etat:
0.19%, 05/11/2010 ß	36,000,000	35,986,510
0.20%, 05/18/2010 ß	5,000,000	4,997,779
Solitaire Funding, LLC:
0.23%, 04/20/2010 ß	82,000,000	81,973,806
0.24%, 04/22/2010 ß	5,000,000	4,998,267
Surrey Funding Corp., 0.20%, 05/05/2010 ß	1,000,000	999,639
Tasman Funding, Inc.:
0.20%, 03/26/2010 ß	4,000,000	3,999,417
0.23%, 03/12/2010 ß	7,000,000	6,999,465
0.24%, 03/02/2010	30,000,000	29,999,800
0.24%, 04/14/2010 ß	6,000,000	5,998,216
0.24%, 04/27/2010 ß	7,000,000	6,997,340
Thames Asset Global Securitization, Inc.:
0.17%, 03/22/2010 ß	17,000,000	16,998,215
0.17%, 03/24/2010 ß	11,500,000	11,498,677
0.19%, 04/19/2010 ß	12,000,000	11,996,897
0.19%, 04/26/2010 ß	4,000,000	3,998,818
0.25%, 06/07/2010 ß	10,000,000	9,993,194
Ticonderoga Funding, LLC, 0.09%, 03/02/2010 ß	5,000,000	4,999,976
Tulip Funding Corp., 0.15%, 03/10/2010 ß	6,000,000	5,999,745
Versailles CDS, LLC:
0.18%, 03/23/2010 ß	1,000,000	999,884
0.25%, 03/01/2010	50,000,000	50,000,000
Victory Receivables Corp.:
0.14%, 03/08/2010 ß	3,000,000	2,999,907
0.14%, 03/09/2010 ß	4,000,000	3,999,858

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Windmill Funding Corp.:
0.15%, 03/17/2010 ß	$5,000,000	$4,999,644
0.16%, 03/18/2010 ß	6,000,000	5,999,518

		1,734,657,310

Capital Markets 0.5%
Natexis Banques Populaires, 0.28%, 05/06/2010 ß	19,000,000	18,990,247

Commercial Banks 9.9%
Allied Irish Banks plc:
0.13%, 03/02/2010 ß	4,000,000	3,999,972
0.19%, 03/04/2010 ß	11,000,000	10,999,762
0.21%, 03/05/2010 ß	7,000,000	6,999,798
Anglo Irish Bank Corp. plc, 0.17%, 03/03/2010 ß	20,000,000	19,999,722
ASB Finance, Ltd., 0.31%, 03/25/2010	28,000,000	28,000,000
Bank of Nova Scotia, 0.18%, 04/14/2010 ß	15,000,000	14,996,700
BPCE:
0.27%, 03/01/2010	15,000,000	15,000,000
0.27%, 03/30/2010	20,000,000	19,995,730
Icici Bank, Ltd.:
0.23%, 03/15/2010 ß	2,000,000	1,999,806
0.50%, 08/05/2010 ß	3,000,000	2,993,458
Natixis, 0.26%, 05/18/2010 ß	6,000,000	5,996,620
Rabobank USA Financial Corp., 0.27%, 05/17/2010	70,000,000	69,959,575
Societe Generale, 0.30%, 05/17/2010	85,000,000	84,945,458
Sumitomo Trust & Bank Corp., 0.13%, 03/03/2010 ß	4,000,000	3,999,956
Unicredito Italiano SpA, 0.29%, 04/06/2010	75,000,000	74,978,250

		364,864,807

Consumer Finance 3.3%
ENI Finance USA, Inc., 0.16%, 03/12/2010	50,000,000	49,997,556
Toyota Motor Credit Corp.:
0.19%, 04/21/2010 ß	16,000,000	15,995,693
0.19%, 04/22/2010 ß	11,000,000	10,996,981
0.21%, 04/26/2010 ß	24,000,000	23,992,160
0.23%, 05/05/2010 ß	8,000,000	7,996,678
0.24%, 03/26/2010 ß	10,000,000	9,998,264
0.24%, 03/29/2010 ß	2,000,000	1,999,611

		120,976,943

Diversified Financial Services 4.2%
Bank of America Corp.:
0.32%, 08/18/2010 ß	2,000,000	1,996,978
0.32%, 08/20/2010 ß	8,000,000	7,987,769
0.32%, 08/23/2010 ß	1,000,000	998,444

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal Amount	Value

COMMERCIAL PAPER continued
Diversified Financial Services continued
Dexia Delaware, LLC:
0.14%, 03/02/2010 ß	$9,000,000	$8,999,930
0.17%, 03/04/2010 ß	20,000,000	19,999,633
0.22%, 03/01/2010 ß	13,000,000	13,000,000
0.25%, 03/10/2010 ß	10,000,000	9,999,300
0.26%, 03/12/2010 ß	10,000,000	9,999,129
Fortis Funding, LLC:
0.20%, 03/08/2010	50,000,000	49,998,056
0.21%, 05/21/2010 ß	22,000,000	21,989,605
Louis Dreyfus Corp.:
0.25%, 03/01/2010 ß	3,000,000	3,000,000
0.31%, 04/09/2010 ß	5,000,000	4,998,267
0.31%, 04/16/2010 ß	2,000,000	1,999,182

		154,966,293

Electric Utilities 0.2%
E.ON AG, 0.23%, 05/18/2010 ß	7,000,000	6,996,512

Insurance 2.2%
Prudential plc, 0.24%, 05/25/2010 ß	80,000,000	79,954,667

Lease 0.1%
Oakland-Alameda Cnty., CA Coliseum, 0.20%, 03/02/2010	2,000,000	2,000,000

Multi-Utilities 0.4%
GDF Suez SA, 0.17%, 03/23/2010 ß	14,000,000	13,998,460

Thrifts & Mortgage Finance 1.2%
Nationwide Building Society, 0.16%, 04/12/2010	45,000,000	44,991,600

Total Commercial Paper (cost $2,549,393,776)		2,549,393,776

CORPORATE BONDS 4.3%
Consumer Finance 0.8%
American Express Co., FRN, 1.21%, 03/09/2010	28,000,000	28,506,789

Diversified Consumer Services 0.3%
AARP, FRN, 0.25%, 03/04/2010	10,000,000	10,000,000

Diversified Financial Services 2.7%
Bank of America Corp., FRN, 0.99%, 03/02/2010	42,000,000	42,588,000
JPMorgan Chase & Co., FRN, 0.99%, 03/02/2010	55,000,000	55,769,300

		98,357,300

Health Care Providers & Services 0.1%
Baptist Hospital, Inc., FRN, 0.28%, 03/04/2010	6,000,000	6,000,000

Insurance 0.4%
Berkshire Hathaway, Inc., FRN, 0.23%, 05/10/2010 ß	14,500,000	14,500,003

Total Corporate Bonds (cost $157,364,092)		157,364,092

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal Amount	Value

MASTER NOTE 2.2%
Bank of America Corp., 0.28%, VRDN (cost $80,000,000)	$80,000,000	$80,000,000

MUNICIPAL OBLIGATIONS 2.8%
Education 0.5%
New Jersey EDA Sch. Facs. RB, Ser. R-1, 0.11%, 03/01/2010, (LOC: Lloyds TSB Group plc)	18,380,000	18,380,000

Hospital 0.3%
Allen Cnty., OH Hosp. Facs. RB, Catholic Healthcare Proj., Ser. A, 0.15%, 03/09/2010, (LOC: Bank of America Corp.)	12,800,000	12,800,000

Miscellaneous Revenue 0.6%
SF Tarns, LLC, FRN, 0.25%, 03/04/2010	15,115,000	15,115,000
Valdez, AK Marine Terminal RRB, BP Pipelines Proj.:
Ser. 2003C, 0.11%, 03/01/2010, (Gtd. by BP plc)	2,000,000	2,000,000
Ser. 2003B, 0.11%, 03/01/2010, (Gtd. by BP plc)	4,000,000	4,000,000

		21,115,000

Utility 1.4%
Kentucky Pub. Energy Auth. RB, Gas Supply Proj., Ser. 2006-A, 0.13%, 03/01/2010, (SPA: Societe Generale SA)	40,000,000	40,000,000
Southeast Alabama Gas Dist. RB, Alabama Supply Proj., Ser. 2007-A, 0.15%, VRDN, (SPA: Societe Generale SA)	13,000,000	13,000,000

		53,000,000

Total Municipal Obligations (cost $105,295,000)		105,295,000

TIME DEPOSITS 11.7%
Allied Irish Banks plc, 0.25%, 03/03/2010	17,000,000	17,000,000
Banco Bilbao Vicaya, 0.14%, 03/01/2010	65,000,000	65,000,000
Bank of Ireland, 0.50%, 03/02/2010	22,000,000	22,000,000
BNP Paribas SA, 0.14%, 03/02/2010	19,000,000	19,000,000
CitiBank, 0.12%, 03/01/2010	49,000,000	49,000,000
Danske Bank AS:
0.14%, 03/01/2010	34,000,000	34,000,000
0.21%, 03/01/2010	28,000,000	28,000,000
Dexia Bank, 0.22%, 03/05/2010	12,000,000	12,000,000
Fortis Bank, 0.18%, 03/04/2010	8,000,000	8,000,000
KBC Bank, 0.16%, 03/01/2010	57,000,000	57,000,000
Lloyds Bank plc, 0.14%, 03/01/2010	71,000,000	71,000,000
Natixis, 0.14%, 03/01/2010	48,000,000	48,000,000

Total Time Deposits (cost $430,000,000)		430,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.3%
FHLMC, FRN, 0.15%, 03/02/2010 (cost $10,982,947)	11,000,000	10,982,947

YANKEE OBLIGATIONS – CORPORATE 2.8%
Commercial Banks 1.7%
Svenska Handelsbank, FRN, 0.20%, 04/06/2010 144A	64,000,000	63,990,662

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

February 28, 2010

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
Diversified Financial Services 1.1%
Eksportfinans ASA, FRN, 0.25%, 03/15/2010	$40,000,000	$40,000,000

Total Yankee Obligations – Corporate (cost $103,990,662)		103,990,662

REPURCHASE AGREEMENTS ^^ 1.2%
Bank of America Corp., 0.12%, dated 2/26/2010, maturing 3/1/2010, maturity value $19,000,190 (1)	19,000,000	19,000,000
BNP Paribas SA., 0.12%, dated 2/26/2010, maturing 3/1/2010, maturity value $9,000,090 (2)	9,000,000	9,000,000
Citigroup, Inc., 0.12%, dated 2/26/2010, maturing 3/1/2010, maturity value $9,000,090 (3)	9,000,000	9,000,000
Credit Suisse Corp., 0.12%, dated 2/26/2010, maturing 3/1/2010, maturity value $7,000,070 (4)	7,000,000	7,000,000
Deutsche Bank AG, 0.12%, dated 2/26/2010, maturing 3/1/2010, maturity value $400,004 (5)	400,000	400,000

Total Repurchase Agreements (cost $44,400,000)		44,400,000

Total Investments (cost $3,684,433,988) 100.1%		3,684,433,988
Other Assets and Liabilities (0.1%)		(2,585,963)

Net Assets 100.0%		$3,681,848,025

ß	Zero coupon security. Rate represents yield to maturity.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

^^	Collateralized by:
	(1)	U.S. government securities, 5.00%, 1/20/2040, market value including accrued interest is $19,570,000.
	(2)	U.S. government securities, 5.50%, 6/1/2033 to 4/1/2039, market value including accrued interest is $9,270,000.
	(3)	U.S. government securities, 2.90% to 6.18%, 6/1/2018 to 3/1/2040, market value including accrued interest is $9,270,000.
	(4)	U.S. government securities, 3.50% to 16.00%, 9/1/2011 to 11/1/2047, market value including accrued interest is $7,210,040.
	(5)	U.S. government securities, 0.00% to 9.80%, 5/2/2010 to 6/1/2047, market value including accrued interest is $411,438.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 2010.

The date shown for each security represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

Summary of Abbreviations

EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FRN	Floating Rate Note
LOC	Letter of Credit
RB	Revenue Bond
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement

See Notes to Financial Statements

20

SCHEDULE OF INVESTMENTS continued

February 28, 2010

The following table shows the percent of total investments by credit quality as of February 28, 2010 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of February 28, 2010 (unaudited):

1 day	18.7%
2-7 days	13.9%
8-60 days	43.0%
61-120 days	22.0%
121-240 days	2.4%

100.0%

See Notes to Financial Statements

21

STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2010

Assets
Investments in unaffiliated issuers at amortized cost	$3,684,433,988
Cash	45,191
Receivable for Fund shares sold	2,748
Interest receivable	604,177
Receivable from investment advisor	31,905
Prepaid expenses and other assets	4,576

Total assets	3,685,122,585

Liabilities
Dividends payable	36,190
Payable for securities purchased	1,999,611
Payable for Fund shares redeemed	1,002,772
Due to related parties	21,967
Accrued expenses and other liabilities	214,020

Total liabilities	3,274,560

Net assets	$3,681,848,025

Net assets represented by
Paid-in capital	$3,684,611,415
Overdistributed net investment income	(117,268)
Accumulated net realized losses on investments	(2,646,122)

Total net assets	$3,681,848,025

Net assets consists of
Class I	$3,314,675,148
Class AD	1,001
Class IN	5,500,379
Class IS	336,938,617
Class P	24,732,880

Total net assets	$3,681,848,025

Shares outstanding (unlimited number of shares authorized)
Class I	3,317,490,047
Class AD	1,000
Class IN	5,506,933
Class IS	337,251,637
Class P	24,753,050

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

22

STATEMENT OF OPERATIONS

Year Ended February 28, 2010

Investment income
Interest	$24,081,737
Income from affiliated issuers	333,754

Total investment income	24,415,491

Expenses
Advisory fee	9,593,571
Distribution Plan expenses
Class IN	7,373
Class IS	1,139,571
Class P	194,539
Administrative services fee	3,029,815
Transfer agent fees	180,500
Trustees’ fees and expenses	146,243
Printing and postage expenses	32,421
Custodian and accounting fees	1,025,753
Registration and filing fees	122,981
Professional fees	215,604
Temporary guarantee program fees	1,411,666
Other	164,500

Total expenses	17,264,537
Less: Expense reductions	(1,116)
Fee waivers and expense reimbursements	(4,668,281)

Net expenses	12,595,140

Net investment income	11,820,351

Net realized gains or losses on:
Securities
Unaffiliated issuers	(2,575,127)
Affiliated issuers	12,546

Net realized losses on investments	(2,562,581)

Net increase in net assets resulting from operations	$9,257,770

See Notes to Financial Statements

23

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2010		2009

Operations
Net investment income		$11,820,351		$152,507,095
Net realized gains or losses on investments		(2,562,581)		688,011

Net increase in net assets resulting from operations		9,257,770		153,195,106

Distributions to shareholders from
Net investment income
Class I		(11,399,863)		(141,207,440)
Class AD		0		(12,573)
Class IN		(12,088)		(1,605,071)
Class IS		(461,686)		(7,994,236)
Class P		(16,208)		(2,134,916)

Total distributions to shareholders		(11,889,845)		(152,954,236)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	22,609,712,329	22,609,712,329	40,740,633,313	40,740,633,313
Class AD	0	0	117,265	117,265
Class IN	86,304,219	86,304,219	772,439,598	772,439,598
Class IS	1,688,186,850	1,688,186,850	1,976,963,268	1,976,963,268
Class P	90,665,545	90,665,545	112,851,853	112,851,853

		24,474,868,943		43,603,005,297

Net asset value of shares issued in reinvestment of distributions
Class I	3,683,465	3,683,465	43,443,001	43,443,001
Class AD	0	0	12,197	12,197
Class IN	12,035	12,035	1,286,885	1,286,885
Class IS	21,014	21,014	661,868	661,868
Class P	15,969	15,969	2,060,094	2,060,094

		3,732,483		47,464,045

Payment for shares redeemed
Class I	(24,665,003,653)	(24,665,003,653)	(42,087,846,841)	(42,087,846,841)
Class AD	0	0	(1,593,087)	(1,593,087)
Class IN	(88,544,227)	(88,544,227)	(844,961,689)	(844,961,689)
Class IS	(1,900,649,339)	(1,900,649,339)	(1,806,838,166)	(1,806,838,166)
Class P	(105,911,469)	(105,911,469)	(225,165,115)	(225,165,115)

		(26,760,108,688)		(44,966,404,898)

Net decrease in net assets resulting from capital share transactions		(2,281,507,262)		(1,315,935,556)

Total decrease in net assets		(2,284,139,337)		(1,315,694,686)
Net assets
Beginning of period		5,965,987,362		7,281,682,048

End of period		$3,681,848,025		$5,965,987,362

Overdistributed net investment income		$(117,268)		$(482,735)

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Prime Cash Management Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

25

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended February 28, 2010, the following amounts were reclassified:

Paid-in capital	$(434,961)
Overdistributed net investment income	434,961

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.20% and declining to 0.15% as average daily net assets increase. For the year ended February 28, 2010, the advisory fee was equivalent to an annual rate of 0.19% of the Fund’s average daily net assets.

26

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended February 28, 2010, EIMC voluntarily waived its advisory fee in the amount of $4,093,786 and reimbursed Distribution Plan expenses (see Note 4) relating to Class IN, Class IS and Class P shares in the amounts of $1,439, $453,478 and $119,578, respectively.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the year ended February 28, 2010, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of class of shares. However, currently the distribution fees are limited to 0.05%, 0.10%, 0.25% and 0.50% of the average daily net assets attributable to Class AD, Class IN, Class IS and Class P, respectively.

5. INVESTMENT TRANSACTIONS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

27

NOTES TO FINANCIAL STATEMENTS continued

At February 28, 2010, all of the Fund’s investments in securities carried at fair value were designated as Level 2 inputs. Further details on the major security types can be found in the Schedule of Investments.

On February 28, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2010, the Fund had $2,646,122 in capital loss carryovers for federal income tax purposes with $83,541 expiring in 2015 and $2,562,581 expiring in 2018.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2010, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2010, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryovers	Temporary Book/ Tax Differences

$2,646,122	$(117,268)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid were $11,889,845 and $152,954,236 of ordinary income for the years ended February 28, 2010 and February 28, 2009, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

28

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the year ended February 28, 2010, the Fund had no borrowings under this agreement.

11. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

During the year ended February 28, 2010, the Fund participated in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”) which expired on September 18, 2009. The Program guaranteed the net asset value of certain shares of money market funds as of September 19, 2008. The Program applied only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share fell below $0.995 on any day while the Program was in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 were eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program was the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.023% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. During the year ended February 28, 2010, the Fund paid a fee in the amount of $1,411,666 to participate in the Program, which represents 0.03% of its average daily net assets. The fees were amortized over the length of the participation in the Program.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth

29

NOTES TO FINANCIAL STATEMENTS continued

of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the

30

NOTES TO FINANCIAL STATEMENTS continued

input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

14. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Heritage Money Market Fund, a series of Wells Fargo Funds Trust will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Heritage Money Market Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

31

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Prime Cash Management Money Market Fund, a series of the Evergreen Select Money Market Trust, as of February 28, 2010 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2010 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Prime Cash Management Money Market Fund as of February 28, 2010, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 23, 2010

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ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 871 of the Internal Revenue Code, $11,889,845 has been designated as Qualified Interest Income for purposes of exempting withholding of tax on distributions to nonresident alien shareholders.

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ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Prime Cash Management Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

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ADDITIONAL INFORMATION (unaudited) continued

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the information that EIMC and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the

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ADDITIONAL INFORMATION (unaudited) continued

larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

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ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the

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ADDITIONAL INFORMATION (unaudited) continued

Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class I shares (the Fund’s oldest share class) had outperformed the Fund’s benchmark index, the BofA Merrill Lynch Three-Month U.S. Treasury Bill Index, and had performed in the first quintile of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative

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ADDITIONAL INFORMATION (unaudited) continued

underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by a majority of the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive, particularly in light of the potential business and other risks to sponsors of money market funds evidenced in recent periods. The Trustees also noted generally the apparent willingness of Evergreen and its affiliates to provide financial support to the Evergreen money market funds during recent difficult periods in the fixed-income securities markets, and the substantial expenses incurred by those firms in the past two years to do so.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example,

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ADDITIONAL INFORMATION (unaudited) continued

the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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43

TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

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TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

45

121281 565580 rv7 04/2010

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in
2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant’s Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the six series of the Registrant’s annual financial statements for the fiscal years ended February 28, 2010 and February 28, 2009, and fees billed for other services rendered by KPMG LLP.

	2010	2009

Audit fees	$180,000	$172,100
Non-audit fees	$0	$0
All other fees	$205,000	$792,000

Evergreen Funds

Evergreen Global Dividend Opportunity Fund

Evergreen Income Advantage Fund

Evergreen International Balanced Income Fund

Evergreen Multi-Sector Income Fund

Evergreen Utilities and High Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor for the Funds, as well as non-audit services performed by the independent auditor for the Funds’ investment adviser or any of its control affiliates that relates directly to the Funds’ operations and financial reporting, in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as regarding the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved by the Audit Committee pursuant to detailed pre-approval policies and procedures that describe the types of services for which the independent auditor may be engaged (“general pre-approval”); or may be expressly pre-approved by the Audit Committee (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches expressed in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but on no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval for Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Senior Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix C. Permissible All Other services not listed in Appendix C must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Fee levels or budgeted amounts for all services to be provided by the independent auditor subject to general pre-approval will be established annually by the Audit Committee. Fee levels or budgeted amounts for services to be provided by the independent auditor subject to specific pre-approval will be established at the time of the specific pre-approval. Any proposed fees exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the Audit Committee) of any such services rendered by the independent auditor.

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Director/Assistant Director of Fund Administration will report to the Audit Committee at each of its regular meetings regarding all services provided by the independent auditor that are subject to this policy since the last such report was rendered, including: (1) a general description of the services; (2) actual billed and projected fees; and (3) the means by which such services were pre-approved by the Audit Committee, as well as the date of approval and any related fee level or budgeted amount to which the services are subject.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

On January 1, 2009, Patricia B. Norris replaced Charles A. Austin III as chair of the Audit Committee.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting.

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust

By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: April 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: April 27, 2010

By:	/s/ Jeremy DePalma

Jeremy DePalma
Principal Financial Officer

Date: April 27, 2010